UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537
                                   ---------

                         FRANKLIN CUSTODIAN FUNDS, INC.
                         ------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 9/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

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                                                      SEPTEMBER 30, 2005
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                                                      Franklin DynaTech Fund

                                                      Franklin Growth Fund

                                                      Franklin Income Fund

                                                      Franklin U.S. Government
                                                      Securities Fund

                                                      Franklin Utilities Fund

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
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                   FRANKLIN                               Eligible shareholders
             CUSTODIAN FUNDS, INC.                        can sign up for
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                                                          details.

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                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton
                              pioneered international investing and, in
                              1954, launched what has become the
                              industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual
                              Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER .......................................................     1

ANNUAL REPORT

Franklin DynaTech Fund ...................................................     4

Franklin Growth Fund .....................................................    13

Franklin Income Fund .....................................................    24

Franklin U.S. Government
Securities Fund ..........................................................    39

Franklin Utilities Fund ..................................................    52

Financial Highlights and
Statements of Investments ................................................    63

Financial Statements .....................................................   110

Notes to
Financial Statements .....................................................   119

Report of Independent
Registered Public
Accounting Firm ..........................................................   137

Tax Designation ..........................................................   138

Board Members and Officers ...............................................   139

Shareholder Information ..................................................   144

--------------------------------------------------------------------------------

ANNUAL REPORT

FRANKLIN DYNATECH FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin DynaTech Fund seeks capital appreciation by investing substantially in the equity securities of companies emphasizing scientific or technological development or that are in fast-growing industries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin DynaTech Fund's annual report for the fiscal year ended September 30, 2005.

PERFORMANCE OVERVIEW

Franklin DynaTech Fund - Class A posted a +13.49% cumulative total return for the 12-month period under review. For the same period, the Fund slightly outperformed its narrow benchmark, the NASDAQ 100 Index, which had a price-only return of +13.37%, and outperformed the broad Standard & Poor's 500 Composite Index (S&P 500), which posted a +12.25% cumulative total return.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2005, a maturing domestic economic expansion was driven by perceived staying power across most industries, sectors and regions. Gross domestic product (GDP) rose during the period, benefiting primarily from personal consumption and greater business investment. Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in 2005 driven largely by rising short-term domestic interest rates and strong economic growth in the U.S. relative to many of its major trading partners.

(1) Source: Standard & Poor's Micropal. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 66.


4 | Annual Report

Oil prices increased substantially during the period amid concerns about potential long-term supply limitations in the face of expected strong global demand growth, especially from China and India. Despite rising commodity prices, inflation remained relatively contained for the 12 months ended September 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI).(2) With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 1.75% to 3.75%, and said it would respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Compared with the rise in short-term interest rates, long-term interest rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains. The labor market firmed as employment increased and the unemployment rate dropped from 5.4% to 5.1% during the reporting period.(2) Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence. However, late in the period consumer sentiment fell amid concerns about rising energy costs.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a one-year total return of +7.23%, while the broader S&P 500 and technology-heavy NASDAQ Composite Index returned +12.25% and +14.19%.(3)

INVESTMENT STRATEGY

Based on our independent analysis of individual companies, we search for leading companies that we believe have a sustainable competitive advantage due to state-of-the-art and innovative products, technologies and business models. We consider such factors as a company's competitive positioning, patents, new products, market share, industry growth, recent operational execution and managerial strength. We use a conservative, bottom-up research process to buy and hold what we consider to be undervalued companies.

(2) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

(3) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

PORTFOLIO BREAKDOWN
Franklin DynaTech Fund
Based on Total Net Assets
as of 9/30/05

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

           Semiconductors                                    11.3%
           Biotechnology                                     10.8%
           Medical Specialties                                9.8%
           Packaged Software                                  9.0%
           Internet Software & Services                       6.2%
           Managed Health Care                                4.7%
           Telecommunications Equipment                       4.5%
           Computer Processing Hardware                       3.9%
           Electronic Production Equipment                    3.6%
           Electronic Equipment & Instruments                 3.6%
           Data Processing Services                           2.8%
           Air Freight & Couriers                             2.7%
           Major Pharmaceuticals                              2.4%
           Oilfield Services & Equipment                      2.3%
           Recreational Products                              2.0%
           Other                                             20.0%
           Short-Term Investments & Other Net Assets          0.4%


                                                               Annual Report | 5

TOP 10 HOLDINGS
Franklin DynaTech Fund
9/30/05

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Intel Corp.                                                                 3.9%
 SEMICONDUCTORS
--------------------------------------------------------------------------------
Genentech Inc.                                                              3.5%
 BIOTECHNOLOGY
--------------------------------------------------------------------------------
Microsoft Corp.                                                             3.4%
 PACKAGED SOFTWARE
--------------------------------------------------------------------------------
Amgen Inc.                                                                  3.3%
 BIOTECHNOLOGY
--------------------------------------------------------------------------------
Google Inc., A                                                              3.1%
 INTERNET SOFTWARE & SERVICES
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                     3.1%
 MANAGED HEALTH CARE
--------------------------------------------------------------------------------
Yahoo! Inc.                                                                 2.8%
 INTERNET SOFTWARE & SERVICES
--------------------------------------------------------------------------------
Alcon Inc. (Switzerland)                                                    2.7%
 MEDICAL SPECIALTIES
--------------------------------------------------------------------------------
Motorola Inc.                                                               2.1%
 TELECOMMUNICATIONS EQUIPMENT
--------------------------------------------------------------------------------
Linear Technology Corp.                                                     2.1%
 SEMICONDUCTORS
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

During the year under review, several Fund holdings generated notable returns and contributed to Fund performance. In particular, Google surged 144% due to the strong performance of Internet advertising. The Internet has gained popularity as an effective medium for advertisers to promote their products. Google also benefited from their efforts to expand internationally during the year. Genentech, a biotechnology company, appreciated 61% during the reporting period. The stock benefited from significantly positive clinical outcomes on two drugs, Avastin and Herceptin, which help increase cancer patients' life expectancies. UnitedHealth Group, an owner and manager of a variety of health care plans and services, gained by further consolidating the health insurance industry. The stock rose 52% as the company was able to effect greater efficiency with Internet and other self-help technologies.

Several stocks had negative returns and hurt Fund performance during the reporting period. The online auction provider eBay dropped 10%, suffering from decelerated growth, particularly within their U.S. division. Pfizer, a major producer of pharmaceuticals and hospital products, declined 16% as concerns over its Cox-II inhibitors (Celebrex and Bextra) surfaced and, separately, reports linked Viagra to blindness. Pfizer also faced patent challenges to its blockbuster drug Lipitor. International Game Technology (IGT), a casino game system designer and manufacturer, performed poorly and was down 24% during the year under review. The underperformance was partly due to the end of the most recent slot machine replacement cycle and delayed gaming legislation in California, Florida and Pennsylvania.


6 | Annual Report

Thank you for your continued participation in Franklin DynaTech Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ Rupert H. Johnson, Jr.

                      Rupert H. Johnson, Jr.

[PHOTO OMITTED]       /s/ Matthew J. Moberg, CPA

                      Matthew J. Moberg, CPA

[PHOTO OMITTED]       /s/ Robert R. Dean, CFA

                      Robert R. Dean, CFA

                      Portfolio Management Team
                      Franklin DynaTech Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                               Annual Report | 7

PERFORMANCE SUMMARY AS OF 9/30/05

FRANKLIN DYNATECH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKDNX)           CHANGE           9/30/05          9/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$ 2.97           $ 24.98          $ 22.01
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FDNBX)           CHANGE           9/30/05          9/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$ 2.72           $ 24.15          $ 21.43
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FDYNX)           CHANGE           9/30/05          9/30/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$ 2.69           $ 23.90          $ 21.21
--------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
CLASS A                              1-YEAR       5-YEAR           10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +13.49%       -9.24%        +135.76%
--------------------------------------------------------------------------------
Average Annual Total Return(2)         +6.98%       -3.07%          +8.31%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $ 10,698      $ 8,555        $ 22,220
--------------------------------------------------------------------------------
CLASS B                              1-YEAR       5-YEAR     INCEPTION (2/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +12.69%      -12.63%         -11.35%
--------------------------------------------------------------------------------
Average Annual Total Return(2)         +8.69%       -3.04%          -2.27%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $ 10,869      $ 8,568        $  8,779
--------------------------------------------------------------------------------
CLASS C                              1-YEAR       5-YEAR     INCEPTION (9/16/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +12.68%      -12.55%         +99.63%
--------------------------------------------------------------------------------
Average Annual Total Return(2)        +11.68%       -2.65%          +7.95%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $ 11,168      $ 8,745        $ 19,963
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS A                                9/30/05
----------------------------------------------
1-Year                                  +6.98%
----------------------------------------------
5-Year                                  -3.07%
----------------------------------------------
10-Year                                 +8.31%
----------------------------------------------

CLASS A (10/1/95-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                       FRANKLIN DYNATECH      S&P 500         NASDAQ 100
       DATE              FUND - CLASS A       INDEX(4)         INDEX(4)
------------------------------------------------------------------------
     9/30/1995             $  9,425          $ 10,000          $ 10,000
    10/31/1995             $  9,609          $  9,964          $ 10,234
    11/30/1995             $  9,476          $ 10,401          $ 10,148
    12/31/1995             $  9,218          $ 10,602          $  9,849
     1/31/1996             $  9,225          $ 10,962          $ 10,115
     2/29/1996             $  9,551          $ 11,064          $ 10,645
     3/31/1996             $  9,362          $ 11,170          $ 10,421
     4/30/1996             $ 10,127          $ 11,335          $ 11,396
     5/31/1996             $ 10,491          $ 11,627          $ 11,834
     6/30/1996             $ 10,158          $ 11,671          $ 11,576
     7/31/1996             $  9,551          $ 11,156          $ 10,870
     8/31/1996             $  9,900          $ 11,391          $ 11,342
     9/30/1996             $ 10,635          $ 12,032          $ 12,606
    10/31/1996             $ 10,832          $ 12,364          $ 12,853
    11/30/1996             $ 11,871          $ 13,297          $ 14,255
    12/31/1996             $ 11,872          $ 13,034          $ 14,038
     1/31/1997             $ 12,754          $ 13,848          $ 15,751
     2/28/1997             $ 12,036          $ 13,957          $ 14,536
     3/31/1997             $ 11,731          $ 13,384          $ 13,623
     4/30/1997             $ 12,254          $ 14,183          $ 14,951
     5/31/1997             $ 12,941          $ 15,045          $ 16,388
     6/30/1997             $ 13,058          $ 15,719          $ 16,362
     7/31/1997             $ 14,331          $ 16,969          $ 18,921
     8/31/1997             $ 14,073          $ 16,019          $ 18,359
     9/30/1997             $ 14,424          $ 16,896          $ 18,752
    10/31/1997             $ 13,714          $ 16,332          $ 17,427
    11/30/1997             $ 13,862          $ 17,088          $ 17,955
    12/31/1997             $ 13,608          $ 17,381          $ 16,934
     1/31/1998             $ 14,075          $ 17,573          $ 18,307
     2/28/1998             $ 14,700          $ 18,840          $ 20,410
     3/31/1998             $ 14,766          $ 19,804          $ 20,863
     4/30/1998             $ 15,050          $ 20,003          $ 21,332
     5/31/1998             $ 14,516          $ 19,660          $ 20,374
     6/30/1998             $ 15,225          $ 20,458          $ 22,857
     7/31/1998             $ 15,300          $ 20,240          $ 23,540
     8/31/1998             $ 13,900          $ 17,317          $ 19,490
     9/30/1998             $ 14,866          $ 18,426          $ 22,997
    10/31/1998             $ 15,275          $ 19,924          $ 23,937
    11/30/1998             $ 16,216          $ 21,131          $ 26,628
    12/31/1998             $ 17,329          $ 22,348          $ 31,380
     1/31/1999             $ 18,678          $ 23,282          $ 36,357
     2/28/1999             $ 17,818          $ 22,558          $ 32,906
     3/31/1999             $ 18,400          $ 23,461          $ 36,002
     4/30/1999             $ 18,451          $ 24,369          $ 36,514
     5/31/1999             $ 18,147          $ 23,795          $ 35,716
     6/30/1999             $ 19,075          $ 25,114          $ 39,256
     7/31/1999             $ 19,058          $ 24,331          $ 38,814
     8/31/1999             $ 19,590          $ 24,211          $ 40,967
     9/30/1999             $ 19,497          $ 23,548          $ 41,155
    10/31/1999             $ 20,290          $ 25,037          $ 45,078
    11/30/1999             $ 21,488          $ 25,546          $ 50,706
    12/31/1999             $ 23,772          $ 27,050          $ 63,373
     1/31/2000             $ 24,012          $ 25,691          $ 61,018
     2/29/2000             $ 26,127          $ 25,205          $ 72,929
     3/31/2000             $ 26,392          $ 27,669          $ 75,166
     4/30/2000             $ 24,962          $ 26,837          $ 64,490
     5/31/2000             $ 23,764          $ 26,288          $ 56,814
     6/30/2000             $ 25,228          $ 26,936          $ 64,329
     7/31/2000             $ 24,783          $ 26,515          $ 61,690
     8/31/2000             $ 26,580          $ 28,161          $ 69,693
     9/30/2000             $ 24,483          $ 26,675          $ 61,028
    10/31/2000             $ 23,858          $ 26,562          $ 56,100
    11/30/2000             $ 21,316          $ 24,469          $ 42,841
    12/31/2000             $ 20,863          $ 24,589          $ 40,024
     1/31/2001             $ 21,915          $ 25,461          $ 44,319
     2/28/2001             $ 19,269          $ 23,141          $ 32,616
     3/31/2001             $ 18,138          $ 21,676          $ 26,889
     4/30/2001             $ 19,321          $ 23,359          $ 31,708
     5/31/2001             $ 19,023          $ 23,516          $ 30,763
     6/30/2001             $ 18,883          $ 22,944          $ 31,325
     7/31/2001             $ 18,287          $ 22,718          $ 28,776
     8/31/2001             $ 17,542          $ 21,297          $ 25,120
     9/30/2001             $ 16,438          $ 19,577          $ 19,969
    10/31/2001             $ 17,192          $ 19,951          $ 23,326
    11/30/2001             $ 18,261          $ 21,481          $ 27,279
    12/31/2001             $ 18,128          $ 21,669          $ 26,954
     1/31/2002             $ 17,986          $ 21,353          $ 26,495
     2/28/2002             $ 17,141          $ 20,941          $ 23,231
     3/31/2002             $ 17,665          $ 21,729          $ 24,831
     4/30/2002             $ 16,714          $ 20,412          $ 21,827
     5/31/2002             $ 16,500          $ 20,262          $ 20,653
     6/30/2002             $ 15,477          $ 18,819          $ 17,970
     7/31/2002             $ 14,677          $ 17,353          $ 16,444
     8/31/2002             $ 14,614          $ 17,466          $ 16,107
     9/30/2002             $ 13,671          $ 15,570          $ 14,229
    10/31/2002             $ 14,828          $ 16,939          $ 16,913
    11/30/2002             $ 15,744          $ 17,935          $ 19,076
    12/31/2002             $ 14,525          $ 16,882          $ 16,824
     1/31/2003             $ 14,365          $ 16,441          $ 16,802
     2/28/2003             $ 14,508          $ 16,193          $ 17,258
     3/31/2003             $ 14,632          $ 16,349          $ 17,411
     4/30/2003             $ 15,602          $ 17,696          $ 18,904
     5/31/2003             $ 16,758          $ 18,628          $ 20,474
     6/30/2003             $ 17,043          $ 18,866          $ 20,539
     7/31/2003             $ 17,656          $ 19,199          $ 21,825
     8/31/2003             $ 18,306          $ 19,572          $ 22,923
     9/30/2003             $ 17,941          $ 19,365          $ 22,282
    10/31/2003             $ 19,169          $ 20,460          $ 24,208
    11/30/2003             $ 19,524          $ 20,640          $ 24,343
    12/31/2003             $ 20,138          $ 21,721          $ 25,089
     1/31/2004             $ 20,574          $ 22,120          $ 25,519
     2/29/2004             $ 20,352          $ 22,427          $ 25,131
     3/31/2004             $ 20,236          $ 22,089          $ 24,585
     4/30/2004             $ 19,898          $ 21,743          $ 23,952
     5/31/2004             $ 20,707          $ 22,041          $ 25,060
     6/30/2004             $ 20,939          $ 22,469          $ 25,922
     7/31/2004             $ 19,204          $ 21,726          $ 23,935
     8/31/2004             $ 18,857          $ 21,813          $ 23,393
     9/30/2004             $ 19,578          $ 22,049          $ 24,146
    10/31/2004             $ 19,996          $ 22,386          $ 25,411
    11/30/2004             $ 20,894          $ 23,291          $ 26,860
    12/31/2004             $ 21,686          $ 24,083          $ 27,708
     1/31/2005             $ 20,396          $ 23,496          $ 25,973
     2/28/2005             $ 20,663          $ 23,991          $ 25,826
     3/31/2005             $ 20,209          $ 23,566          $ 25,339
     4/30/2005             $ 19,853          $ 23,120          $ 24,284
     5/31/2005             $ 21,232          $ 23,855          $ 26,366
     6/30/2005             $ 21,019          $ 23,889          $ 25,527
     7/31/2005             $ 22,095          $ 24,777          $ 27,435
     8/31/2005             $ 22,255          $ 24,551          $ 27,034
     9/30/2005             $ 22,220          $ 24,750          $ 27,375

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS B                                9/30/05
----------------------------------------------
1-Year                                  +8.69%
----------------------------------------------
5-Year                                  -3.04%
----------------------------------------------
Since Inception (2/1/00)                -2.27%
----------------------------------------------

CLASS B (2/1/00-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FRANKLIN DYNATECH     S&P 500      NASDAQ 100
     DATE          FUND - CLASS B      INDEX(4)      INDEX(4)
---------------------------------------------------------------
   2/1/2000          $ 10,000         $ 10,000       $ 10,000
  2/29/2000          $ 10,870         $  9,811       $ 11,952
  3/31/2000          $ 10,973         $ 10,770       $ 12,319
  4/30/2000          $ 10,374         $ 10,446       $ 10,569
  5/31/2000          $  9,868         $ 10,232       $  9,311
  6/30/2000          $ 10,471         $ 10,485       $ 10,543
  7/31/2000          $ 10,278         $ 10,321       $ 10,110
  8/31/2000          $ 11,020         $ 10,962       $ 11,422
  9/30/2000          $ 10,146         $ 10,383       $ 10,002
 10/31/2000          $  9,879         $ 10,339       $  9,194
 11/30/2000          $  8,824         $  9,524       $  7,021
 12/31/2000          $  8,624         $  9,571       $  6,559
  1/31/2001          $  9,053         $  9,911       $  7,263
  2/28/2001          $  7,958         $  9,008       $  5,345
  3/31/2001          $  7,488         $  8,437       $  4,407
  4/30/2001          $  7,968         $  9,092       $  5,196
  5/31/2001          $  7,841         $  9,153       $  5,042
  6/30/2001          $  7,779         $  8,931       $  5,134
  7/31/2001          $  7,528         $  8,843       $  4,716
  8/31/2001          $  7,219         $  8,290       $  4,117
  9/30/2001          $  6,760         $  7,620       $  3,273
 10/31/2001          $  7,062         $  7,766       $  3,823
 11/30/2001          $  7,499         $  8,361       $  4,471
 12/31/2001          $  7,437         $  8,435       $  4,417
  1/31/2002          $  7,378         $  8,312       $  4,342
  2/28/2002          $  7,026         $  8,151       $  3,807
  3/31/2002          $  7,239         $  8,458       $  4,069
  4/30/2002          $  6,842         $  7,945       $  3,577
  5/31/2002          $  6,751         $  7,887       $  3,385
  6/30/2002          $  6,329         $  7,325       $  2,945
  7/31/2002          $  5,995         $  6,754       $  2,695
  8/31/2002          $  5,969         $  6,799       $  2,640
  9/30/2002          $  5,576         $  6,060       $  2,332
 10/31/2002          $  6,046         $  6,593       $  2,772
 11/30/2002          $  6,413         $  6,981       $  3,126
 12/31/2002          $  5,917         $  6,571       $  2,757
  1/31/2003          $  5,848         $  6,399       $  2,754
  2/28/2003          $  5,903         $  6,303       $  2,828
  3/31/2003          $  5,947         $  6,364       $  2,853
  4/30/2003          $  6,340         $  6,888       $  3,098
  5/31/2003          $  6,806         $  7,251       $  3,355
  6/30/2003          $  6,916         $  7,343       $  3,366
  7/31/2003          $  7,158         $  7,473       $  3,577
  8/31/2003          $  7,419         $  7,618       $  3,757
  9/30/2003          $  7,268         $  7,538       $  3,652
 10/31/2003          $  7,760         $  7,964       $  3,967
 11/30/2003          $  7,896         $  8,034       $  3,989
 12/31/2003          $  8,142         $  8,455       $  4,112
  1/31/2004          $  8,311         $  8,610       $  4,182
  2/29/2004          $  8,215         $  8,730       $  4,119
  3/31/2004          $  8,164         $  8,598       $  4,029
  4/30/2004          $  8,025         $  8,463       $  3,925
  5/31/2004          $  8,344         $  8,579       $  4,107
  6/30/2004          $  8,432         $  8,746       $  4,248
  7/31/2004          $  7,727         $  8,456       $  3,923
  8/31/2004          $  7,584         $  8,490       $  3,834
  9/30/2004          $  7,867         $  8,582       $  3,957
 10/31/2004          $  8,028         $  8,713       $  4,164
 11/30/2004          $  8,388         $  9,066       $  4,402
 12/31/2004          $  8,696         $  9,374       $  4,541
  1/31/2005          $  8,179         $  9,146       $  4,257
  2/28/2005          $  8,278         $  9,338       $  4,232
  3/31/2005          $  8,091         $  9,173       $  4,153
  4/30/2005          $  7,944         $  8,999       $  3,980
  5/31/2005          $  8,491         $  9,285       $  4,321
  6/30/2005          $  8,399         $  9,298       $  4,183
  7/31/2005          $  8,825         $  9,644       $  4,496
  8/31/2005          $  8,880         $  9,556       $  4,430
  9/30/2005          $  8,779         $  9,634       $  4,486


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS C                                9/30/05
----------------------------------------------
1-Year                                 +11.68%
----------------------------------------------
5-Year                                  -2.65%
----------------------------------------------
Since Inception (9/16/96)               +7.95%
----------------------------------------------

CLASS C (9/16/96-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 FRANKLIN DYNATECH      S&P 500         NASDAQ 100
     DATE          FUND - CLASS C       INDEX(4)         INDEX(4)
------------------------------------------------------------------
  9/16/1996          $ 10,000          $ 10,000         $ 10,000
  9/30/1996          $ 10,263          $ 10,262         $ 10,520
 10/31/1996          $ 10,439          $ 10,545         $ 10,726
 11/30/1996          $ 11,434          $ 11,342         $ 11,896
 12/31/1996          $ 11,428          $ 11,117         $ 11,716
  1/31/1997          $ 12,279          $ 11,811         $ 13,145
  2/28/1997          $ 11,579          $ 11,904         $ 12,131
  3/31/1997          $ 11,278          $ 11,416         $ 11,369
  4/30/1997          $ 11,767          $ 12,097         $ 12,477
  5/31/1997          $ 12,415          $ 12,833         $ 13,677
  6/30/1997          $ 12,513          $ 13,407         $ 13,655
  7/31/1997          $ 13,726          $ 14,473         $ 15,790
  8/31/1997          $ 13,462          $ 13,663         $ 15,322
  9/30/1997          $ 13,786          $ 14,411         $ 15,650
 10/31/1997          $ 13,101          $ 13,930         $ 14,543
 11/30/1997          $ 13,229          $ 14,575         $ 14,984
 12/31/1997          $ 12,975          $ 14,825         $ 14,132
  1/31/1998          $ 13,392          $ 14,989         $ 15,278
  2/28/1998          $ 13,978          $ 16,069         $ 17,033
  3/31/1998          $ 14,034          $ 16,891         $ 17,411
  4/30/1998          $ 14,299          $ 17,061         $ 17,803
  5/31/1998          $ 13,777          $ 16,768         $ 17,003
  6/30/1998          $ 14,443          $ 17,449         $ 19,075
  7/31/1998          $ 14,499          $ 17,263         $ 19,645
  8/31/1998          $ 13,167          $ 14,770         $ 16,265
  9/30/1998          $ 14,066          $ 15,716         $ 19,191
 10/31/1998          $ 14,443          $ 16,994         $ 19,976
 11/30/1998          $ 15,326          $ 18,023         $ 22,222
 12/31/1998          $ 16,364          $ 19,061         $ 26,188
  1/31/1999          $ 17,626          $ 19,858         $ 30,341
  2/28/1999          $ 16,809          $ 19,241         $ 27,461
  3/31/1999          $ 17,343          $ 20,010         $ 30,045
  4/30/1999          $ 17,383          $ 20,785         $ 30,473
  5/31/1999          $ 17,092          $ 20,295         $ 29,807
  6/30/1999          $ 17,949          $ 21,420         $ 32,760
  7/31/1999          $ 17,925          $ 20,753         $ 32,392
  8/31/1999          $ 18,410          $ 20,650         $ 34,188
  9/30/1999          $ 18,313          $ 20,084         $ 34,345
 10/31/1999          $ 19,041          $ 21,355         $ 37,619
 11/30/1999          $ 20,158          $ 21,789         $ 42,316
 12/31/1999          $ 22,288          $ 23,071         $ 52,887
  1/31/2000          $ 22,501          $ 21,912         $ 50,922
  2/29/2000          $ 24,469          $ 21,498         $ 60,862
  3/31/2000          $ 24,698          $ 23,600         $ 62,729
  4/30/2000          $ 23,350          $ 22,890         $ 53,819
  5/31/2000          $ 22,207          $ 22,422         $ 47,413
  6/30/2000          $ 23,570          $ 22,974         $ 53,685
  7/31/2000          $ 23,138          $ 22,616         $ 51,482
  8/31/2000          $ 24,796          $ 24,020         $ 58,161
  9/30/2000          $ 22,827          $ 22,752         $ 50,930
 10/31/2000          $ 22,231          $ 22,655         $ 46,817
 11/30/2000          $ 19,854          $ 20,871         $ 35,752
 12/31/2000          $ 19,410          $ 20,973         $ 33,401
  1/31/2001          $ 20,381          $ 21,717         $ 36,985
  2/28/2001          $ 17,909          $ 19,738         $ 27,220
  3/31/2001          $ 16,855          $ 18,488         $ 22,440
  4/30/2001          $ 17,942          $ 19,924         $ 26,461
  5/31/2001          $ 17,652          $ 20,057         $ 25,673
  6/30/2001          $ 17,511          $ 19,569         $ 26,142
  7/31/2001          $ 16,947          $ 19,376         $ 24,014
  8/31/2001          $ 16,241          $ 18,165         $ 20,963
  9/30/2001          $ 15,213          $ 16,698         $ 16,665
 10/31/2001          $ 15,901          $ 17,017         $ 19,467
 11/30/2001          $ 16,880          $ 18,322         $ 22,765
 12/31/2001          $ 16,739          $ 18,482         $ 22,494
  1/31/2002          $ 16,605          $ 18,213         $ 22,111
  2/28/2002          $ 15,820          $ 17,861         $ 19,387
  3/31/2002          $ 16,288          $ 18,533         $ 20,722
  4/30/2002          $ 15,403          $ 17,410         $ 18,216
  5/31/2002          $ 15,194          $ 17,282         $ 17,235
  6/30/2002          $ 14,242          $ 16,051         $ 14,997
  7/31/2002          $ 13,498          $ 14,801         $ 13,723
  8/31/2002          $ 13,431          $ 14,898         $ 13,442
  9/30/2002          $ 12,554          $ 13,280         $ 11,875
 10/31/2002          $ 13,615          $ 14,448         $ 14,114
 11/30/2002          $ 14,442          $ 15,297         $ 15,920
 12/31/2002          $ 13,323          $ 14,399         $ 14,041
  1/31/2003          $ 13,164          $ 14,023         $ 14,022
  2/28/2003          $ 13,289          $ 13,812         $ 14,403
  3/31/2003          $ 13,390          $ 13,945         $ 14,530
  4/30/2003          $ 14,275          $ 15,094         $ 15,776
  5/31/2003          $ 15,319          $ 15,888         $ 17,086
  6/30/2003          $ 15,570          $ 16,091         $ 17,140
  7/31/2003          $ 16,121          $ 16,375         $ 18,214
  8/31/2003          $ 16,706          $ 16,694         $ 19,130
  9/30/2003          $ 16,363          $ 16,517         $ 18,595
 10/31/2003          $ 17,474          $ 17,451         $ 20,203
 11/30/2003          $ 17,783          $ 17,604         $ 20,315
 12/31/2003          $ 18,334          $ 18,527         $ 20,938
  1/31/2004          $ 18,719          $ 18,867         $ 21,297
  2/29/2004          $ 18,502          $ 19,129         $ 20,973
  3/31/2004          $ 18,385          $ 18,840         $ 20,517
  4/30/2004          $ 18,067          $ 18,545         $ 19,988
  5/31/2004          $ 18,786          $ 18,799         $ 20,914
  6/30/2004          $ 18,986          $ 19,164         $ 21,633
  7/31/2004          $ 17,399          $ 18,530         $ 19,975
  8/31/2004          $ 17,082          $ 18,605         $ 19,522
  9/30/2004          $ 17,716          $ 18,806         $ 20,151
 10/31/2004          $ 18,084          $ 19,093         $ 21,206
 11/30/2004          $ 18,886          $ 19,866         $ 22,415
 12/31/2004          $ 19,579          $ 20,541         $ 23,123
  1/31/2005          $ 18,418          $ 20,041         $ 21,675
  2/28/2005          $ 18,644          $ 20,462         $ 21,553
  3/31/2005          $ 18,218          $ 20,100         $ 21,146
  4/30/2005          $ 17,883          $ 19,719         $ 20,266
  5/31/2005          $ 19,120          $ 20,346         $ 22,003
  6/30/2005          $ 18,911          $ 20,375         $ 21,303
  7/31/2005          $ 19,871          $ 21,133         $ 22,895
  8/31/2005          $ 19,997          $ 20,940         $ 22,561
  9/30/2005          $ 19,963          $ 21,109         $ 22,845

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH INVESTING IN COMPANIES EMPHASIZING SCIENTIFIC OR TECHNOLOGICAL ADVANCEMENT. THE TECHNOLOGY SECTOR HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND MAY ALSO INVEST IN SMALL-CAPITALIZATION COMPANIES, WHICH INVOLVE SPECIAL RISKS SUCH AS RELATIVELY SMALL REVENUES, LIMITED PRODUCT LINES AND MODEST MARKET SHARE. THE PRICE OF THESE SECURITIES CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM, AND INVESTORS SHOULD EXPECT FLUCTUATION IN THE VALUE OF THEIR INVESTMENT. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends.


10 | Annual Report

YOUR FUND'S EXPENSES

FRANKLIN DYNATECH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                        VALUE 3/31/05          VALUE 9/30/05   PERIOD* 3/31/05-9/30/05
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,099.50                $5.42
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,019.90                $5.22
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,095.70                $9.35
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,016.14                $9.00
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,095.80                $9.30
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,016.19                $8.95
-------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.03%; B: 1.78%; and C: 1.77%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


12 | Annual Report

FRANKLIN GROWTH FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Growth Fund seeks capital appreciation by investing substantially in equity securities of companies that are leaders in their industries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Growth Fund's annual report for the fiscal year ended September 30, 2005.

PERFORMANCE OVERVIEW

For the year under review, Franklin Growth Fund - Class A posted a +14.17% cumulative total return. The Fund outperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned +12.25% for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 17.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2005, a maturing domestic economic expansion was driven by perceived staying power across most industries, sectors and regions. Gross domestic product (GDP) rose during the period, benefiting primarily from personal consumption and greater business investment. Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in 2005 driven largely by rising short-term domestic interest rates and strong economic growth in the U.S. relative to many of its major trading partners.

Oil prices increased substantially during the period amid concerns about potential long-term supply limitations in the face of expected strong global demand growth, especially from China and India. Despite rising commodity prices, inflation remained relatively contained for the 12 months ended September 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI). (2) With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 1.75% to 3.75%, and said it would respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Compared with the rise in short-term interest

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 75.


                                                              Annual Report | 13

PORTFOLIO BREAKDOWN
Franklin Growth Fund
Based on Total Net Assets
as of 9/30/05*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            Health Technology**                          22.6%
            Electronic Technology**                      20.7%
            Producer Manufacturing                       19.5%
            Technology Services**                        10.0%
            Consumer Services                             5.0%
            Transportation                                4.0%
            Energy Minerals                               3.6%
            Distribution Services                         3.1%
            Consumer Non-Durables                         2.8%
            Commercial Services                           2.6%
            Process Industries                            1.8%
            Industrial Services                           1.7%
            Health Services                               1.3%
            Consumer Durables                             1.0%
            Other                                         0.6%

* Short-Term Investments & Other Net Assets = -0.3% because total liability exceeds short-term investments, cash and receivables.

** Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

rates, long-term interest rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains. The labor market firmed as employment increased and the unemployment rate dropped from 5.4% to 5.1% during the reporting period.(2) Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence. However, late in the period consumer sentiment fell amid concerns about rising energy costs.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a one-year total return of +7.23%, while the broader S&P 500 and technology-heavy NASDAQ Composite Index returned +12.25% and +14.19%.(3)

INVESTMENT STRATEGY

We seek to invest in companies that have qualities such as strong management teams, financials and industry leadership. The Fund looks for opportunities in new and rapidly growing businesses and in mature businesses selling at depressed prices but offering favorable recovery possibilities. We analyze securities individually and buy stocks of large and small companies in our effort to maintain a solid and diversified portfolio.

MANAGER'S DISCUSSION

The Fund was nearly fully invested and broadly diversified, with holdings in 102 companies at period-end. We did not have any particular sector strength or weakness driving Fund performance this year, but instead saw results based predominantly on individual company performances.

The Fund's top performers for the 12-month reporting period were Apple Computer and EnCana. The stock of Apple Computer, one of the biggest contributors to the Fund's overall performance, rose almost 177% propelled by better-than-expected sales of the company's innovative music-related products

(3) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


14 | Annual Report
such as the iPod, and supported by steady sales of its core computer hardware and software products. EnCana, a leading independent North American crude oil and natural gas exploration and production company, experienced robust sales growth and higher cash flow due largely to high oil and gas commodity prices. EnCana's stock price appreciated nearly 154% during the year under review. Other strong contributors to the Fund's results were offshore drilling contractor Transocean, specialty engineering manufacturer Teleflex, and Genentech, the large biotechnology firm which has seen surprisingly strong sales in its colon and breast cancer drugs.

Even though the Fund posted solid gains and outperformed the S&P 500 this fiscal year, we had some holdings which held back performance. For example, some of our airline stocks fared poorly in a difficult environment, especially for large domestic carriers.(4) The recent spike in petroleum prices appeared to be the final blow that pushed already-troubled Delta Air Lines and Northwest Airlines (both sold by period-end) into bankruptcy. It has become difficult to profit under recent business conditions for these and other full-service domestic airlines -- hamstrung by high fuel costs and competitive airfares across the industry -- despite the fact that airlines remain vital to national and international travel. Also, the point-to-point newcomers (as opposed to hub-and-spoke) to the air travel industry are undercutting their larger competitors while focusing on limited aircraft types, shorter routes and specific destinations.

In addition to airlines, there were several other notable detractors from Fund performance. For example, computer manufacturer Gateway saw stock price declines in excess of 45% amid heavy competition in the PC and consumer electronics market, pharmaceuticals maker Merck & Co. was down more than 13% due to a dip in revenues following the withdrawal of its Vioxx pain medication, and Eastman Kodak's share price fell about 23% as it worked toward a major shift away from its dominance in photographic film and into the emerging and highly competitive digital imaging technology realm. All three companies suffered disappointing operating results and were among our poorest-performing investments during the year under review.

TOP 10 HOLDINGS
Franklin Growth Fund
9/30/05

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Genentech Inc.                                                              3.8%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Amgen Inc.                                                                  3.4%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Boeing Co.                                                                  3.1%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.8%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
General Dynamics Corp.                                                      2.7%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
3M Co.                                                                      2.7%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                                      2.5%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Yahoo! Inc.                                                                 2.4%
 TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Apple Computer Inc.                                                         2.4%
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 2.3%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------

(4)    In the SOI, airline stocks are part of the transportation sector.


                                                              Annual Report | 15

We welcome your questions and comments and look forward to serving your investment needs in the years ahead.

[PHOTO OMITTED]       /s/ V. Jerry Palmieri

                      V. Jerry Palmieri
                      Portfolio Manager
                      Franklin Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


16 | Annual Report

PERFORMANCE SUMMARY AS OF 9/30/05

FRANKLIN GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKGRX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$ 4.25           $ 34.83          $ 30.58
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                      $ 0.0787
-----------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FKGBX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$ 3.96           $ 33.73          $ 29.77
-----------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRGSX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$ 3.92           $ 33.43          $ 29.51
-----------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FGSRX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$ 4.20           $ 34.59          $ 30.39
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                      $ 0.0149
-----------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FCGAX)                         CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$ 4.26           $ 34.89          $ 30.63
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                      $ 0.1585
-----------------------------------------------------------------------------------------------


                                                              Annual Report | 17

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR          5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +14.17%          +1.19%           +113.16%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +7.59%          -0.94%             +7.23%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,759          $9,538            $20,093
-----------------------------------------------------------------------------------------------------
CLASS B                                              1-YEAR           5-YEAR       INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +13.30%          -2.50%            +15.38%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +9.30%          -0.88%             +2.14%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,930          $9,566            $11,538
-----------------------------------------------------------------------------------------------------
CLASS C                                              1-YEAR           5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +13.32%          -2.54%            +97.69%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +12.32%          -0.51%             +7.05%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,232          $9,746            $19,769
-----------------------------------------------------------------------------------------------------
CLASS R                                              1-YEAR           3-YEAR       INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +13.87%         +57.78%             +9.78%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +12.87%         +16.42%             +2.53%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,287         $15,778            $10,978
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS(4)                                     1-YEAR           5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +14.45%          +2.43%           +119.44%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +14.45%          +0.48%             +8.18%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,445         $10,243            $21,944
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


18 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
CLASS A                         9/30/05
---------------------------------------
1-Year                           +7.59%
---------------------------------------
5-Year                           -0.94%
---------------------------------------
10-Year                          +7.23%
---------------------------------------

CLASS A (10/1/95 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                               FRANKLIN GROWTH
           DATE                 FUND - CLASS A      S&P 500 INDEX(5)
        ------------------------------------------------------------
         10/1/1995                 $ 9,426             $10,000
        10/31/1995                 $ 9,480             $ 9,964
        11/30/1995                 $10,015             $10,401
        12/31/1995                 $10,098             $10,602
         1/31/1996                 $10,389             $10,962
         2/29/1996                 $10,611             $11,064
         3/31/1996                 $10,651             $11,170
         4/30/1996                 $10,868             $11,335
         5/31/1996                 $11,076             $11,627
         6/30/1996                 $10,997             $11,671
         7/31/1996                 $10,429             $11,156
         8/31/1996                 $10,720             $11,391
         9/30/1996                 $11,283             $12,032
        10/31/1996                 $11,313             $12,364
        11/30/1996                 $12,024             $13,297
        12/31/1996                 $11,782             $13,034
         1/31/1997                 $12,079             $13,848
         2/28/1997                 $12,104             $13,957
         3/31/1997                 $11,802             $13,384
         4/30/1997                 $12,225             $14,183
         5/31/1997                 $12,899             $15,045
         6/30/1997                 $13,140             $15,719
         7/31/1997                 $13,663             $16,969
         8/31/1997                 $13,205             $16,019
         9/30/1997                 $13,623             $16,896
        10/31/1997                 $13,507             $16,332
        11/30/1997                 $13,814             $17,088
        12/31/1997                 $13,974             $17,381
         1/31/1998                 $14,119             $17,573
         2/28/1998                 $14,712             $18,840
         3/31/1998                 $15,032             $19,804
         4/30/1998                 $15,233             $20,003
         5/31/1998                 $15,016             $19,660
         6/30/1998                 $15,300             $20,458
         7/31/1998                 $15,243             $20,240
         8/31/1998                 $13,959             $17,317
         9/30/1998                 $14,743             $18,426
        10/31/1998                 $15,651             $19,924
        11/30/1998                 $16,213             $21,131
        12/31/1998                 $16,563             $22,348
         1/31/1999                 $16,852             $23,282
         2/28/1999                 $16,673             $22,558
         3/31/1999                 $17,126             $23,461
         4/30/1999                 $17,684             $24,369
         5/31/1999                 $17,468             $23,795
         6/30/1999                 $18,201             $25,114
         7/31/1999                 $17,906             $24,331
         8/31/1999                 $17,979             $24,211
         9/30/1999                 $17,490             $23,548
        10/31/1999                 $17,774             $25,037
        11/30/1999                 $18,000             $25,546
        12/31/1999                 $18,581             $27,050
         1/31/2000                 $18,425             $25,691
         2/29/2000                 $17,995             $25,205
         3/31/2000                 $19,560             $27,669
         4/30/2000                 $19,792             $26,837
         5/31/2000                 $19,872             $26,288
         6/30/2000                 $20,152             $26,936
         7/31/2000                 $19,840             $26,515
         8/31/2000                 $20,712             $28,161
         9/30/2000                 $19,856             $26,675
        10/31/2000                 $20,120             $26,562
        11/30/2000                 $19,598             $24,469
        12/31/2000                 $19,980             $24,589
         1/31/2001                 $20,357             $25,461
         2/28/2001                 $19,336             $23,141
         3/31/2001                 $17,904             $21,676
         4/30/2001                 $19,347             $23,359
         5/31/2001                 $19,644             $23,516
         6/30/2001                 $18,743             $22,944
         7/31/2001                 $18,697             $22,718
         8/31/2001                 $17,847             $21,297
         9/30/2001                 $15,862             $19,577
        10/31/2001                 $16,393             $19,951
        11/30/2001                 $17,950             $21,481
        12/31/2001                 $18,088             $21,669
         1/31/2002                 $17,830             $21,353
         2/28/2002                 $17,704             $20,941
         3/31/2002                 $18,318             $21,729
         4/30/2002                 $17,158             $20,412
         5/31/2002                 $16,820             $20,262
         6/30/2002                 $15,551             $18,819
         7/31/2002                 $14,150             $17,353
         8/31/2002                 $14,179             $17,466
         9/30/2002                 $12,635             $15,570
        10/31/2002                 $13,513             $16,939
        11/30/2002                 $14,437             $17,935
        12/31/2002                 $13,684             $16,882
         1/31/2003                 $13,160             $16,441
         2/28/2003                 $12,862             $16,193
         3/31/2003                 $12,862             $16,349
         4/30/2003                 $13,799             $17,696
         5/31/2003                 $14,701             $18,628
         6/30/2003                 $15,138             $18,866
         7/31/2003                 $15,587             $19,199
         8/31/2003                 $15,932             $19,572
         9/30/2003                 $15,449             $19,365
        10/31/2003                 $16,363             $20,460
        11/30/2003                 $16,570             $20,640
        12/31/2003                 $17,519             $21,721
         1/31/2004                 $17,783             $22,120
         2/29/2004                 $17,864             $22,427
         3/31/2004                 $17,450             $22,089
         4/30/2004                 $17,461             $21,743
         5/31/2004                 $17,743             $22,041
         6/30/2004                 $18,468             $22,469
         7/31/2004                 $17,496             $21,726
         8/31/2004                 $17,346             $21,813
         9/30/2004                 $17,599             $22,049
        10/31/2004                 $17,812             $22,386
        11/30/2004                 $18,854             $23,291
        12/31/2004                 $19,498             $24,083
         1/31/2005                 $18,829             $23,496
         2/28/2005                 $19,158             $23,991
         3/31/2005                 $19,135             $23,566
         4/30/2005                 $18,679             $23,120
         5/31/2005                 $19,418             $23,855
         6/30/2005                 $19,204             $23,889
         7/31/2005                 $20,208             $24,777
         8/31/2005                 $20,133             $24,551
         9/30/2005                 $20,093             $24,750

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
CLASS B                         9/30/05
---------------------------------------
1-Year                           +9.30%
---------------------------------------
5-Year                           -0.88%
---------------------------------------
Since Inception (1/1/99)         +2.14%
---------------------------------------

CLASS B (01/01/99 - 09/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                               FRANKLIN GROWTH
           DATE                 FUND - CLASS B      S&P 500 INDEX(5)
        ------------------------------------------------------------
          1/1/1999                 $10,000             $10,000
         1/31/1999                 $10,172             $10,418
         2/28/1999                 $10,057             $10,094
         3/31/1999                 $10,324             $10,498
         4/30/1999                 $10,655             $10,905
         5/31/1999                 $10,515             $10,647
         6/30/1999                 $10,951             $11,238
         7/31/1999                 $10,766             $10,887
         8/31/1999                 $10,804             $10,834
         9/30/1999                 $10,502             $10,537
        10/31/1999                 $10,668             $11,203
        11/30/1999                 $10,792             $11,431
        12/31/1999                 $11,134             $12,104
         1/31/2000                 $11,031             $11,496
         2/29/2000                 $10,771             $11,279
         3/31/2000                 $11,698             $12,381
         4/30/2000                 $11,831             $12,009
         5/31/2000                 $11,873             $11,763
         6/30/2000                 $12,031             $12,053
         7/31/2000                 $11,837             $11,865
         8/31/2000                 $12,352             $12,601
         9/30/2000                 $11,834             $11,936
        10/31/2000                 $11,983             $11,886
        11/30/2000                 $11,665             $10,949
        12/31/2000                 $11,883             $11,003
         1/31/2001                 $12,102             $11,393
         2/28/2001                 $11,491             $10,355
         3/31/2001                 $10,630             $ 9,699
         4/30/2001                 $11,477             $10,453
         5/31/2001                 $11,648             $10,523
         6/30/2001                 $11,108             $10,267
         7/31/2001                 $11,070             $10,166
         8/31/2001                 $10,565             $ 9,530
         9/30/2001                 $ 9,380             $ 8,760
        10/31/2001                 $ 9,687             $ 8,927
        11/30/2001                 $10,609             $ 9,612
        12/31/2001                 $10,683             $ 9,696
         1/31/2002                 $10,522             $ 9,555
         2/28/2002                 $10,444             $ 9,371
         3/31/2002                 $10,796             $ 9,723
         4/30/2002                 $10,108             $ 9,134
         5/31/2002                 $ 9,903             $ 9,067
         6/30/2002                 $ 9,147             $ 8,421
         7/31/2002                 $ 8,319             $ 7,765
         8/31/2002                 $ 8,333             $ 7,816
         9/30/2002                 $ 7,420             $ 6,967
        10/31/2002                 $ 7,929             $ 7,580
        11/30/2002                 $ 8,470             $ 8,025
        12/31/2002                 $ 8,018             $ 7,554
         1/31/2003                 $ 7,710             $ 7,357
         2/28/2003                 $ 7,529             $ 7,246
         3/31/2003                 $ 7,526             $ 7,316
         4/30/2003                 $ 8,070             $ 7,919
         5/31/2003                 $ 8,590             $ 8,335
         6/30/2003                 $ 8,839             $ 8,442
         7/31/2003                 $ 9,096             $ 8,591
         8/31/2003                 $ 9,291             $ 8,758
         9/30/2003                 $ 9,003             $ 8,665
        10/31/2003                 $ 9,530             $ 9,155
        11/30/2003                 $ 9,647             $ 9,236
        12/31/2003                 $10,190             $ 9,720
         1/31/2004                 $10,338             $ 9,898
         2/29/2004                 $10,382             $10,036
         3/31/2004                 $10,132             $ 9,884
         4/30/2004                 $10,136             $ 9,729
         5/31/2004                 $10,293             $ 9,863
         6/30/2004                 $10,707             $10,054
         7/31/2004                 $10,132             $ 9,722
         8/31/2004                 $10,043             $ 9,761
         9/30/2004                 $10,184             $ 9,866
        10/31/2004                 $10,300             $10,017
        11/30/2004                 $10,895             $10,422
        12/31/2004                 $11,258             $10,777
         1/31/2005                 $10,868             $10,514
         2/28/2005                 $11,049             $10,735
         3/31/2005                 $11,032             $10,545
         4/30/2005                 $10,762             $10,345
         5/31/2005                 $11,179             $10,674
         6/30/2005                 $11,049             $10,690
         7/31/2005                 $11,617             $11,087
         8/31/2005                 $11,569             $10,986
         9/30/2005                 $11,538             $11,075


                                                              Annual Report | 19

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS C                          9/30/05
----------------------------------------
1-Year                           +12.32%
----------------------------------------
5-Year                            -0.51%
----------------------------------------
10-Year                           +7.05%
----------------------------------------

CLASS C (10/01/95 - 09/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                               FRANKLIN GROWTH
           DATE                 FUND - CLASS C      S&P 500 INDEX(5)
        ------------------------------------------------------------
         10/1/1995                 $10,000             $10,000
        10/31/1995                 $10,047             $ 9,964
        11/30/1995                 $10,610             $10,401
        12/31/1995                 $10,691             $10,602
         1/31/1996                 $10,990             $10,962
         2/29/1996                 $11,221             $11,064
         3/31/1996                 $11,258             $11,170
         4/30/1996                 $11,479             $11,335
         5/31/1996                 $11,694             $11,627
         6/30/1996                 $11,605             $11,671
         7/31/1996                 $10,995             $11,156
         8/31/1996                 $11,295             $11,391
         9/30/1996                 $11,883             $12,032
        10/31/1996                 $11,910             $12,364
        11/30/1996                 $12,650             $13,297
        12/31/1996                 $12,386             $13,034
         1/31/1997                 $12,685             $13,848
         2/28/1997                 $12,706             $13,957
         3/31/1997                 $12,381             $13,384
         4/30/1997                 $12,818             $14,183
         5/31/1997                 $13,517             $15,045
         6/30/1997                 $13,757             $15,719
         7/31/1997                 $14,301             $16,969
         8/31/1997                 $13,805             $16,019
         9/30/1997                 $14,237             $16,896
        10/31/1997                 $14,109             $16,332
        11/30/1997                 $14,418             $17,088
        12/31/1997                 $14,576             $17,381
         1/31/1998                 $14,717             $17,573
         2/28/1998                 $15,326             $18,840
         3/31/1998                 $15,647             $19,804
         4/30/1998                 $15,849             $20,003
         5/31/1998                 $15,615             $19,660
         6/30/1998                 $15,898             $20,458
         7/31/1998                 $15,827             $20,240
         8/31/1998                 $14,489             $17,317
         9/30/1998                 $15,288             $18,426
        10/31/1998                 $16,224             $19,924
        11/30/1998                 $16,789             $21,131
        12/31/1998                 $17,146             $22,348
         1/31/1999                 $17,433             $23,282
         2/28/1999                 $17,234             $22,558
         3/31/1999                 $17,687             $23,461
         4/30/1999                 $18,256             $24,369
         5/31/1999                 $18,024             $23,795
         6/30/1999                 $18,769             $25,114
         7/31/1999                 $18,449             $24,331
         8/31/1999                 $18,515             $24,211
         9/30/1999                 $17,996             $23,548
        10/31/1999                 $18,278             $25,037
        11/30/1999                 $18,499             $25,546
        12/31/1999                 $19,089             $27,050
         1/31/2000                 $18,910             $25,691
         2/29/2000                 $18,462             $25,205
         3/31/2000                 $20,053             $27,669
         4/30/2000                 $20,272             $26,837
         5/31/2000                 $20,345             $26,288
         6/30/2000                 $20,620             $26,936
         7/31/2000                 $20,289             $26,515
         8/31/2000                 $21,169             $28,161
         9/30/2000                 $20,283             $26,675
        10/31/2000                 $20,541             $26,562
        11/30/2000                 $19,992             $24,469
        12/31/2000                 $20,371             $24,589
         1/31/2001                 $20,737             $25,461
         2/28/2001                 $19,692             $23,141
         3/31/2001                 $18,217             $21,676
         4/30/2001                 $19,675             $23,359
         5/31/2001                 $19,964             $23,516
         6/30/2001                 $19,037             $22,944
         7/31/2001                 $18,972             $22,718
         8/31/2001                 $18,104             $21,297
         9/30/2001                 $16,080             $19,577
        10/31/2001                 $16,605             $19,951
        11/30/2001                 $18,175             $21,481
        12/31/2001                 $18,303             $21,669
         1/31/2002                 $18,031             $21,353
         2/28/2002                 $17,895             $20,941
         3/31/2002                 $18,498             $21,729
         4/30/2002                 $17,321             $20,412
         5/31/2002                 $16,967             $20,262
         6/30/2002                 $15,678             $18,819
         7/31/2002                 $14,253             $17,353
         8/31/2002                 $14,277             $17,466
         9/30/2002                 $12,716             $15,570
        10/31/2002                 $13,591             $16,939
        11/30/2002                 $14,513             $17,935
        12/31/2002                 $13,745             $16,882
         1/31/2003                 $13,213             $16,441
         2/28/2003                 $12,899             $16,193
         3/31/2003                 $12,893             $16,349
         4/30/2003                 $13,827             $17,696
         5/31/2003                 $14,720             $18,628
         6/30/2003                 $15,146             $18,866
         7/31/2003                 $15,589             $19,199
         8/31/2003                 $15,920             $19,572
         9/30/2003                 $15,430             $19,365
        10/31/2003                 $16,328             $20,460
        11/30/2003                 $16,523             $20,640
        12/31/2003                 $17,463             $21,721
         1/31/2004                 $17,711             $22,120
         2/29/2004                 $17,788             $22,427
         3/31/2004                 $17,363             $22,089
         4/30/2004                 $17,363             $21,743
         5/31/2004                 $17,635             $22,041
         6/30/2004                 $18,344             $22,469
         7/31/2004                 $17,363             $21,726
         8/31/2004                 $17,203             $21,813
         9/30/2004                 $17,445             $22,049
        10/31/2004                 $17,646             $22,386
        11/30/2004                 $18,663             $23,291
        12/31/2004                 $19,290             $24,083
         1/31/2005                 $18,616             $23,496
         2/28/2005                 $18,929             $23,991
         3/31/2005                 $18,900             $23,566
         4/30/2005                 $18,433             $23,120
         5/31/2005                 $19,148             $23,855
         6/30/2005                 $18,929             $23,889
         7/31/2005                 $19,905             $24,777
         8/31/2005                 $19,822             $24,551
         9/30/2005                 $19,769             $24,750

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS R                          9/30/05
----------------------------------------
1-Year                           +12.87%
----------------------------------------
3-Year                           +16.42%
----------------------------------------
Since Inception (1/1/02)          +2.53%
----------------------------------------

CLASS R (10/01/95 - 09/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                               FRANKLIN GROWTH
           DATE                 FUND - CLASS R      S&P 500 INDEX(5)
        ------------------------------------------------------------
          1/1/2002                 $10,000             $10,000
         1/31/2002                 $ 9,832             $ 9,854
         2/28/2002                 $ 9,760             $ 9,664
         3/31/2002                 $10,098             $10,028
         4/30/2002                 $ 9,456             $ 9,420
         5/31/2002                 $ 9,266             $ 9,351
         6/30/2002                 $ 8,566             $ 8,685
         7/31/2002                 $ 7,794             $ 8,008
         8/31/2002                 $ 7,806             $ 8,061
         9/30/2002                 $ 6,958             $ 7,185
        10/31/2002                 $ 7,436             $ 7,817
        11/30/2002                 $ 7,945             $ 8,277
        12/31/2002                 $ 7,528             $ 7,791
         1/31/2003                 $ 7,239             $ 7,587
         2/28/2003                 $ 7,072             $ 7,473
         3/31/2003                 $ 7,072             $ 7,545
         4/30/2003                 $ 7,586             $ 8,167
         5/31/2003                 $ 8,081             $ 8,596
         6/30/2003                 $ 8,318             $ 8,706
         7/31/2003                 $ 8,563             $ 8,860
         8/31/2003                 $ 8,750             $ 9,032
         9/30/2003                 $ 8,483             $ 8,937
        10/31/2003                 $ 8,985             $ 9,442
        11/30/2003                 $ 9,095             $ 9,525
        12/31/2003                 $ 9,612             $10,024
         1/31/2004                 $ 9,755             $10,208
         2/29/2004                 $ 9,799             $10,350
         3/31/2004                 $ 9,572             $10,194
         4/30/2004                 $ 9,575             $10,034
         5/31/2004                 $ 9,730             $10,171
         6/30/2004                 $10,123             $10,369
         7/31/2004                 $ 9,587             $10,026
         8/31/2004                 $ 9,504             $10,066
         9/30/2004                 $ 9,641             $10,175
        10/31/2004                 $ 9,755             $10,331
        11/30/2004                 $10,323             $10,749
        12/31/2004                 $10,674             $11,114
         1/31/2005                 $10,305             $10,843
         2/28/2005                 $10,483             $11,071
         3/31/2005                 $10,468             $10,876
         4/30/2005                 $10,216             $10,669
         5/31/2005                 $10,620             $11,009
         6/30/2005                 $10,499             $11,024
         7/31/2005                 $11,045             $11,434
         8/31/2005                 $11,004             $11,330
         9/30/2005                 $10,978             $11,422


 20 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
ADVISOR CLASS(4)                 9/30/05
----------------------------------------
1-Year                           +14.45%
----------------------------------------
5-Year                            +0.48%
----------------------------------------
10-Year                           +8.18%
----------------------------------------

ADVISOR CLASS (10/01/95 - 09/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                               FRANKLIN GROWTH
           DATE              FUND - ADVISOR CLASS     S&P 500 INDEX(5)
        --------------------------------------------------------------
         10/1/1995                  $10,000               $10,000
        10/31/1995                  $10,057               $ 9,964
        11/30/1995                  $10,624               $10,401
        12/31/1995                  $10,712               $10,602
         1/31/1996                  $11,022               $10,962
         2/29/1996                  $11,257               $11,064
         3/31/1996                  $11,299               $11,170
         4/30/1996                  $11,530               $11,335
         5/31/1996                  $11,750               $11,627
         6/30/1996                  $11,666               $11,671
         7/31/1996                  $11,064               $11,156
         8/31/1996                  $11,373               $11,391
         9/30/1996                  $11,970               $12,032
        10/31/1996                  $12,002               $12,364
        11/30/1996                  $12,756               $13,297
        12/31/1996                  $12,500               $13,034
         1/31/1997                  $12,920               $13,848
         2/28/1997                  $12,952               $13,957
         3/31/1997                  $12,636               $13,384
         4/30/1997                  $13,087               $14,183
         5/31/1997                  $13,808               $15,045
         6/30/1997                  $14,066               $15,719
         7/31/1997                  $14,631               $16,969
         8/31/1997                  $14,141               $16,019
         9/30/1997                  $14,594               $16,896
        10/31/1997                  $14,470               $16,332
        11/30/1997                  $14,808               $17,088
        12/31/1997                  $14,979               $17,381
         1/31/1998                  $15,139               $17,573
         2/28/1998                  $15,774               $18,840
         3/31/1998                  $16,123               $19,804
         4/30/1998                  $16,339               $20,003
         5/31/1998                  $16,112               $19,660
         6/30/1998                  $16,416               $20,458
         7/31/1998                  $16,361               $20,240
         8/31/1998                  $14,984               $17,317
         9/30/1998                  $15,830               $18,426
        10/31/1998                  $16,809               $19,924
        11/30/1998                  $17,417               $21,131
        12/31/1998                  $17,797               $22,348
         1/31/1999                  $18,114               $23,282
         2/28/1999                  $17,921               $22,558
         3/31/1999                  $18,408               $23,461
         4/30/1999                  $19,008               $24,369
         5/31/1999                  $18,787               $23,795
         6/30/1999                  $19,579               $25,114
         7/31/1999                  $19,262               $24,331
         8/31/1999                  $19,347               $24,211
         9/30/1999                  $18,821               $23,548
        10/31/1999                  $19,132               $25,037
        11/30/1999                  $19,381               $25,546
        12/31/1999                  $20,012               $27,050
         1/31/2000                  $19,844               $25,691
         2/29/2000                  $19,387               $25,205
         3/31/2000                  $21,078               $27,669
         4/30/2000                  $21,327               $26,837
         5/31/2000                  $21,420               $26,288
         6/30/2000                  $21,732               $26,936
         7/31/2000                  $21,397               $26,515
         8/31/2000                  $22,340               $28,161
         9/30/2000                  $21,426               $26,675
        10/31/2000                  $21,715               $26,562
        11/30/2000                  $21,154               $24,469
        12/31/2000                  $21,568               $24,589
         1/31/2001                  $21,980               $25,461
         2/28/2001                  $20,884               $23,141
         3/31/2001                  $19,339               $21,676
         4/30/2001                  $20,902               $23,359
         5/31/2001                  $21,229               $23,516
         6/30/2001                  $20,256               $22,944
         7/31/2001                  $20,214               $22,718
         8/31/2001                  $19,302               $21,297
         9/30/2001                  $17,154               $19,577
        10/31/2001                  $17,732               $19,951
        11/30/2001                  $19,425               $21,481
        12/31/2001                  $19,577               $21,669
         1/31/2002                  $19,297               $21,353
         2/28/2002                  $19,166               $20,941
         3/31/2002                  $19,838               $21,729
         4/30/2002                  $18,582               $20,412
         5/31/2002                  $18,223               $20,262
         6/30/2002                  $16,849               $18,819
         7/31/2002                  $15,333               $17,353
         8/31/2002                  $15,370               $17,466
         9/30/2002                  $13,699               $15,570
        10/31/2002                  $14,656               $16,939
        11/30/2002                  $15,663               $17,935
        12/31/2002                  $14,845               $16,882
         1/31/2003                  $14,283               $16,441
         2/28/2003                  $13,959               $16,193
         3/31/2003                  $13,966               $16,349
         4/30/2003                  $14,982               $17,696
         5/31/2003                  $15,968               $18,628
         6/30/2003                  $16,443               $18,866
         7/31/2003                  $16,936               $19,199
         8/31/2003                  $17,310               $19,572
         9/30/2003                  $16,792               $19,365
        10/31/2003                  $17,790               $20,460
        11/30/2003                  $18,015               $20,640
        12/31/2003                  $19,056               $21,721
         1/31/2004                  $19,344               $22,120
         2/29/2004                  $19,438               $22,427
         3/31/2004                  $18,988               $22,089
         4/30/2004                  $19,006               $21,743
         5/31/2004                  $19,320               $22,041
         6/30/2004                  $20,108               $22,469
         7/31/2004                  $19,056               $21,726
         8/31/2004                  $18,893               $21,813
         9/30/2004                  $19,175               $22,049
        10/31/2004                  $19,413               $22,386
        11/30/2004                  $20,553               $23,291
        12/31/2004                  $21,254               $24,083
         1/31/2005                  $20,530               $23,496
         2/28/2005                  $20,895               $23,991
         3/31/2005                  $20,877               $23,566
         4/30/2005                  $20,380               $23,120
         5/31/2005                  $21,191               $23,855
         6/30/2005                  $20,965               $23,889
         7/31/2005                  $22,059               $24,777
         8/31/2005                  $21,990               $24,551
         9/30/2005                  $21,944               $24,750

ENDNOTES

HISTORICALLY, THE FUND HAS FOCUSED ON LARGER COMPANIES. THE FUND MAY ALSO INVEST IN SMALL, RELATIVELY NEW AND/OR UNSEASONED COMPANIES, WHICH INVOLVES ADDITIONAL RISKS, AS THE PRICE OF THESE SECURITIES CAN BE VOLATILE, PARTICULARLY OVER THE SHORT TERM. THE FUND'S INVESTMENTS IN FOREIGN COMPANIES CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +75.56% and +6.64%.

(5) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


                                                              Annual Report | 21

YOUR FUND'S EXPENSES

FRANKLIN GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


22 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                        VALUE 3/31/05      VALUE 9/30/05   PERIOD* 3/31/05-9/30/05
----------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,050.00              $ 4.83
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,020.36              $ 4.76
----------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,045.90              $ 8.72
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,016.55              $ 8.59
----------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,046.00              $ 8.67
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,016.60              $ 8.54
----------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,048.80              $ 6.16
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,019.05              $ 6.07
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
Actual                                            $ 1,000          $ 1,051.20              $ 3.60
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000          $ 1,021.56              $ 3.55
----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.94%; B: 1.70%; and C: 1.69%; R: 1.20%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 23

FRANKLIN INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Income Fund seeks to maximize income while maintaining prospects for capital appreciation through a diversified portfolio of securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Income Fund covers the fiscal year ended September 30, 2005.

PERFORMANCE OVERVIEW

Franklin Income Fund - Class A posted a +10.45% cumulative total return for the 12 months under review. The Fund underperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned +12.25%; outperformed the Lehman Brothers (LB) U.S. Aggregate Index, which returned +2.80%; and outperformed its peers as measured by the Lipper Income Funds Classification Average, which returned +7.76%, for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 30.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2005, a maturing domestic economic expansion was driven by perceived staying power across most industries, sectors and regions. Gross domestic product (GDP) rose during the period, benefiting primarily from personal consumption and greater business investment. Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in 2005 driven largely by rising short-term domestic interest rates and strong economic growth in the U.S. relative to many of its major trading partners.

(1) Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The LB U.S. Aggregate Index represents securi-ties that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must be publicly issued, fixed rate, and have at least par amount outstanding. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Income Funds are defined as funds that seek a high level of current income through investing in income-producing stocks, bonds, and money market instruments. For the 12-month period ended 9/30/05, there were 241 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any income or distributions. The Fund's performance relative to the average may have differed if these and other factors had been considered.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF
ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 85.


24 | Annual Report

Oil prices increased substantially during the period amid concerns about potential long-term supply limitations in the face of expected strong global demand growth, especially from China and India. Despite rising commodity prices, inflation remained relatively contained for the 12 months ended September 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI).(2) With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 1.75% to 3.75%, and said it would respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Compared with the rise in short-term interest rates, long-term interest rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains. The labor market firmed as employment increased and the unemployment rate dropped from 5.4% to 5.1% during the reporting period.(2) Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence. However, late in the period consumer sentiment fell amid concerns about rising energy costs.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a one-year total return of +7.23%, while the broader S&P 500 and technology-heavy NASDAQ Composite Index returned +12.25% and +14.19%.(3)

INVESTMENT STRATEGY

Based on our independent analysis of debt, convertible and equity securities, we search for undervalued or out-of-favor securities we believe offer opportunities for income today and significant growth tomorrow. We consider such factors as a company's experience and managerial strength; its responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company's changing financial condition and market recognition of the change; and a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings.

(2) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

(3) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                                              Annual Report | 25

TOP 5 COMMON STOCK HOLDINGS
Franklin Income Fund
9/30/05

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Merck & Co. Inc.                                                            2.6%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Pfizer Inc.                                                                 2.1%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
FirstEnergy Corp.                                                           1.8%
 ELECTRIC UTILITIES
--------------------------------------------------------------------------------
Bank of America Corp.                                                       1.6%
 FINANCE
--------------------------------------------------------------------------------
Canadian Oil Sands Trust                                                    1.6%
 ENERGY MINERALS
--------------------------------------------------------------------------------

TOP 5 BOND HOLDINGS
Franklin Income Fund
9/30/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
General Motors Acceptance Corp.                                             4.0%
--------------------------------------------------------------------------------
CCH LLC                                                                     3.1%
--------------------------------------------------------------------------------
Calpine Corp.                                                               2.7%
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                      2.6%
--------------------------------------------------------------------------------
Ford Motor Credit Corp.                                                     2.2%
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS*
Franklin Income Fund
10/1/04-9/30/05

                                          DIVIDEND PER SHARE
            -----------------------------------------------------------------------------------
MONTH         CLASS A       CLASS B      CLASS B1**     CLASS C       CLASS R     ADVISOR CLASS
-----------------------------------------------------------------------------------------------
October      1.30 cents    1.14 cents    1.20 cents    1.20 cents    1.23 cents     1.33 cents
-----------------------------------------------------------------------------------------------
November     1.30 cents    1.14 cents    1.20 cents    1.20 cents    1.23 cents     1.33 cents
-----------------------------------------------------------------------------------------------
December     1.30 cents    1.12 cents    1.19 cents    1.19 cents    1.23 cents     1.33 cents
-----------------------------------------------------------------------------------------------
January      1.30 cents    1.12 cents    1.19 cents    1.19 cents    1.23 cents     1.33 cents
-----------------------------------------------------------------------------------------------
February     1.25 cents    1.07 cents    1.14 cents    1.14 cents    1.18 cents     1.28 cents
-----------------------------------------------------------------------------------------------
March        1.25 cents    1.07 cents    1.15 cents    1.15 cents    1.17 cents     1.28 cents
-----------------------------------------------------------------------------------------------
April        1.25 cents    1.07 cents    1.15 cents    1.15 cents    1.17 cents     1.28 cents
-----------------------------------------------------------------------------------------------
May          1.25 cents    1.07 cents    1.15 cents    1.15 cents    1.17 cents     1.28 cents
-----------------------------------------------------------------------------------------------
June         1.25 cents    1.10 cents    1.16 cents    1.15 cents    1.19 cents     1.28 cents
-----------------------------------------------------------------------------------------------
July         1.25 cents    1.10 cents    1.16 cents    1.15 cents    1.19 cents     1.28 cents
-----------------------------------------------------------------------------------------------
August       1.25 cents    1.10 cents    1.16 cents    1.15 cents    1.19 cents     1.28 cents
-----------------------------------------------------------------------------------------------
September    1.25 cents    1.06 cents    1.14 cents    1.14 cents    1.17 cents     1.28 cents
-----------------------------------------------------------------------------------------------
TOTAL       15.20 CENTS   13.16 CENTS   13.99 CENTS   13.96 CENTS   14.35 CENTS    15.56 CENTS
-----------------------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** On November 1, 2001, the Fund closed Class B to new investors and changed the name to Class B1; a new Class B became available to investors.

MANAGER'S DISCUSSION

During the 12 months under review, improving company fundamentals, stable financial markets and historically low interest rates benefited high-dividend paying common stocks, convertible securities and investment and non-investment grade corporate bonds. We continued to focus our search for opportunities in these areas. As a result, government and government agency securities played a lesser role in the Fund's portfolio relative to the recent past (2000-2002) as concerns of increased inflationary pressures and subsequent higher interest rates posed greater risk to the potential for attractive total return from these securities. At the end of the reporting period, government and government agency securities comprised just 2.6% of the Fund's total net assets.

The spread, or difference in yield, between U.S. Treasury securities and non-investment grade corporate bonds, as represented by the Lehman Brothers U.S. High Yield Index, tightened during the year from 3.98 percentage points to


26 | Annual Report

3.69 percentage points.(4) Improved valuations for non-investment grade corporate bonds partially offset the volatility and gradual rise in overall interest rates. Consistent with our investment strategy, we took profits in several portfolio holdings that appreciated and that, in our opinion, no longer offered attractive current yield and longer-term upside appreciation potential during the review period. Corporate bonds sold included Allegheny Energy Supply, Electronic Data Systems, Equistar Chemicals, Lyondell Chemical and Pacific Gas & Electric. However, despite corporate bonds' favorable overall performance we continued to look for investment opportunities that offered yield and long-term appreciation potential in line with our strategy. We added to and initiated new positions in several companies including General Motors Acceptance Corp., Ford Motor Credit Company, Tenet Healthcare and Allied Waste Industries.

During the past year, global energy prices were broadly supported by a combination of factors including solid economic growth in the U.S. and abroad, geopolitical turmoil in several major oil and natural gas producing regions, and weather-related disruptions to production. If these trends persist in conjunction with the industry's continued dilemma of replacing depleted reserves, we believe the pricing environment for oil and related products should remain above historical averages. Portfolio positions in integrated oil companies that may benefit from this environment include Chevron Corp., BP, Royal Dutch Shell and Canadian Oil Sands Trust. During the period, we also added shares of Chesapeake Energy convertible preferred stock to the portfolio. Chesapeake is a leading producer of natural gas in North America with primary operations onshore. Its stock price appreciated in value as natural gas prices surged due in part to supply fears following significant damage to the offshore infrastructure in the Gulf of Mexico.

The Fund's largest sector weighting at fiscal year-end was utilities. We found utilities attractive due to our assessment of the sector's appealing dividend yield and stable earnings growth profile. Over the past several years, many utility companies have adjusted their priorities and moved toward a back-to-basics operational philosophy, which has meant rebuilding core regulated businesses while reducing debt and repairing overstretched balance sheets. Recently, many utility companies found opportunities to invest in building additional infrastructure, further improving operational efficiency, and strengthening their environmental controls.

(4) Source: Lehman Brothers Inc. The Lehman Brothers U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. The index includes both corporate and non-corporate sectors.


                                                              Annual Report | 27

PORTFOLIO BREAKDOWN
Franklin Income Fund
Based on Total Net Assets
as of  9/30/05

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

           Corporate Straight Bonds                          29.8%
           Utilities Stocks                                  18.9%
           Health Technology Stocks                           8.4%
           Finance Stocks                                     7.9%
           Corporate Convertible Bonds                        5.3%
           Energy Minerals Stocks                             5.2%
           Communications Stocks                              3.2%
           Zero Coupon & Step-Up Bonds                        2.8%
           U.S. Government & Agency Securities                2.6%
           Consumer Non-Durables Stocks                       1.7%
           Real Estate Investment Trusts                      1.5%
           Consumer Durables Stocks                           1.3%
           Other                                              6.2%
           Short-Term Investments & Other Net Assets          5.2%

Another driving force behind the utilities sector's remarkable performance over the past year has been its leverage to the commodity markets, in particular, natural gas. The amount and nature of exposure can vary tremendously between companies, but those that were able to generate low-cost power via coal or nuclear fuel, and sell that output in wholesale markets, generated significant gains. Pipeline and natural gas infrastructure utilities also benefited from greater asset utilization as well as from their ownership of natural gas production in most cases.

The Fund increased its utilities exposure by investing in companies that provide commodity sensitivity and exposure to strong regulated utility franchises. Examples of such holdings include leading nuclear generation company Exelon, and Dominion Resources, which has significant operations in oil and gas exploration and development.

Based on our investment strategy that relies on in-depth fundamental analysis, our multi-asset class approach can provide us flexibility across a wide range of potential investments. For example, our analysis of several companies has led to positions in multiple securities of the same issuer, including Host Marriott, CMS Energy, Allied Waste Industries and General Mills.

The Fund had some detractors from performance. For example, many of the Fund's health technology holdings negatively impacted Fund performance. In particular, shares of major pharmaceutical companies dragged on Fund performance. Despite the near-term challenges to existing products from generic manufacturers as well as overall pressures to keep control of health care costs including the possibility of legislation to boost drug importation, we continued to find the longer-term value compelling and the dividend yield attractive in the near term. Sector positions that declined in value included Pfizer, Merck, Wyeth, Schering-Plough, Bristol-Meyers Squibb and Johnson & Johnson. Also during the period, the Fund's fixed income investments in Tenet Healthcare suffered a temporary setback after several of the company's hospitals in the Gulf Coast region suffered severe damage due to Hurricane Katrina.


28 | Annual Report

Thank you for your continued participation in Franklin Income Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ Edward Perks

                          Edward Perks, CFA

[PHOTO OMITTED]       /s/ Charles B. Johnson

                          Charles B. Johnson

                      Portfolio Management Team
                      Franklin Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 29

PERFORMANCE SUMMARY AS OF 9/30/05

FRANKLIN INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKINX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.08             $2.50            $2.42
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1520
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0129
-----------------------------------------------------------------------------------------------
      TOTAL                           $0.1649
-----------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBICX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.08             $2.49            $2.41
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1316
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0129
-----------------------------------------------------------------------------------------------
      TOTAL                           $0.1445
-----------------------------------------------------------------------------------------------
CLASS B1 (SYMBOL: FICBX)                              CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.08             $2.50            $2.42
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1399
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0129
-----------------------------------------------------------------------------------------------
      TOTAL                           $0.1528
-----------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FCISX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.08             $2.51            $2.43
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1396
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0129
-----------------------------------------------------------------------------------------------
      TOTAL                           $0.1525
-----------------------------------------------------------------------------------------------


30 | Annual Report

-----------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FISRX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.08             $2.48            $2.40
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1435
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0129
-----------------------------------------------------------------------------------------------
      TOTAL                           $0.1564
-----------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRIAX)                         CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$0.08             $2.49            $2.41
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.1556
-----------------------------------------------------------------------------------------------
Long-Term Capital Gain                $0.0129
-----------------------------------------------------------------------------------------------
      TOTAL                           $0.1685
-----------------------------------------------------------------------------------------------

Franklin Income Fund paid distributions derived from long-term capital gains of
1.29 cents per share in December 2004. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


                                                              Annual Report | 31

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS B1: CDSC DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +10.45%           +57.52%         +146.58%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +5.64%            +8.60%           +8.98%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,564           $15,109          $23,631
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 5.75%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         5.02%
------------------------------------------------------------------------------------------------------
CLASS B                                               1-YEAR            3-YEAR     INCEPTION (11/1/01)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +9.57%           +58.92%          +49.97%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +5.57%           +15.96%          +10.34%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,557           $15,592          $14,697
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 5.11%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.39%
------------------------------------------------------------------------------------------------------
CLASS B1                                              1-YEAR            5-YEAR     INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +9.90%           +53.67%          +75.91%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +5.90%            +8.69%           +8.73%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,590           $15,167          $17,591
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 5.47%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.74%
------------------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +9.84%           +53.34%         +134.81%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +8.84%            +8.93%           +8.91%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,884           $15,334          $23,481
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 5.45%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.75%
------------------------------------------------------------------------------------------------------
CLASS R                                               1-YEAR            3-YEAR     INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +10.15%           +61.62%          +48.15%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +9.15%           +17.35%          +11.07%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $10,915           $16,162          $14,815
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 5.66%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         4.89%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS(6)                                      1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +10.65%           +59.01%         +151.54%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +10.65%            +9.72%           +9.66%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,065           $15,901          $25,154
------------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 6.17%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         5.40%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


32 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS A                           9/30/05
-----------------------------------------
1-Year                             +5.64%
-----------------------------------------
5-Year                             +8.60%
-----------------------------------------
10-Year                            +8.98%
-----------------------------------------

CLASS A (10/1/95 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                 LIPPER INCOME
                                                LEHMAN BROTHERS      FUNDS
              FRANKLIN INCOME      S&P 500      U.S. AGGREGATE   CLASSIFICATION
     DATE     FUND - CLASS A       INDEX(7)         INDEX(7)         AVG.(7)
  -----------------------------------------------------------------------------
   10/1/1995       $ 9,583         $10,000          $10,000         $10,000
  10/31/1995       $ 9,604         $ 9,964          $10,130         $ 9,993
  11/30/1995       $ 9,752         $10,401          $10,282         $10,241
  12/31/1995       $ 9,975         $10,602          $10,426         $10,431
   1/31/1996       $10,256         $10,962          $10,495         $10,628
   2/29/1996       $10,060         $11,064          $10,313         $10,573
   3/31/1996       $10,037         $11,170          $10,241         $10,585
   4/30/1996       $10,015         $11,335          $10,184         $10,606
   5/31/1996       $10,126         $11,627          $10,163         $10,686
   6/30/1996       $10,327         $11,671          $10,299         $10,778
   7/31/1996       $10,169         $11,156          $10,328         $10,561
   8/31/1996       $10,328         $11,391          $10,310         $10,682
   9/30/1996       $10,487         $12,032          $10,490         $10,926
  10/31/1996       $10,694         $12,364          $10,722         $11,183
  11/30/1996       $10,948         $13,297          $10,906         $11,561
  12/31/1996       $11,017         $13,034          $10,805         $11,527
   1/31/1997       $11,182         $13,848          $10,838         $11,724
   2/28/1997       $11,300         $13,957          $10,865         $11,805
   3/31/1997       $11,038         $13,384          $10,744         $11,582
   4/30/1997       $11,110         $14,183          $10,905         $11,753
   5/31/1997       $11,471         $15,045          $11,008         $12,122
   6/30/1997       $11,689         $15,719          $11,139         $12,405
   7/31/1997       $12,006         $16,969          $11,439         $12,886
   8/31/1997       $11,933         $16,019          $11,342         $12,675
   9/30/1997       $12,303         $16,896          $11,509         $13,079
  10/31/1997       $12,129         $16,332          $11,676         $12,972
  11/30/1997       $12,503         $17,088          $11,730         $13,191
  12/31/1997       $12,873         $17,381          $11,848         $13,410
   1/31/1998       $12,745         $17,573          $12,000         $13,456
   2/28/1998       $12,925         $18,840          $11,991         $13,781
   3/31/1998       $13,314         $19,804          $12,032         $14,101
   4/30/1998       $13,132         $20,003          $12,095         $14,109
   5/31/1998       $13,001         $19,660          $12,210         $14,057
   6/30/1998       $13,027         $20,458          $12,313         $14,165
   7/31/1998       $12,788         $20,240          $12,339         $14,021
   8/31/1998       $11,960         $17,317          $12,540         $13,267
   9/30/1998       $12,577         $18,426          $12,834         $13,678
  10/31/1998       $12,605         $19,924          $12,766         $13,954
  11/30/1998       $13,013         $21,131          $12,838         $14,279
  12/31/1998       $12,996         $22,348          $12,877         $14,519
   1/31/1999       $12,802         $23,282          $12,969         $14,590
   2/28/1999       $12,440         $22,558          $12,742         $14,294
   3/31/1999       $12,636         $23,461          $12,813         $14,487
   4/30/1999       $13,286         $24,369          $12,854         $14,910
   5/31/1999       $13,371         $23,795          $12,741         $14,783
   6/30/1999       $13,343         $25,114          $12,701         $14,955
   7/31/1999       $13,199         $24,331          $12,646         $14,799
   8/31/1999       $13,228         $24,211          $12,640         $14,675
   9/30/1999       $13,082         $23,548          $12,787         $14,549
  10/31/1999       $13,053         $25,037          $12,834         $14,789
  11/30/1999       $12,846         $25,546          $12,833         $14,832
  12/31/1999       $12,900         $27,050          $12,771         $15,080
   1/31/2000       $12,992         $25,691          $12,729         $14,837
   2/29/2000       $12,779         $25,205          $12,883         $14,804
   3/31/2000       $12,993         $27,669          $13,053         $15,337
   4/30/2000       $13,456         $26,837          $13,016         $15,168
   5/31/2000       $13,672         $26,288          $13,010         $15,152
   6/30/2000       $13,766         $26,936          $13,280         $15,305
   7/31/2000       $13,923         $26,515          $13,401         $15,305
   8/31/2000       $14,715         $28,161          $13,595         $15,811
   9/30/2000       $15,002         $26,675          $13,681         $15,702
  10/31/2000       $14,777         $26,562          $13,771         $15,661
  11/30/2000       $14,680         $24,469          $13,996         $15,322
  12/31/2000       $15,556         $24,589          $14,256         $15,746
   1/31/2001       $15,525         $25,461          $14,489         $16,015
   2/28/2001       $15,824         $23,141          $14,615         $15,732
   3/31/2001       $15,589         $21,676          $14,689         $15,452
   4/30/2001       $15,894         $23,359          $14,628         $15,881
   5/31/2001       $16,199         $23,516          $14,716         $15,980
   6/30/2001       $15,823         $22,944          $14,771         $15,841
   7/31/2001       $15,650         $22,718          $15,102         $15,887
   8/31/2001       $15,823         $21,297          $15,275         $15,712
   9/30/2001       $15,090         $19,577          $15,453         $15,187
  10/31/2001       $15,195         $19,951          $15,776         $15,391
  11/30/2001       $15,513         $21,481          $15,558         $15,675
  12/31/2001       $15,657         $21,669          $15,460         $15,735
   1/31/2002       $15,765         $21,353          $15,585         $15,672
   2/28/2002       $15,874         $20,941          $15,736         $15,661
   3/31/2002       $16,350         $21,729          $15,474         $15,901
   4/30/2002       $16,446         $20,412          $15,774         $15,839
   5/31/2002       $16,393         $20,262          $15,908         $15,856
   6/30/2002       $15,371         $18,819          $16,046         $15,395
   7/31/2002       $14,643         $17,353          $16,239         $14,839
   8/31/2002       $15,120         $17,466          $16,514         $15,012
   9/30/2002       $14,459         $15,570          $16,781         $14,443
  10/31/2002       $14,558         $16,939          $16,705         $14,725
  11/30/2002       $15,352         $17,935          $16,700         $15,124
  12/31/2002       $15,491         $16,882          $17,045         $15,039
   1/31/2003       $15,591         $16,441          $17,060         $14,921
   2/28/2003       $15,378         $16,193          $17,296         $14,879
   3/31/2003       $15,719         $16,349          $17,282         $14,925
   4/30/2003       $16,701         $17,696          $17,425         $15,535
   5/31/2003       $17,610         $18,628          $17,750         $16,092
   6/30/2003       $17,957         $18,866          $17,715         $16,214
   7/31/2003       $17,737         $19,199          $17,119         $16,122
   8/31/2003       $18,007         $19,572          $17,233         $16,288
   9/30/2003       $18,525         $19,365          $17,689         $16,465
  10/31/2003       $19,046         $20,460          $17,524         $16,803
  11/30/2003       $19,321         $20,640          $17,566         $16,956
  12/31/2003       $20,287         $21,721          $17,745         $17,454
   1/31/2004       $20,566         $22,120          $17,887         $17,639
   2/29/2004       $20,592         $22,427          $18,081         $17,835
   3/31/2004       $20,617         $22,089          $18,216         $17,819
   4/30/2004       $20,298         $21,743          $17,742         $17,448
   5/31/2004       $20,238         $22,041          $17,671         $17,471
   6/30/2004       $20,525         $22,469          $17,771         $17,660
   7/31/2004       $20,638         $21,726          $17,947         $17,532
   8/31/2004       $21,104         $21,813          $18,290         $17,732
   9/30/2004       $21,396         $22,049          $18,339         $17,890
  10/31/2004       $21,689         $22,386          $18,493         $18,099
  11/30/2004       $22,163         $23,291          $18,346         $18,427
  12/31/2004       $22,757         $24,083          $18,514         $18,784
   1/31/2005       $22,332         $23,496          $18,631         $18,619
   2/28/2005       $22,902         $23,991          $18,521         $18,800
   3/31/2005       $22,466         $23,566          $18,426         $18,584
   4/30/2005       $22,121         $23,120          $18,675         $18,511
   5/31/2005       $22,607         $23,855          $18,877         $18,779
   6/30/2005       $23,281         $23,889          $18,980         $18,939
   7/31/2005       $23,772         $24,777          $18,807         $19,176
   8/31/2005       $23,702         $24,551          $19,048         $19,237
   9/30/2005       $23,631         $24,750          $18,852         $19,260

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS B                           9/30/05
-----------------------------------------
1-Year                             +5.57%
-----------------------------------------
3-Year                            +15.96%
-----------------------------------------
Since Inception (11/1/01)         +10.34%
-----------------------------------------

CLASS B (11/1/01 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                  LIPPER INCOME
                                                 LEHMAN BROTHERS      FUNDS
               FRANKLIN INCOME      S&P 500      U.S. AGGREGATE   CLASSIFICATION
     DATE      FUND - CLASS B       INDEX(7)         INDEX(7)         AVG.(7)
  ------------------------------------------------------------------------------
   11/1/2001        $10,000         $10,000          $10,000         $10,000
  11/30/2001        $10,186         $10,767          $ 9,862         $10,185
  12/31/2001        $10,229         $10,861          $ 9,799         $10,224
   1/31/2002        $10,344         $10,703          $ 9,879         $10,183
   2/28/2002        $10,411         $10,496          $ 9,975         $10,176
   3/31/2002        $10,671         $10,891          $ 9,809         $10,331
   4/30/2002        $10,774         $10,231          $ 9,999         $10,291
   5/31/2002        $10,731         $10,156          $10,084         $10,302
   6/30/2002        $10,006         $ 9,433          $10,171         $10,003
   7/31/2002        $ 9,571         $ 8,698          $10,294         $ 9,642
   8/31/2002        $ 9,875         $ 8,755          $10,468         $ 9,754
   9/30/2002        $ 9,437         $ 7,804          $10,637         $ 9,385
  10/31/2002        $ 9,445         $ 8,490          $10,589         $ 9,568
  11/30/2002        $ 9,955         $ 8,990          $10,586         $ 9,827
  12/31/2002        $10,091         $ 8,462          $10,804         $ 9,772
   1/31/2003        $10,098         $ 8,241          $10,814         $ 9,695
   2/28/2003        $10,004         $ 8,117          $10,963         $ 9,668
   3/31/2003        $10,167         $ 8,195          $10,955         $ 9,697
   4/30/2003        $10,851         $ 8,870          $11,045         $10,094
   5/31/2003        $11,382         $ 9,337          $11,251         $10,455
   6/30/2003        $11,653         $ 9,456          $11,229         $10,535
   7/31/2003        $11,502         $ 9,623          $10,851         $10,475
   8/31/2003        $11,671         $ 9,810          $10,923         $10,583
   9/30/2003        $11,944         $ 9,706          $11,213         $10,698
  10/31/2003        $12,273         $10,255          $11,108         $10,917
  11/30/2003        $12,496         $10,345          $11,135         $11,017
  12/31/2003        $13,057         $10,887          $11,248         $11,341
   1/31/2004        $13,228         $11,087          $11,338         $11,461
   2/29/2004        $13,290         $11,241          $11,461         $11,588
   3/31/2004        $13,242         $11,072          $11,547         $11,578
   4/30/2004        $13,082         $10,898          $11,247         $11,337
   5/31/2004        $12,979         $11,048          $11,201         $11,352
   6/30/2004        $13,210         $11,262          $11,265         $11,474
   7/31/2004        $13,219         $10,890          $11,376         $11,392
   8/31/2004        $13,508         $10,933          $11,593         $11,521
   9/30/2004        $13,687         $11,052          $11,625         $11,624
  10/31/2004        $13,866         $11,220          $11,722         $11,760
  11/30/2004        $14,160         $11,674          $11,629         $11,973
  12/31/2004        $14,531         $12,071          $11,736         $12,205
   1/31/2005        $14,306         $11,777          $11,810         $12,098
   2/28/2005        $14,602         $12,025          $11,740         $12,215
   3/31/2005        $14,313         $11,812          $11,680         $12,075
   4/30/2005        $14,082         $11,588          $11,838         $12,028
   5/31/2005        $14,381         $11,957          $11,966         $12,202
   6/30/2005        $14,803         $11,974          $12,031         $12,306
   7/31/2005        $15,107         $12,419          $11,921         $12,459
   8/31/2005        $15,053         $12,306          $12,074         $12,499
   9/30/2005        $14,697         $12,405          $11,950         $12,514


                                                              Annual Report | 33

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS B1                          9/30/05
-----------------------------------------
1-Year                             +5.90%
-----------------------------------------
5-Year                             +8.69%
-----------------------------------------
Since Inception (1/1/99)           +8.73%
-----------------------------------------

CLASS B1 (1/1/99 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                  LIPPER INCOME
                                                 LEHMAN BROTHERS      FUNDS
               FRANKLIN INCOME      S&P 500      U.S. AGGREGATE   CLASSIFICATION
     DATE      FUND - CLASS B1      INDEX(7)         INDEX(7)         AVG.(7)
  ------------------------------------------------------------------------------
    1/1/1999        $10,000         $10,000          $10,000         $10,000
   1/31/1999        $ 9,851         $10,418          $10,071         $10,049
   2/28/1999        $ 9,568         $10,094          $ 9,896         $ 9,845
   3/31/1999        $ 9,717         $10,498          $ 9,950         $ 9,978
   4/30/1999        $10,213         $10,905          $ 9,982         $10,269
   5/31/1999        $10,230         $10,647          $ 9,894         $10,182
   6/30/1999        $10,248         $11,238          $ 9,863         $10,300
   7/31/1999        $10,133         $10,887          $ 9,821         $10,193
   8/31/1999        $10,150         $10,834          $ 9,816         $10,107
   9/30/1999        $10,035         $10,537          $ 9,930         $10,020
  10/31/1999        $10,009         $11,203          $ 9,967         $10,186
  11/30/1999        $ 9,845         $11,431          $ 9,966         $10,215
  12/31/1999        $ 9,883         $12,104          $ 9,918         $10,386
   1/31/2000        $ 9,949         $11,496          $ 9,885         $10,219
   2/29/2000        $ 9,782         $11,279          $10,005         $10,196
   3/31/2000        $ 9,941         $12,381          $10,137         $10,563
   4/30/2000        $10,290         $12,009          $10,108         $10,447
   5/31/2000        $10,452         $11,763          $10,103         $10,436
   6/30/2000        $10,519         $12,053          $10,313         $10,541
   7/31/2000        $10,633         $11,865          $10,407         $10,541
   8/31/2000        $11,233         $12,601          $10,558         $10,890
   9/30/2000        $11,448         $11,936          $10,624         $10,815
  10/31/2000        $11,271         $11,886          $10,694         $10,787
  11/30/2000        $11,242         $10,949          $10,869         $10,553
  12/31/2000        $11,856         $11,003          $11,071         $10,845
   1/31/2001        $11,827         $11,393          $11,252         $11,030
   2/28/2001        $12,051         $10,355          $11,350         $10,835
   3/31/2001        $11,867         $ 9,699          $11,407         $10,642
   4/30/2001        $12,093         $10,453          $11,360         $10,938
   5/31/2001        $12,321         $10,523          $11,428         $11,006
   6/30/2001        $12,030         $10,267          $11,471         $10,910
   7/31/2001        $11,894         $10,166          $11,728         $10,942
   8/31/2001        $12,021         $ 9,530          $11,862         $10,821
   9/30/2001        $11,460         $ 8,760          $12,000         $10,460
  10/31/2001        $11,535         $ 8,927          $12,251         $10,600
  11/30/2001        $11,772         $ 9,612          $12,082         $10,796
  12/31/2001        $11,877         $ 9,696          $12,006         $10,837
   1/31/2002        $11,954         $ 9,555          $12,103         $10,794
   2/28/2002        $12,031         $ 9,371          $12,220         $10,786
   3/31/2002        $12,388         $ 9,723          $12,017         $10,951
   4/30/2002        $12,455         $ 9,134          $12,250         $10,909
   5/31/2002        $12,410         $ 9,067          $12,354         $10,921
   6/30/2002        $11,630         $ 8,421          $12,461         $10,603
   7/31/2002        $11,074         $ 7,765          $12,611         $10,220
   8/31/2002        $11,429         $ 7,816          $12,824         $10,340
   9/30/2002        $10,925         $ 6,967          $13,032          $9,948
  10/31/2002        $10,995         $ 7,580          $12,972         $10,142
  11/30/2002        $11,590         $ 8,025          $12,969         $10,417
  12/31/2002        $11,690         $ 7,554          $13,237         $10,358
   1/31/2003        $11,762         $ 7,357          $13,248         $10,276
   2/28/2003        $11,597         $ 7,246          $13,431         $10,248
   3/31/2003        $11,849         $ 7,316          $13,421         $10,279
   4/30/2003        $12,583         $ 7,919          $13,532         $10,700
   5/31/2003        $13,261         $ 8,335          $13,784         $11,083
   6/30/2003        $13,517         $ 8,442          $13,757         $11,167
   7/31/2003        $13,347         $ 8,591          $13,294         $11,104
   8/31/2003        $13,546         $ 8,758          $13,383         $11,218
   9/30/2003        $13,929         $ 8,665          $13,737         $11,340
  10/31/2003        $14,314         $ 9,155          $13,609         $11,573
  11/30/2003        $14,514         $ 9,236          $13,641         $11,678
  12/31/2003        $15,234         $ 9,720          $13,780         $12,021
   1/31/2004        $15,437         $ 9,898          $13,891         $12,149
   2/29/2004        $15,514         $10,036          $14,041         $12,284
   3/31/2004        $15,461         $ 9,884          $14,147         $12,273
   4/30/2004        $15,215         $ 9,729          $13,778         $12,017
   5/31/2004        $15,162         $ 9,863          $13,723         $12,033
   6/30/2004        $15,371         $10,054          $13,801         $12,163
   7/31/2004        $15,450         $ 9,722          $13,938         $12,075
   8/31/2004        $15,793         $ 9,761          $14,203         $12,213
   9/30/2004        $16,004         $ 9,866          $14,242         $12,322
  10/31/2004        $16,217         $10,017          $14,361         $12,466
  11/30/2004        $16,564         $10,422          $14,247         $12,691
  12/31/2004        $17,001         $10,777          $14,378         $12,938
   1/31/2005        $16,743         $10,514          $14,468         $12,824
   2/28/2005        $17,093         $10,735          $14,383         $12,948
   3/31/2005        $16,761         $10,545          $14,309         $12,799
   4/30/2005        $16,497         $10,345          $14,503         $12,749
   5/31/2005        $16,851         $10,674          $14,660         $12,934
   6/30/2005        $17,347         $10,690          $14,739         $13,044
   7/31/2005        $17,706         $11,087          $14,605         $13,207
   8/31/2005        $17,647         $10,986          $14,793         $13,249
   9/30/2005        $17,591         $11,075          $14,640         $13,265

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS C                           9/30/05
-----------------------------------------
1-Year                             +8.84%
-----------------------------------------
5-Year                             +8.93%
-----------------------------------------
10-Year                            +8.91%
-----------------------------------------

CLASS C (10/1/95 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                  LIPPER INCOME
                                                 LEHMAN BROTHERS      FUNDS
               FRANKLIN INCOME      S&P 500      U.S. AGGREGATE   CLASSIFICATION
     DATE      FUND - CLASS C       INDEX(7)         INDEX(7)         AVG.(7)
  ------------------------------------------------------------------------------
   10/1/1995        $10,000         $10,000          $10,000         $10,000
  10/31/1995        $10,017         $ 9,964          $10,130         $ 9,993
  11/30/1995        $10,167         $10,401          $10,282         $10,241
  12/31/1995        $10,395         $10,602          $10,426         $10,431
   1/31/1996        $10,683         $10,962          $10,495         $10,628
   2/29/1996        $10,520         $11,064          $10,313         $10,573
   3/31/1996        $10,492         $11,170          $10,241         $10,585
   4/30/1996        $10,418         $11,335          $10,184         $10,606
   5/31/1996        $10,529         $11,627          $10,163         $10,686
   6/30/1996        $10,734         $11,671          $10,299         $10,778
   7/31/1996        $10,565         $11,156          $10,328         $10,561
   8/31/1996        $10,725         $11,391          $10,310         $10,682
   9/30/1996        $10,886         $12,032          $10,490         $10,926
  10/31/1996        $11,095         $12,364          $10,722         $11,183
  11/30/1996        $11,401         $13,297          $10,906         $11,561
  12/31/1996        $11,421         $13,034          $10,805         $11,527
   1/31/1997        $11,587         $13,848          $10,838         $11,724
   2/28/1997        $11,753         $13,957          $10,865         $11,805
   3/31/1997        $11,477         $13,384          $10,744         $11,582
   4/30/1997        $11,497         $14,183          $10,905         $11,753
   5/31/1997        $11,865         $15,045          $11,008         $12,122
   6/30/1997        $12,135         $15,719          $11,139         $12,405
   7/31/1997        $12,458         $16,969          $11,439         $12,886
   8/31/1997        $12,377         $16,019          $11,342         $12,675
   9/30/1997        $12,706         $16,896          $11,509         $13,079
  10/31/1997        $12,572         $16,332          $11,676         $12,972
  11/30/1997        $12,901         $17,088          $11,730         $13,191
  12/31/1997        $13,278         $17,381          $11,848         $13,410
   1/31/1998        $13,140         $17,573          $12,000         $13,456
   2/28/1998        $13,320         $18,840          $11,991         $13,781
   3/31/1998        $13,714         $19,804          $12,032         $14,101
   4/30/1998        $13,574         $20,003          $12,095         $14,109
   5/31/1998        $13,380         $19,660          $12,210         $14,057
   6/30/1998        $13,456         $20,458          $12,313         $14,165
   7/31/1998        $13,204         $20,240          $12,339         $14,021
   8/31/1998        $12,347         $17,317          $12,540         $13,267
   9/30/1998        $12,922         $18,426          $12,834         $13,678
  10/31/1998        $13,000         $19,924          $12,766         $13,954
  11/30/1998        $13,414         $21,131          $12,838         $14,279
  12/31/1998        $13,335         $22,348          $12,877         $14,519
   1/31/1999        $13,186         $23,282          $12,969         $14,590
   2/28/1999        $12,809         $22,558          $12,742         $14,294
   3/31/1999        $13,005         $23,461          $12,813         $14,487
   4/30/1999        $13,665         $24,369          $12,854         $14,910
   5/31/1999        $13,688         $23,795          $12,741         $14,783
   6/30/1999        $13,712         $25,114          $12,701         $14,955
   7/31/1999        $13,559         $24,331          $12,646         $14,799
   8/31/1999        $13,524         $24,211          $12,640         $14,675
   9/30/1999        $13,370         $23,548          $12,787         $14,549
  10/31/1999        $13,394         $25,037          $12,834         $14,789
  11/30/1999        $13,177         $25,546          $12,833         $14,832
  12/31/1999        $13,227         $27,050          $12,771         $15,080
   1/31/2000        $13,252         $25,691          $12,729         $14,837
   2/29/2000        $13,091         $25,205          $12,883         $14,804
   3/31/2000        $13,304         $27,669          $13,053         $15,337
   4/30/2000        $13,769         $26,837          $13,016         $15,168
   5/31/2000        $13,921         $26,288          $13,010         $15,152
   6/30/2000        $14,010         $26,936          $13,280         $15,305
   7/31/2000        $14,228         $26,515          $13,401         $15,305
   8/31/2000        $15,027         $28,161          $13,595         $15,811
   9/30/2000        $15,313         $26,675          $13,681         $15,702
  10/31/2000        $15,079         $26,562          $13,771         $15,661
  11/30/2000        $14,974         $24,469          $13,996         $15,322
  12/31/2000        $15,857         $24,589          $14,256         $15,746
   1/31/2001        $15,818         $25,461          $14,489         $16,015
   2/28/2001        $16,116         $23,141          $14,615         $15,732
   3/31/2001        $15,870         $21,676          $14,689         $15,452
   4/30/2001        $16,172         $23,359          $14,628         $15,881
   5/31/2001        $16,475         $23,516          $14,716         $15,980
   6/30/2001        $16,087         $22,944          $14,771         $15,841
   7/31/2001        $15,907         $22,718          $15,102         $15,887
   8/31/2001        $16,076         $21,297          $15,275         $15,712
   9/30/2001        $15,327         $19,577          $15,453         $15,187
  10/31/2001        $15,426         $19,951          $15,776         $15,391
  11/30/2001        $15,741         $21,481          $15,558         $15,675
  12/31/2001        $15,879         $21,669          $15,460         $15,735
   1/31/2002        $15,981         $21,353          $15,585         $15,672
   2/28/2002        $16,085         $20,941          $15,736         $15,661
   3/31/2002        $16,558         $21,729          $15,474         $15,901
   4/30/2002        $16,648         $20,412          $15,774         $15,839
   5/31/2002        $16,589         $20,262          $15,908         $15,856
   6/30/2002        $15,553         $18,819          $16,046         $15,395
   7/31/2002        $14,813         $17,353          $16,239         $14,839
   8/31/2002        $15,286         $17,466          $16,514         $15,012
   9/30/2002        $14,615         $15,570          $16,781         $14,443
  10/31/2002        $14,708         $16,939          $16,705         $14,725
  11/30/2002        $15,500         $17,935          $16,700         $15,124
  12/31/2002        $15,635         $16,882          $17,045         $15,039
   1/31/2003        $15,653         $16,441          $17,060         $14,921
   2/28/2003        $15,513         $16,193          $17,296         $14,879
   3/31/2003        $15,847         $16,349          $17,282         $14,925
   4/30/2003        $16,825         $17,696          $17,425         $15,535
   5/31/2003        $17,728         $18,628          $17,750         $16,092
   6/30/2003        $18,069         $18,866          $17,715         $16,214
   7/31/2003        $17,842         $19,199          $17,119         $16,122
   8/31/2003        $18,105         $19,572          $17,233         $16,288
   9/30/2003        $18,615         $19,365          $17,689         $16,465
  10/31/2003        $19,127         $20,460          $17,524         $16,803
  11/30/2003        $19,393         $20,640          $17,566         $16,956
  12/31/2003        $20,351         $21,721          $17,745         $17,454
   1/31/2004        $20,622         $22,120          $17,887         $17,639
   2/29/2004        $20,725         $22,427          $18,081         $17,835
   3/31/2004        $20,655         $22,089          $18,216         $17,819
   4/30/2004        $20,414         $21,743          $17,742         $17,448
   5/31/2004        $20,258         $22,041          $17,671         $17,471
   6/30/2004        $20,623         $22,469          $17,771         $17,660
   7/31/2004        $20,642         $21,726          $17,947         $17,532
   8/31/2004        $21,098         $21,813          $18,290         $17,732
   9/30/2004        $21,379         $22,049          $18,339         $17,890
  10/31/2004        $21,661         $22,386          $18,493         $18,099
  11/30/2004        $22,123         $23,291          $18,346         $18,427
  12/31/2004        $22,704         $24,083          $18,514         $18,784
   1/31/2005        $22,362         $23,496          $18,631         $18,619
   2/28/2005        $22,827         $23,991          $18,521         $18,800
   3/31/2005        $22,385         $23,566          $18,426         $18,584
   4/30/2005        $22,033         $23,120          $18,675         $18,511
   5/31/2005        $22,506         $23,855          $18,877         $18,779
   6/30/2005        $23,257         $23,889          $18,980         $18,939
   7/31/2005        $23,641         $24,777          $18,807         $19,176
   8/31/2005        $23,562         $24,551          $19,048         $19,237
   9/30/2005        $23,481         $24,750          $18,852         $19,260


34 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS R                           9/30/05
-----------------------------------------
1-Year                             +9.15%
-----------------------------------------
3-Year                            +17.35%
-----------------------------------------
Since Inception (1/1/02)          +11.07%
-----------------------------------------

CLASS R (1/1/02 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                  LIPPER INCOME
                                                 LEHMAN BROTHERS      FUNDS
               FRANKLIN INCOME      S&P 500      U.S. AGGREGATE   CLASSIFICATION
     DATE      FUND - CLASS R       INDEX(7)         INDEX(7)          AVG.(7)
  ------------------------------------------------------------------------------
    1/1/2002        $10,000         $10,000          $10,000         $10,000
   1/31/2002        $10,069         $ 9,854          $10,081         $ 9,960
   2/28/2002        $10,136         $ 9,664          $10,179         $ 9,953
   3/31/2002        $10,390         $10,028          $10,009         $10,105
   4/30/2002        $10,448         $ 9,420          $10,203         $10,066
   5/31/2002        $10,412         $ 9,351          $10,290         $10,077
   6/30/2002        $ 9,709         $ 8,685          $10,379         $ 9,784
   7/31/2002        $ 9,289         $ 8,008          $10,504         $ 9,431
   8/31/2002        $ 9,590         $ 8,061          $10,682         $ 9,541
   9/30/2002        $ 9,166         $ 7,185          $10,855         $ 9,179
  10/31/2002        $ 9,178         $ 7,817          $10,805         $ 9,358
  11/30/2002        $ 9,681         $ 8,277          $10,802         $ 9,612
  12/31/2002        $ 9,817         $ 7,791          $11,025         $ 9,558
   1/31/2003        $ 9,829         $ 7,587          $11,035         $ 9,483
   2/28/2003        $ 9,741         $ 7,473          $11,188         $ 9,456
   3/31/2003        $ 9,905         $ 7,545          $11,179         $ 9,485
   4/30/2003        $10,577         $ 8,167          $11,271         $ 9,873
   5/31/2003        $11,102         $ 8,596          $11,481         $10,227
   6/30/2003        $11,319         $ 8,706          $11,459         $10,304
   7/31/2003        $11,227         $ 8,860          $11,073         $10,246
   8/31/2003        $11,344         $ 9,032          $11,147         $10,351
   9/30/2003        $11,670         $ 8,937          $11,442         $10,464
  10/31/2003        $11,997         $ 9,442          $11,335         $10,679
  11/30/2003        $12,168         $ 9,525          $11,362         $10,776
  12/31/2003        $12,779         $10,024          $11,478         $11,093
   1/31/2004        $12,953         $10,208          $11,570         $11,210
   2/29/2004        $12,966         $10,350          $11,696         $11,335
   3/31/2004        $12,978         $10,194          $11,783         $11,324
   4/30/2004        $12,772         $10,034          $11,477         $11,089
   5/31/2004        $12,730         $10,171          $11,431         $11,103
   6/30/2004        $12,908         $10,369          $11,495         $11,223
   7/31/2004        $12,977         $10,026          $11,609         $11,142
   8/31/2004        $13,268         $10,066          $11,831         $11,269
   9/30/2004        $13,449         $10,175          $11,863         $11,370
  10/31/2004        $13,631         $10,331          $11,962         $11,503
  11/30/2004        $13,927         $10,749          $11,867         $11,711
  12/31/2004        $14,299         $11,114          $11,976         $11,938
   1/31/2005        $14,026         $10,843          $12,051         $11,833
   2/28/2005        $14,383         $11,071          $11,980         $11,948
   3/31/2005        $14,102         $10,876          $11,919         $11,810
   4/30/2005        $13,879         $10,669          $12,080         $11,764
   5/31/2005        $14,182         $11,009          $12,211         $11,935
   6/30/2005        $14,605         $11,024          $12,277         $12,036
   7/31/2005        $14,912         $11,434          $12,165         $12,187
   8/31/2005        $14,864         $11,330          $12,321         $12,226
   9/30/2005        $14,815         $11,422          $12,194         $12,241

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
ADVISOR CLASS(6)                  9/30/05
-----------------------------------------
1-Year                            +10.65%
-----------------------------------------
5-Year                             +9.72%
-----------------------------------------
10-Year                            +9.66%

ADVISOR CLASS (10/1/95 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                  LIPPER INCOME
               FRANKLIN INCOME                   LEHMAN BROTHERS      FUNDS
               FUND - ADVISOR       S&P 500      U.S. AGGREGATE   CLASSIFICATION
     DATE          CLASS            INDEX(7)         INDEX(7)         AVG.(7)
  ------------------------------------------------------------------------------
   10/1/1995        $10,000         $10,000          $10,000         $10,000
  10/31/1995        $10,022         $ 9,964          $10,130         $ 9,993
  11/30/1995        $10,176         $10,401          $10,282         $10,241
  12/31/1995        $10,409         $10,602          $10,426         $10,431
   1/31/1996        $10,702         $10,962          $10,495         $10,628
   2/29/1996        $10,497         $11,064          $10,313         $10,573
   3/31/1996        $10,474         $11,170          $10,241         $10,585
   4/30/1996        $10,450         $11,335          $10,184         $10,606
   5/31/1996        $10,566         $11,627          $10,163         $10,686
   6/30/1996        $10,776         $11,671          $10,299         $10,778
   7/31/1996        $10,612         $11,156          $10,328         $10,561
   8/31/1996        $10,777         $11,391          $10,310         $10,682
   9/30/1996        $10,943         $12,032          $10,490         $10,926
  10/31/1996        $11,159         $12,364          $10,722         $11,183
  11/30/1996        $11,424         $13,297          $10,906         $11,561
  12/31/1996        $11,496         $13,034          $10,805         $11,527
   1/31/1997        $11,718         $13,848          $10,838         $11,724
   2/28/1997        $11,893         $13,957          $10,865         $11,805
   3/31/1997        $11,620         $13,384          $10,744         $11,582
   4/30/1997        $11,698         $14,183          $10,905         $11,753
   5/31/1997        $12,028         $15,045          $11,008         $12,122
   6/30/1997        $12,311         $15,719          $11,139         $12,405
   7/31/1997        $12,647         $16,969          $11,439         $12,886
   8/31/1997        $12,571         $16,019          $11,342         $12,675
   9/30/1997        $12,911         $16,896          $11,509         $13,079
  10/31/1997        $12,781         $16,332          $11,676         $12,972
  11/30/1997        $13,125         $17,088          $11,730         $13,191
  12/31/1997        $13,571         $17,381          $11,848         $13,410
   1/31/1998        $13,384         $17,573          $12,000         $13,456
   2/28/1998        $13,576         $18,840          $11,991         $13,781
   3/31/1998        $13,986         $19,804          $12,032         $14,101
   4/30/1998        $13,851         $20,003          $12,095         $14,109
   5/31/1998        $13,659         $19,660          $12,210         $14,057
   6/30/1998        $13,744         $20,458          $12,313         $14,165
   7/31/1998        $13,493         $20,240          $12,339         $14,021
   8/31/1998        $12,621         $17,317          $12,540         $13,267
   9/30/1998        $13,275         $18,426          $12,834         $13,678
  10/31/1998        $13,305         $19,924          $12,766         $13,954
  11/30/1998        $13,738         $21,131          $12,838         $14,279
  12/31/1998        $13,723         $22,348          $12,877         $14,519
   1/31/1999        $13,519         $23,282          $12,969         $14,590
   2/28/1999        $13,138         $22,558          $12,742         $14,294
   3/31/1999        $13,348         $23,461          $12,813         $14,487
   4/30/1999        $14,036         $24,369          $12,854         $14,910
   5/31/1999        $14,068         $23,795          $12,741         $14,783
   6/30/1999        $14,100         $25,114          $12,701         $14,955
   7/31/1999        $13,949         $24,331          $12,646         $14,799
   8/31/1999        $13,920         $24,211          $12,640         $14,675
   9/30/1999        $13,768         $23,548          $12,787         $14,549
  10/31/1999        $13,800         $25,037          $12,834         $14,789
  11/30/1999        $13,584         $25,546          $12,833         $14,832
  12/31/1999        $13,643         $27,050          $12,771         $15,080
   1/31/2000        $13,678         $25,691          $12,729         $14,837
   2/29/2000        $13,518         $25,205          $12,883         $14,804
   3/31/2000        $13,747         $27,669          $13,053         $15,337
   4/30/2000        $14,173         $26,837          $13,016         $15,168
   5/31/2000        $14,404         $26,288          $13,010         $15,152
   6/30/2000        $14,504         $26,936          $13,280         $15,305
   7/31/2000        $14,673         $26,515          $13,401         $15,305
   8/31/2000        $15,513         $28,161          $13,595         $15,811
   9/30/2000        $15,818         $26,675          $13,681         $15,702
  10/31/2000        $15,582         $26,562          $13,771         $15,661
  11/30/2000        $15,549         $24,469          $13,996         $15,322
  12/31/2000        $16,411         $24,589          $14,256         $15,746
   1/31/2001        $16,451         $25,461          $14,489         $16,015
   2/28/2001        $16,771         $23,141          $14,615         $15,732
   3/31/2001        $16,453         $21,676          $14,689         $15,452
   4/30/2001        $16,849         $23,359          $14,628         $15,881
   5/31/2001        $17,103         $23,516          $14,716         $15,980
   6/30/2001        $16,707         $22,944          $14,771         $15,841
   7/31/2001        $16,525         $22,718          $15,102         $15,887
   8/31/2001        $16,712         $21,297          $15,275         $15,712
   9/30/2001        $16,009         $19,577          $15,453         $15,187
  10/31/2001        $16,048         $19,951          $15,776         $15,391
  11/30/2001        $16,389         $21,481          $15,558         $15,675
  12/31/2001        $16,544         $21,669          $15,460         $15,735
   1/31/2002        $16,736         $21,353          $15,585         $15,672
   2/28/2002        $16,854         $20,941          $15,736         $15,661
   3/31/2002        $17,285         $21,729          $15,474         $15,901
   4/30/2002        $17,467         $20,412          $15,774         $15,839
   5/31/2002        $17,415         $20,262          $15,908         $15,856
   6/30/2002        $16,252         $18,819          $16,046         $15,395
   7/31/2002        $15,560         $17,353          $16,239         $14,839
   8/31/2002        $15,989         $17,466          $16,514         $15,012
   9/30/2002        $15,288         $15,570          $16,781         $14,443
  10/31/2002        $15,395         $16,939          $16,705         $14,725
  11/30/2002        $16,240         $17,935          $16,700         $15,124
  12/31/2002        $16,390         $16,882          $17,045         $15,039
   1/31/2003        $16,499         $16,441          $17,060         $14,921
   2/28/2003        $16,359         $16,193          $17,296         $14,879
   3/31/2003        $16,639         $16,349          $17,282         $14,925
   4/30/2003        $17,686         $17,696          $17,425         $15,535
   5/31/2003        $18,654         $18,628          $17,750         $16,092
   6/30/2003        $19,027         $18,866          $17,715         $16,214
   7/31/2003        $18,796         $19,199          $17,119         $16,122
   8/31/2003        $19,086         $19,572          $17,233         $16,288
   9/30/2003        $19,640         $19,365          $17,689         $16,465
  10/31/2003        $20,196         $20,460          $17,524         $16,803
  11/30/2003        $20,492         $20,640          $17,566         $16,956
  12/31/2003        $21,524         $21,721          $17,745         $17,454
   1/31/2004        $21,823         $22,120          $17,887         $17,639
   2/29/2004        $21,944         $22,427          $18,081         $17,835
   3/31/2004        $21,883         $22,089          $18,216         $17,819
   4/30/2004        $21,546         $21,743          $17,742         $17,448
   5/31/2004        $21,484         $22,041          $17,671         $17,471
   6/30/2004        $21,794         $22,469          $17,771         $17,660
   7/31/2004        $21,917         $21,726          $17,947         $17,532
   8/31/2004        $22,417         $21,813          $18,290         $17,732
   9/30/2004        $22,731         $22,049          $18,339         $17,890
  10/31/2004        $23,046         $22,386          $18,493         $18,099
  11/30/2004        $23,555         $23,291          $18,346         $18,427
  12/31/2004        $24,192         $24,083          $18,514         $18,784
   1/31/2005        $23,741         $23,496          $18,631         $18,619
   2/28/2005        $24,352         $23,991          $18,521         $18,800
   3/31/2005        $23,890         $23,566          $18,426         $18,584
   4/30/2005        $23,524         $23,120          $18,675         $18,511
   5/31/2005        $24,047         $23,855          $18,877         $18,779
   6/30/2005        $24,770         $23,889          $18,980         $18,939
   7/31/2005        $25,297         $24,777          $18,807         $19,176
   8/31/2005        $25,225         $24,551          $19,048         $19,237
   9/30/2005        $25,154         $24,750          $18,852         $19,260


                                                              Annual Report | 35

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND MAY ALSO INVEST IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.
CLASS B1
(formerly Class B):  These shares have higher annual fees and expenses than
                     Class A shares. Effective 11/1/01, closed to new investors.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:       Shares are available to certain eligible investors as
                     described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Distribution rate is based on an annualization of respective class's September dividend and the maximum offering price (NAV for Classes B, B1, C, R and Advisor) per share on 9/30/05.

(5) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/05.

(6) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +118.80% and +9.36%.

(7) Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Lipper Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Income Funds are defined as funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money-market instruments. For the 12-month period ended 9/30/05, there were 241 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any income or distributions. The Fund's performance relative to the average may have differed if these or other factors had been considered.


36 | Annual Report

YOUR FUND'S EXPENSES

FRANKLIN INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 37

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                        VALUE 3/31/05         VALUE 9/30/05    PERIOD* 3/31/05-9/30/05
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,051.90                $3.34
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,021.81                $3.29
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,047.70                $7.70
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,017.55                $7.59
-------------------------------------------------------------------------------------------------------------
CLASS B1
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,049.30                $5.96
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,019.25                $5.87
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,049.00                $5.96
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,019.25                $5.87
-------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,050.50                $5.19
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,020.00                $5.11
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,052.80                $2.62
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,022.51                $2.59
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.65%; B: 1.50%; B1; 1.16%; C: 1.16%; R:
      1.01%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


38 | Annual Report

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin U.S. Government Securities Fund seeks high, current income by investing at least 80% of its net assets in U.S. government securities. The Fund presently invests substantially all of its assets in Government National Mortgage Association obligations (Ginnie Maes).

--------------------------------------------------------------------------------
Since 1983, the Fund has invested predominantly in Ginnie Mae securities, which carry a guarantee backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.(1) Issued by the Government National Mortgage Association (GNMA), Ginnie Maes have been among the highest yielding U.S. government obligations available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin U.S. Government Securities
Fund Based on Total Net Assets as of 9/30/05

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             GNMA ......................... 95.5%

             Short-Term Investments &
             Other Net Assets .............  4.5%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin U.S. Government Securities Fund's annual report for the fiscal year ended September 30, 2005.

PERFORMANCE OVERVIEW

Franklin U.S. Government Securities Fund - Class A posted a +2.67% cumulative total return for the 12 months under review. The Fund outperformed the Lehman Brothers (LB) U.S. Government: Intermediate Index, which returned

(1) Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund's yield and share price are not guaranteed and will vary with market conditions.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 100.


                                                              Annual Report | 39

FRANKLIN U.S. GOVERNMENT SECURITIES FUND -
CLASS A VS. COMPARABLE INVESTMENTS*
Risk vs. Return (10/00-9/05)

    [THE FOLLOWING TABLE WAS REPRESENTED AS A CHART IN THE PRINTED MATERIAL.]

                                                         RISK        RETURN
                                                       -----------------------
    FRANKLIN US GOVERNMENT SECURITIES FUND - CLASS A     2.70%        5.42%
    1-YEAR TREASURY BILL *                               0.99%        2.93%
    10-YEAR TREASURY NOTE *                              8.33%        6.81%
    30-YEAR TREASURY BOND *                             12.84%        9.41%

THE CHART DOES NOT INCLUDE THE FUND'S CURRENT, MAXIMUM 4.25% INITIAL SALES CHARGE. IF SALES CHARGES WERE INCLUDED, THE RETURNS WOULD HAVE BEEN LOWER.

* Source: Standard & Poor's Micropal (Payden & Rygel). Indexes are unmanaged. Investors cannot invest directly in an index. Average annual total return represents the average annual change in value of an investment over the period indicated. These figures assume reinvestment of distributions and do not include sales charges. Risk is measured by the annualized standard deviation of monthly total returns. In general, the higher the standard deviation, the greater the volatility. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; interest payments and principal are guaranteed. The Fund's investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Past performance does not guarantee future results.

+1.31%.(2) In comparison, the Lipper GNMA Funds Classification Average returned +2.29% for the same period.(2) The Fund's return reflects the effect of management fees and expenses, while the index does not have such costs. You can find the Fund's long-term performance data in the Performance Summary beginning on page 44.

(2)   Source: Standard & Poor's Micropal; Lipper Inc. The LB U.S. Government:
      Intermediate Index includes securities issued by U.S. Treasury or Agency. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government. All issues included must have one to ten years to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper GNMA Funds Classification Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in Government National Mortgage Association securities. For the 12-month period ended 9/30/05, the Lipper GNMA Funds Classification Average consisted of 61 funds. Lipper calculations do not include sales charges. The Fund's performance relative to the average may have differed if these or other factors had been considered. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


40 | Annual Report

ECONOMIC AND MARKET OVERVIEW

Overall domestic economic growth remained healthy during the reporting period. More than two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending and almost one-fifth by business spending. Since consumer spending relies on consumers' ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past year, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.7% (not adjusted for inflation) in September 2005 compared with the same month a year earlier, which supported U.S. economic growth.(3)

Business spending also rose during the reporting period, contributing to economic growth. Nonresidential investment spending rose in each of the past year's four quarters, resulting in 7.8% growth for the year under review.(3) Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Oil prices increased substantially during the period amid concerns about potential long-term supply limitations in the face of expected strong global demand growth, especially from China and India. Despite rising commodity prices, inflation remained relatively contained for the 12 months ended September 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI).(4) This increase was below the core CPI's 10-year average of 2.2%.(4) However, acknowledging the economy's strength as well as potential inflationary pressure from high energy prices, the Federal Reserve Board raised the federal funds target rate to 3.75% from 1.75% during the 12-month period and indicated possible "measured" increases would follow. The Fed also noted in its most recent statement that there would be some temporary economic effects due to hurricane impacts, but there was some debate about the long-term effects. During the period, the yield curve flattened, as short- and intermediate-term Treasury yields rose and longer-term yields fell.

(3)   Source: Bureau of Economic Analysis.

(4) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.


                                                              Annual Report | 41

YIELD COMPARISON
9/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

Franklin U.S. Government Securities
Fund - Class A*                                     4.07%
10-Year Treasury Note*                              4.34%
Lipper GNMA Funds Classification Average*           3.74%
Lipper Money Market Funds Classification Average*   2.85%

* Sources: Standard & Poor's Micropal; Lipper Inc. Franklin U.S. Government Securities Fund - Class A shares' yield, calculated as required by the SEC, is based on earnings of the Fund's portfolio for the 30 days ended 9/30/05. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; interest payments and principal are guaranteed. Money funds attempt to maintain a stable net asset value of $1.00 per share, while shares of Franklin U.S. Government Securities Fund will fluctuate with market conditions. The Lipper GNMA Funds Classification Average is an average of the monthly SEC yields of 62 funds in the Lipper GNMA Funds classification for the 30 days ended 9/30/05. The Lipper Money Market Funds Classification Average is an average of the monthly SEC yields of 319 funds in the Lipper Money Market Funds classification for the 30 days ended 9/30/05. Lipper averages do not include sales charges.

DIVIDEND DISTRIBUTIONS*
Franklin U.S. Government Securities Fund
10/1/04-9/30/05

------------------------------------------------------------------------------------------
                                            DIVIDEND PER SHARE
                 -------------------------------------------------------------------------
MONTH             CLASS A          CLASS B        CLASS C       CLASS R      ADVISOR CLASS
------------------------------------------------------------------------------------------
October          2.78 cents      2.50 cents     2.49 cents     2.58 cents     2.85 cents
------------------------------------------------------------------------------------------
November         2.78 cents      2.50 cents     2.49 cents     2.58 cents     2.85 cents
------------------------------------------------------------------------------------------
December         2.78 cents      2.48 cents     2.48 cents     2.56 cents     2.85 cents
------------------------------------------------------------------------------------------
January          2.78 cents      2.48 cents     2.48 cents     2.56 cents     2.85 cents
------------------------------------------------------------------------------------------
February         2.78 cents      2.48 cents     2.48 cents     2.56 cents     2.85 cents
------------------------------------------------------------------------------------------
March            2.78 cents      2.49 cents     2.49 cents     2.58 cents     2.84 cents
------------------------------------------------------------------------------------------
April            2.78 cents      2.49 cents     2.49 cents     2.58 cents     2.85 cents
------------------------------------------------------------------------------------------
May              2.60 cents      2.31 cents     2.31 cents     2.40 cents     2.67 cents
------------------------------------------------------------------------------------------
June             2.60 cents      2.31 cents     2.32 cents     2.40 cents     2.67 cents
------------------------------------------------------------------------------------------
July             2.60 cents      2.31 cents     2.32 cents     2.40 cents     2.67 cents
------------------------------------------------------------------------------------------
August           2.60 cents      2.31 cents     2.32 cents     2.40 cents     2.67 cents
------------------------------------------------------------------------------------------
September        2.60 cents      2.31 cents     2.31 cents     2.39 cents     2.67 cents
------------------------------------------------------------------------------------------
TOTAL           32.46 CENTS     28.97 CENTS    28.98 CENTS    29.99 CENTS    33.29 CENTS
------------------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

INVESTMENT STRATEGY

We seek to invest predominantly in GNMA (Ginnie Mae) obligations. We analyze securities using proprietary models to help us identify attractive investment opportunities. The Fund's short-term investments include short-term government securities and cash or cash equivalents.

MANAGER'S DISCUSSION

Our research shows that over the past 5-, 10- and 15-year time periods, GNMAs have offered attractive risk-adjusted returns when compared with a variety of asset classes including U.S. Treasuries, agency debentures, investment grade and high yield corporate bonds, and large- and small-capitalization stocks. These time periods include various credit, prepayment, economic and interest rate cycles.

In the GNMA sector, we used our proprietary research models to uncover areas of the markets where we believed prepayment risk may have offered value. As the mortgage-backed securities (MBS) market has evolved, we believe technical research tools have increased in importance. Consistent with our investment


42 | Annual Report
strategy, we found value in the specified pool market rather than the To Be Announced (TBA) MBS market.(5) We focused some of our research on the specified pool market, paying attention to such factors as geographic dispersion and weighted average coupon differentials of the underlying mortgage pools. We also looked at the price difference between securities in the GNMA I and GNMA II programs and found what we believed were attractively priced securities.

Thank you for your continued participation in Franklin U.S. Government Securities Fund. We welcome your comments and questions and look forward to serving your investment needs in the years ahead.

[PHOTO OMITTED]        /s/ Jack Lemein

                       Jack Lemein

[PHOTO OMITTED]        /s/ Roger A. Bayston

                       Roger A. Bayston, CFA

                       Portfolio Management Team
                       Franklin U.S. Government Securities Fund

(5) A specified pool consists of previously identified mortgage pools. A TBA security consists of generic mortgage pools to be determined at the settlement date.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 43

PERFORMANCE SUMMARY AS OF 9/30/05

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKUSX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.15            $6.53            $6.68
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3246
-----------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FUGBX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.15            $6.52            $6.67
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.2897
-----------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRUGX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.15            $6.50            $6.65
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.2898
-----------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FUSRX)                               CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.15            $6.53            $6.68
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.2999
-----------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FUSAX)                         CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 -$0.14            $6.55            $6.69
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3329
-----------------------------------------------------------------------------------------------


44 | Annual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.67%           +30.20%          +76.50%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        -1.74%            +4.52%           +5.39%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 4.57%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         4.07%
------------------------------------------------------------------------------------------------------
CLASS B                                                1-YEAR           5-YEAR      INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.13%           +26.68%          +35.07%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        -1.78%            +4.52%           +4.56%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 4.25%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         3.72%
------------------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.14%           +26.74%          +67.23%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +1.16%            +4.85%           +5.28%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 4.26%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         3.72%
------------------------------------------------------------------------------------------------------
CLASS R                                               1-YEAR            3-YEAR      INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.29%            +7.86%          +15.44%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +1.31%            +2.55%           +3.91%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 4.39%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         3.88%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS(5)                                      1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.95%           +31.12%          +79.19%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                        +2.95%            +5.57%           +6.01%
------------------------------------------------------------------------------------------------------
   Distribution Rate(3)                 4.89%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(4)         4.37%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 45

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS A                           9/30/05
-----------------------------------------
1-Year                             -1.74%
-----------------------------------------
5-Year                             +4.52%
-----------------------------------------
10-Year                            +5.39%
-----------------------------------------

CLASS A (10/1/95 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                FRANKLIN U.S.     LEHMAN BROTHERS        LIPPER GNMA
                 GOVERNMENT       U.S. GOVERNMENT:         FUNDS
               SECURITIES FUND -   INTERMEDIATE       CLASSIFICATION
     DATE         CLASS A            INDEX(6)           AVERAGE(6)       CPI(6)
--------------------------------------------------------------------------------
  10/1/1995       $ 9,582            $10,000             $10,000        $10,000
  10/31/1995      $ 9,681            $10,110             $10,095        $10,033
  11/30/1995      $ 9,781            $10,233             $10,221        $10,026
  12/31/1995      $ 9,896            $10,334             $10,352        $10,020
  1/31/1996       $ 9,955            $10,421             $10,412        $10,078
  2/29/1996       $ 9,870            $10,311             $10,281        $10,111
  3/31/1996       $ 9,828            $10,264             $10,239        $10,163
  4/30/1996       $ 9,785            $10,234             $10,197        $10,202
  5/31/1996       $ 9,758            $10,229             $10,156        $10,222
  6/30/1996       $ 9,877            $10,332             $10,266        $10,228
  7/31/1996       $ 9,908            $10,364             $10,302        $10,248
  8/31/1996       $ 9,909            $10,376             $10,297        $10,268
  9/30/1996       $10,075            $10,510             $10,460        $10,300
  10/31/1996      $10,257            $10,683             $10,670        $10,333
  11/30/1996      $10,411            $10,812             $10,832        $10,352
  12/31/1996      $10,351            $10,753             $10,757        $10,352
  1/31/1997       $10,414            $10,795             $10,826        $10,385
  2/28/1997       $10,447            $10,812             $10,847        $10,418
  3/31/1997       $10,417            $10,751             $10,738        $10,444
  4/30/1997       $10,574            $10,872             $10,901        $10,457
  5/31/1997       $10,667            $10,957             $10,999        $10,450
  6/30/1997       $10,792            $11,051             $11,126        $10,463
  7/31/1997       $10,997            $11,254             $11,352        $10,477
  8/31/1997       $10,964            $11,211             $11,310        $10,496
  9/30/1997       $11,091            $11,333             $11,461        $10,522
  10/31/1997      $11,202            $11,465             $11,576        $10,548
  11/30/1997      $11,217            $11,490             $11,603        $10,542
  12/31/1997      $11,330            $11,584             $11,715        $10,529
  1/31/1998       $11,443            $11,735             $11,833        $10,548
  2/28/1998       $11,442            $11,723             $11,847        $10,568
  3/31/1998       $11,490            $11,759             $11,887        $10,587
  4/30/1998       $11,572            $11,815             $11,950        $10,607
  5/31/1998       $11,651            $11,897             $12,043        $10,627
  6/30/1998       $11,697            $11,977             $12,097        $10,640
  7/31/1998       $11,760            $12,023             $12,145        $10,653
  8/31/1998       $11,874            $12,250             $12,267        $10,666
  9/30/1998       $12,024            $12,536             $12,425        $10,679
  10/31/1998      $11,967            $12,557             $12,364        $10,705
  11/30/1998      $12,031            $12,518             $12,433        $10,705
  12/31/1998      $12,079            $12,567             $12,478        $10,698
  1/31/1999       $12,161            $12,623             $12,550        $10,725
  2/28/1999       $12,085            $12,450             $12,452        $10,738
  3/31/1999       $12,151            $12,532             $12,531        $10,770
  4/30/1999       $12,199            $12,566             $12,578        $10,849
  5/31/1999       $12,104            $12,489             $12,493        $10,849
  6/30/1999       $12,045            $12,507             $12,424        $10,849
  7/31/1999       $11,949            $12,509             $12,350        $10,881
  8/31/1999       $11,958            $12,527             $12,332        $10,907
  9/30/1999       $12,150            $12,634             $12,525        $10,960
  10/31/1999      $12,215            $12,659             $12,567        $10,979
  11/30/1999      $12,224            $12,668             $12,575        $10,986
  12/31/1999      $12,178            $12,628             $12,515        $10,986
  1/31/2000       $12,075            $12,586             $12,416        $11,018
  2/29/2000       $12,216            $12,690             $12,558        $11,084
  3/31/2000       $12,396            $12,835             $12,749        $11,175
  4/30/2000       $12,367            $12,830             $12,728        $11,181
  5/31/2000       $12,417            $12,864             $12,771        $11,195
  6/30/2000       $12,621            $13,068             $12,993        $11,253
  7/31/2000       $12,691            $13,155             $13,046        $11,279
  8/31/2000       $12,879            $13,303             $13,230        $11,279
  9/30/2000       $12,989            $13,419             $13,345        $11,338
  10/31/2000      $13,081            $13,511             $13,426        $11,358
  11/30/2000      $13,272            $13,709             $13,624        $11,364
  12/31/2000      $13,464            $13,951             $13,822        $11,358
  1/31/2001       $13,657            $14,136             $14,035        $11,430
  2/28/2001       $13,730            $14,266             $14,122        $11,475
  3/31/2001       $13,804            $14,370             $14,204        $11,501
  4/30/2001       $13,818            $14,324             $14,177        $11,547
  5/31/2001       $13,913            $14,384             $14,269        $11,599
  6/30/2001       $13,946            $14,429             $14,317        $11,619
  7/31/2001       $14,208            $14,699             $14,595        $11,586
  8/31/2001       $14,305            $14,829             $14,704        $11,586
  9/30/2001       $14,486            $15,146             $14,913        $11,638
  10/31/2001      $14,686            $15,382             $15,116        $11,599
  11/30/2001      $14,549            $15,198             $14,956        $11,580
  12/31/2001      $14,497            $15,125             $14,875        $11,534
  1/31/2002       $14,612            $15,190             $15,019        $11,560
  2/28/2002       $14,791            $15,316             $15,179        $11,606
  3/31/2002       $14,606            $15,085             $14,989        $11,671
  4/30/2002       $14,874            $15,367             $15,269        $11,736
  5/31/2002       $14,969            $15,475             $15,370        $11,736
  6/30/2002       $15,087            $15,668             $15,497        $11,743
  7/31/2002       $15,249            $15,963             $15,679        $11,756
  8/31/2002       $15,389            $16,146             $15,807        $11,795
  9/30/2002       $15,509            $16,423             $15,950        $11,815
  10/31/2002      $15,562            $16,412             $15,967        $11,834
  11/30/2002      $15,561            $16,282             $15,958        $11,834
  12/31/2002      $15,741            $16,583             $16,133        $11,808
  1/31/2003       $15,786            $16,546             $16,165        $11,860
  2/28/2003       $15,853            $16,733             $16,261        $11,952
  3/31/2003       $15,853            $16,736             $16,249        $12,023
  4/30/2003       $15,898            $16,784             $16,288        $11,997
  5/31/2003       $15,897            $17,047             $16,329        $11,978
  6/30/2003       $15,943            $17,019             $16,360        $11,991
  7/31/2003       $15,572            $16,606             $16,008        $12,004
  8/31/2003       $15,688            $16,636             $16,116        $12,050
  9/30/2003       $15,922            $16,997             $16,385        $12,089
  10/31/2003      $15,851            $16,830             $16,303        $12,076
  11/30/2003      $15,921            $16,831             $16,352        $12,043
  12/31/2003      $16,021            $16,962             $16,465        $12,030
  1/31/2004       $16,116            $17,054             $16,545        $12,089
  2/29/2004       $16,211            $17,217             $16,653        $12,154
  3/31/2004       $16,259            $17,336             $16,708        $12,232
  4/30/2004       $15,993            $16,949             $16,427        $12,272
  5/31/2004       $15,963            $16,895             $16,381        $12,343
  6/30/2004       $16,104            $16,938             $16,504        $12,383
  7/31/2004       $16,245            $17,060             $16,629        $12,363
  8/31/2004       $16,461            $17,314             $16,847        $12,369
  9/30/2004       $16,472            $17,320             $16,854        $12,396
  10/31/2004      $16,590            $17,426             $16,964        $12,461
  11/30/2004      $16,560            $17,264             $16,908        $12,467
  12/31/2004      $16,629            $17,358             $16,992        $12,422
  1/31/2005       $16,724            $17,380             $17,075        $12,448
  2/28/2005       $16,668            $17,283             $17,016        $12,520
  3/31/2005       $16,638            $17,241             $16,975        $12,617
  4/30/2005       $16,784            $17,442             $17,131        $12,702
  5/31/2005       $16,901            $17,581             $17,230        $12,689
  6/30/2005       $16,917            $17,638             $17,268        $12,696
  7/31/2005       $16,855            $17,488             $17,196        $12,755
  8/31/2005       $17,000            $17,682             $17,331        $12,820
  9/30/2005       $16,912            $17,546             $17,240        $12,977

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS B                           9/30/05
-----------------------------------------
1-Year                             -1.78%
-----------------------------------------
5-Year                             +4.52%
-----------------------------------------
Since Inception (1/1/99)           +4.56%
-----------------------------------------

CLASS B (1/1/99 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN U.S.     LEHMAN BROTHERS        LIPPER GNMA
                 GOVERNMENT      U.S. GOVERNMENT:         FUNDS
              SECURITIES FUND -   INTERMEDIATE       CLASSIFICATION
    DATE          CLASS B           INDEX(6)            AVERAGE(6)       CPI(6)
-------------------------------------------------------------------------------
  1/1/1999        $10,000            $10,000            $10,000         $10,000
  1/31/1999       $10,068            $10,045            $10,058         $10,024
  2/28/1999       $ 9,986            $ 9,907            $ 9,980         $10,037
  3/31/1999       $10,051            $ 9,973            $10,042         $10,067
  4/30/1999       $10,087            $10,000            $10,081         $10,140
  5/31/1999       $10,005            $ 9,938            $10,012         $10,140
  6/30/1999       $ 9,936            $ 9,953            $ 9,957         $10,140
  7/31/1999       $ 9,868            $ 9,954            $ 9,897         $10,171
  8/31/1999       $ 9,856            $ 9,968            $ 9,883         $10,195
  9/30/1999       $10,025            $10,053            $10,038         $10,244
  10/31/1999      $10,074            $10,073            $10,072         $10,262
  11/30/1999      $10,062            $10,080            $10,078         $10,268
  12/31/1999      $10,019            $10,049            $10,029         $10,268
  1/31/2000       $ 9,946            $10,015            $ 9,950         $10,299
  2/29/2000       $10,042            $10,098            $10,065         $10,360
  3/31/2000       $10,186            $10,213            $10,218         $10,445
  4/30/2000       $10,174            $10,209            $10,200         $10,451
  5/31/2000       $10,210            $10,236            $10,235         $10,464
  6/30/2000       $10,373            $10,399            $10,413         $10,519
  7/31/2000       $10,410            $10,468            $10,456         $10,543
  8/31/2000       $10,560            $10,585            $10,603         $10,543
  9/30/2000       $10,662            $10,678            $10,695         $10,598
  10/31/2000      $10,717            $10,751            $10,759         $10,616
  11/30/2000      $10,869            $10,909            $10,919         $10,622
  12/31/2000      $11,021            $11,101            $11,077         $10,616
  1/31/2001       $11,191            $11,249            $11,248         $10,683
  2/28/2001       $11,230            $11,352            $11,317         $10,726
  3/31/2001       $11,302            $11,434            $11,383         $10,750
  4/30/2001       $11,291            $11,398            $11,361         $10,793
  5/31/2001       $11,364            $11,446            $11,435         $10,842
  6/30/2001       $11,403            $11,482            $11,474         $10,860
  7/31/2001       $11,595            $11,696            $11,697         $10,830
  8/31/2001       $11,669            $11,800            $11,784         $10,830
  9/30/2001       $11,829            $12,052            $11,952         $10,879
  10/31/2001      $11,970            $12,240            $12,114         $10,842
  11/30/2001      $11,871            $12,094            $11,986         $10,824
  12/31/2001      $11,806            $12,035            $11,921         $10,781
  1/31/2002       $11,912            $12,087            $12,037         $10,805
  2/28/2002       $12,035            $12,187            $12,164         $10,848
  3/31/2002       $11,879            $12,004            $12,012         $10,909
  4/30/2002       $12,092            $12,228            $12,237         $10,970
  5/31/2002       $12,164            $12,314            $12,318         $10,970
  6/30/2002       $12,254            $12,468            $12,420         $10,976
  7/31/2002       $12,381            $12,703            $12,565         $10,988
  8/31/2002       $12,490            $12,848            $12,668         $11,025
  9/30/2002       $12,582            $13,068            $12,782         $11,043
  10/31/2002      $12,620            $13,059            $12,796         $11,062
  11/30/2002      $12,614            $12,956            $12,789         $11,062
  12/31/2002      $12,754            $13,196            $12,929         $11,037
  1/31/2003       $12,785            $13,166            $12,955         $11,086
  2/28/2003       $12,834            $13,315            $13,032         $11,171
  3/31/2003       $12,828            $13,318            $13,023         $11,239
  4/30/2003       $12,859            $13,355            $13,054         $11,214
  5/31/2003       $12,871            $13,565            $13,086         $11,196
  6/30/2003       $12,884            $13,543            $13,111         $11,208
  7/31/2003       $12,578            $13,214            $12,829         $11,220
  8/31/2003       $12,667            $13,238            $12,915         $11,263
  9/30/2003       $12,850            $13,525            $13,131         $11,300
  10/31/2003      $12,788            $13,392            $13,065         $11,287
  11/30/2003      $12,839            $13,393            $13,105         $11,257
  12/31/2003      $12,914            $13,497            $13,195         $11,245
  1/31/2004       $12,985            $13,571            $13,260         $11,300
  2/29/2004       $13,056            $13,700            $13,346         $11,361
  3/31/2004       $13,089            $13,795            $13,390         $11,434
  4/30/2004       $12,868            $13,487            $13,165         $11,470
  5/31/2004       $12,839            $13,444            $13,128         $11,538
  6/30/2004       $12,946            $13,478            $13,227         $11,574
  7/31/2004       $13,054            $13,575            $13,327         $11,556
  8/31/2004       $13,222            $13,777            $13,502         $11,562
  9/30/2004       $13,225            $13,782            $13,507         $11,586
  10/31/2004      $13,315            $13,867            $13,595         $11,647
  11/30/2004      $13,285            $13,738            $13,550         $11,653
  12/31/2004      $13,334            $13,812            $13,618         $11,611
  1/31/2005       $13,404            $13,830            $13,684         $11,635
  2/28/2005       $13,354            $13,753            $13,637         $11,702
  3/31/2005       $13,323            $13,719            $13,604         $11,794
  4/30/2005       $13,435            $13,879            $13,729         $11,873
  5/31/2005       $13,523            $13,990            $13,809         $11,861
  6/30/2005       $13,549            $14,036            $13,839         $11,867
  7/31/2005       $13,474            $13,916            $13,781         $11,922
  8/31/2005       $13,583            $14,070            $13,890         $11,983
  9/30/2005       $13,507            $13,962            $13,816         $12,129


46 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS C                           9/30/05
-----------------------------------------
1-Year                             +1.16%
-----------------------------------------
5-Year                             +4.85%
-----------------------------------------
10-Year                            +5.28%
-----------------------------------------

CLASS C (10/1/95 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN U.S.     LEHMAN BROTHERS      LIPPER GNMA
                 GOVERNMENT      U.S. GOVERNMENT:        FUNDS
              SECURITIES FUND -   INTERMEDIATE       CLASSIFICATION
                  CLASS C           INDEX(6)            AVERAGE(6)       CPI(6)
-------------------------------------------------------------------------------
  10/1/1995       $10,000            $10,000           $10,000          $10,000
  10/31/1995      $10,098            $10,110           $10,095          $10,033
  11/30/1995      $10,197            $10,233           $10,221          $10,026
  12/31/1995      $10,311            $10,334           $10,352          $10,020
  1/31/1996       $10,381            $10,421           $10,412          $10,078
  2/29/1996       $10,287            $10,311           $10,281          $10,111
  3/31/1996       $10,223            $10,264           $10,239          $10,163
  4/30/1996       $10,189            $10,234           $10,197          $10,202
  5/31/1996       $10,155            $10,229           $10,156          $10,222
  6/30/1996       $10,259            $10,332           $10,266          $10,228
  7/31/1996       $10,286            $10,364           $10,302          $10,248
  8/31/1996       $10,298            $10,376           $10,297          $10,268
  9/30/1996       $10,455            $10,510           $10,460          $10,300
  10/31/1996      $10,639            $10,683           $10,670          $10,333
  11/30/1996      $10,809            $10,812           $10,832          $10,352
  12/31/1996      $10,727            $10,753           $10,757          $10,352
  1/31/1997       $10,803            $10,795           $10,826          $10,385
  2/28/1997       $10,815            $10,812           $10,847          $10,418
  3/31/1997       $10,779            $10,751           $10,738          $10,444
  4/30/1997       $10,937            $10,872           $10,901          $10,457
  5/31/1997       $11,044            $10,957           $10,999          $10,450
  6/30/1997       $11,168            $11,051           $11,126          $10,463
  7/31/1997       $11,375            $11,254           $11,352          $10,477
  8/31/1997       $11,318            $11,211           $11,310          $10,496
  9/30/1997       $11,446            $11,333           $11,461          $10,522
  10/31/1997      $11,556            $11,465           $11,576          $10,548
  11/30/1997      $11,566            $11,490           $11,603          $10,542
  12/31/1997      $11,677            $11,584           $11,715          $10,529
  1/31/1998       $11,789            $11,735           $11,833          $10,548
  2/28/1998       $11,781            $11,723           $11,847          $10,568
  3/31/1998       $11,826            $11,759           $11,887          $10,587
  4/30/1998       $11,905            $11,815           $11,950          $10,607
  5/31/1998       $11,981            $11,897           $12,043          $10,627
  6/30/1998       $12,023            $11,977           $12,097          $10,640
  7/31/1998       $12,082            $12,023           $12,145          $10,653
  8/31/1998       $12,195            $12,250           $12,267          $10,666
  9/30/1998       $12,344            $12,536           $12,425          $10,679
  10/31/1998      $12,262            $12,557           $12,364          $10,705
  11/30/1998      $12,340            $12,518           $12,433          $10,705
  12/31/1998      $12,383            $12,567           $12,478          $10,698
  1/31/1999       $12,462            $12,623           $12,550          $10,725
  2/28/1999       $12,378            $12,450           $12,452          $10,738
  3/31/1999       $12,440            $12,532           $12,531          $10,770
  4/30/1999       $12,484            $12,566           $12,578          $10,849
  5/31/1999       $12,381            $12,489           $12,493          $10,849
  6/30/1999       $12,315            $12,507           $12,424          $10,849
  7/31/1999       $12,211            $12,509           $12,350          $10,881
  8/31/1999       $12,215            $12,527           $12,332          $10,907
  9/30/1999       $12,406            $12,634           $12,525          $10,960
  10/31/1999      $12,467            $12,659           $12,567          $10,979
  11/30/1999      $12,471            $12,668           $12,575          $10,986
  12/31/1999      $12,418            $12,628           $12,515          $10,986
  1/31/2000       $12,307            $12,586           $12,416          $11,018
  2/29/2000       $12,446            $12,690           $12,558          $11,084
  3/31/2000       $12,624            $12,835           $12,749          $11,175
  4/30/2000       $12,589            $12,830           $12,728          $11,181
  5/31/2000       $12,634            $12,864           $12,771          $11,195
  6/30/2000       $12,837            $13,068           $12,993          $11,253
  7/31/2000       $12,882            $13,155           $13,046          $11,279
  8/31/2000       $13,068            $13,303           $13,230          $11,279
  9/30/2000       $13,195            $13,419           $13,345          $11,338
  10/31/2000      $13,282            $13,511           $13,426          $11,358
  11/30/2000      $13,450            $13,709           $13,624          $11,364
  12/31/2000      $13,640            $13,951           $13,822          $11,358
  1/31/2001       $13,850            $14,136           $14,035          $11,430
  2/28/2001       $13,898            $14,266           $14,122          $11,475
  3/31/2001       $13,988            $14,370           $14,204          $11,501
  4/30/2001       $13,995            $14,324           $14,177          $11,547
  5/31/2001       $14,065            $14,384           $14,269          $11,599
  6/30/2001       $14,114            $14,429           $14,317          $11,619
  7/31/2001       $14,352            $14,699           $14,595          $11,586
  8/31/2001       $14,443            $14,829           $14,704          $11,586
  9/30/2001       $14,642            $15,146           $14,913          $11,638
  10/31/2001      $14,817            $15,382           $15,116          $11,599
  11/30/2001      $14,693            $15,198           $14,956          $11,580
  12/31/2001      $14,612            $15,125           $14,875          $11,534
  1/31/2002       $14,743            $15,190           $15,019          $11,560
  2/28/2002       $14,896            $15,316           $15,179          $11,606
  3/31/2002       $14,702            $15,085           $14,989          $11,671
  4/30/2002       $14,967            $15,367           $15,269          $11,736
  5/31/2002       $15,056            $15,475           $15,370          $11,736
  6/30/2002       $15,169            $15,668           $15,497          $11,743
  7/31/2002       $15,326            $15,963           $15,679          $11,756
  8/31/2002       $15,462            $16,146           $15,807          $11,795
  9/30/2002       $15,598            $16,423           $15,950          $11,815
  10/31/2002      $15,622            $16,412           $15,967          $11,834
  11/30/2002      $15,616            $16,282           $15,958          $11,834
  12/31/2002      $15,789            $16,583           $16,133          $11,808
  1/31/2003       $15,828            $16,546           $16,165          $11,860
  2/28/2003       $15,912            $16,733           $16,261          $11,952
  3/31/2003       $15,882            $16,736           $16,249          $12,023
  4/30/2003       $15,921            $16,784           $16,288          $11,997
  5/31/2003       $15,915            $17,047           $16,329          $11,978
  6/30/2003       $15,953            $17,019           $16,360          $11,991
  7/31/2003       $15,573            $16,606           $16,008          $12,004
  8/31/2003       $15,682            $16,636           $16,116          $12,050
  9/30/2003       $15,909            $16,997           $16,385          $12,089
  10/31/2003      $15,831            $16,830           $16,303          $12,076
  11/30/2003      $15,894            $16,831           $16,352          $12,043
  12/31/2003      $15,987            $16,962           $16,465          $12,030
  1/31/2004       $16,075            $17,054           $16,545          $12,089
  2/29/2004       $16,164            $17,217           $16,653          $12,154
  3/31/2004       $16,204            $17,336           $16,708          $12,232
  4/30/2004       $15,930            $16,949           $16,427          $12,272
  5/31/2004       $15,893            $16,895           $16,381          $12,343
  6/30/2004       $16,051            $16,938           $16,504          $12,383
  7/31/2004       $16,161            $17,060           $16,629          $12,363
  8/31/2004       $16,369            $17,314           $16,847          $12,369
  9/30/2004       $16,373            $17,320           $16,854          $12,396
  10/31/2004      $16,484            $17,426           $16,964          $12,461
  11/30/2004      $16,446            $17,264           $16,908          $12,467
  12/31/2004      $16,508            $17,358           $16,992          $12,422
  1/31/2005       $16,595            $17,380           $17,075          $12,448
  2/28/2005       $16,532            $17,283           $17,016          $12,520
  3/31/2005       $16,494            $17,241           $16,975          $12,617
  4/30/2005       $16,633            $17,442           $17,131          $12,702
  5/31/2005       $16,742            $17,581           $17,230          $12,689
  6/30/2005       $16,775            $17,638           $17,268          $12,696
  7/31/2005       $16,681            $17,488           $17,196          $12,755
  8/31/2005       $16,818            $17,682           $17,331          $12,820
  9/30/2005       $16,723            $17,546           $17,240          $12,977

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS R                           9/30/05
-----------------------------------------
1-Year                             +1.31%
-----------------------------------------
3-Year                             +2.55%
-----------------------------------------
Since Inception (1/1/02)           +3.91%
-----------------------------------------

CLASS R (1/1/02 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                FRANKLIN U.S.    LEHMAN BROTHERS       LIPPER GNMA
                 GOVERNMENT      U.S. GOVERNMENT:         FUNDS
              SECURITIES FUND -   INTERMEDIATE       CLASSIFICATION
    DATE         CLASS R            INDEX(6)            AVERAGE(6)       CPI(6)
-------------------------------------------------------------------------------
  1/1/2002        $10,000            $10,000           $10,000          $10,000
  1/31/2002       $10,109            $10,043           $10,097          $10,023
  2/28/2002       $10,215            $10,126           $10,204          $10,062
  3/31/2002       $10,098            $ 9,974           $10,076          $10,119
  4/30/2002       $10,281            $10,160           $10,265          $10,175
  5/31/2002       $10,343            $10,231           $10,333          $10,175
  6/30/2002       $10,421            $10,359           $10,418          $10,181
  7/31/2002       $10,530            $10,554           $10,540          $10,192
  8/31/2002       $10,625            $10,675           $10,627          $10,226
  9/30/2002       $10,704            $10,858           $10,722          $10,243
  10/31/2002      $10,722            $10,851           $10,734          $10,260
  11/30/2002      $10,733            $10,765           $10,728          $10,260
  12/31/2002      $10,854            $10,964           $10,846          $10,238
  1/31/2003       $10,866            $10,940           $10,867          $10,283
  2/28/2003       $10,924            $11,063           $10,932          $10,362
  3/31/2003       $10,921            $11,066           $10,924          $10,424
  4/30/2003       $10,948            $11,097           $10,950          $10,402
  5/31/2003       $10,945            $11,271           $10,977          $10,385
  6/30/2003       $10,958            $11,252           $10,998          $10,396
  7/31/2003       $10,715            $10,979           $10,762          $10,407
  8/31/2003       $10,791            $10,999           $10,834          $10,447
  9/30/2003       $10,948            $11,237           $11,015          $10,481
  10/31/2003      $10,897            $11,127           $10,960          $10,470
  11/30/2003      $10,926            $11,128           $10,993          $10,441
  12/31/2003      $11,008            $11,215           $11,069          $10,430
  1/31/2004       $11,053            $11,276           $11,123          $10,481
  2/29/2004       $11,115            $11,383           $11,195          $10,538
  3/31/2004       $11,160            $11,462           $11,232          $10,606
  4/30/2004       $10,975            $11,206           $11,043          $10,640
  5/31/2004       $10,950            $11,170           $11,012          $10,702
  6/30/2004       $11,044            $11,198           $11,095          $10,736
  7/31/2004       $11,121            $11,280           $11,179          $10,719
  8/31/2004       $11,265            $11,447           $11,326          $10,724
  9/30/2004       $11,286            $11,452           $11,330          $10,747
  10/31/2004      $11,364            $11,522           $11,404          $10,804
  11/30/2004      $11,323            $11,414           $11,366          $10,809
  12/31/2004      $11,384            $11,476           $11,423          $10,770
  1/31/2005       $11,445            $11,491           $11,479          $10,792
  2/28/2005       $11,386            $11,427           $11,439          $10,855
  3/31/2005       $11,361            $11,399           $11,412          $10,939
  4/30/2005       $11,475            $11,532           $11,517          $11,013
  5/31/2005       $11,534            $11,624           $11,583          $11,002
  6/30/2005       $11,559            $11,662           $11,609          $11,007
  7/31/2005       $11,513            $11,562           $11,560          $11,058
  8/31/2005       $11,590            $11,691           $11,651          $11,115
  9/30/2005       $11,544            $11,601           $11,590          $11,251


                                                              Annual Report | 47

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
ADVISOR CLASS(5)                  9/30/05
-----------------------------------------
1-Year                             +2.95%
-----------------------------------------
5-Year                             +5.57%
-----------------------------------------
10-Year                            +6.01%
-----------------------------------------

ADVISOR CLASS (10/1/95 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                FRANKLIN U.S.    LEHMAN BROTHERS       LIPPER GNMA
                 GOVERNMENT      U.S. GOVERNMENT:         FUNDS
              SECURITIES FUND -   INTERMEDIATE       CLASSIFICATION
    DATE       ADVISOR CLASS        INDEX(6)            AVERAGE(6)       CPI(6)
--------------------------------------------------------------------------------
  10/1/1995       $10,000            $10,000           $10,000          $10,000
  10/31/1995      $10,104            $10,110           $10,095          $10,033
  11/30/1995      $10,208            $10,233           $10,221          $10,026
  12/31/1995      $10,328            $10,334           $10,352          $10,020
  1/31/1996       $10,389            $10,421           $10,412          $10,078
  2/29/1996       $10,301            $10,311           $10,281          $10,111
  3/31/1996       $10,257            $10,264           $10,239          $10,163
  4/30/1996       $10,213            $10,234           $10,197          $10,202
  5/31/1996       $10,184            $10,229           $10,156          $10,222
  6/30/1996       $10,308            $10,332           $10,266          $10,228
  7/31/1996       $10,340            $10,364           $10,302          $10,248
  8/31/1996       $10,342            $10,376           $10,297          $10,268
  9/30/1996       $10,515            $10,510           $10,460          $10,300
  10/31/1996      $10,705            $10,683           $10,670          $10,333
  11/30/1996      $10,865            $10,812           $10,832          $10,352
  12/31/1996      $10,803            $10,753           $10,757          $10,352
  1/31/1997       $10,918            $10,795           $10,826          $10,385
  2/28/1997       $10,937            $10,812           $10,847          $10,418
  3/31/1997       $10,905            $10,751           $10,738          $10,444
  4/30/1997       $11,088            $10,872           $10,901          $10,457
  5/31/1997       $11,186            $10,957           $10,999          $10,450
  6/30/1997       $11,318            $11,051           $11,126          $10,463
  7/31/1997       $11,533            $11,254           $11,352          $10,477
  8/31/1997       $11,482            $11,211           $11,310          $10,496
  9/30/1997       $11,634            $11,333           $11,461          $10,522
  10/31/1997      $11,735            $11,465           $11,576          $10,548
  11/30/1997      $11,768            $11,490           $11,603          $10,542
  12/31/1997      $11,887            $11,584           $11,715          $10,529
  1/31/1998       $11,990            $11,735           $11,833          $10,548
  2/28/1998       $12,006            $11,723           $11,847          $10,568
  3/31/1998       $12,058            $11,759           $11,887          $10,587
  4/30/1998       $12,127            $11,815           $11,950          $10,607
  5/31/1998       $12,228            $11,897           $12,043          $10,627
  6/30/1998       $12,278            $11,977           $12,097          $10,640
  7/31/1998       $12,327            $12,023           $12,145          $10,653
  8/31/1998       $12,447            $12,250           $12,267          $10,666
  9/30/1998       $12,624            $12,536           $12,425          $10,679
  10/31/1998      $12,546            $12,557           $12,364          $10,705
  11/30/1998      $12,633            $12,518           $12,433          $10,705
  12/31/1998      $12,684            $12,567           $12,478          $10,698
  1/31/1999       $12,771            $12,623           $12,550          $10,725
  2/28/1999       $12,675            $12,450           $12,452          $10,738
  3/31/1999       $12,745            $12,532           $12,531          $10,770
  4/30/1999       $12,815            $12,566           $12,578          $10,849
  5/31/1999       $12,717            $12,489           $12,493          $10,849
  6/30/1999       $12,637            $12,507           $12,424          $10,849
  7/31/1999       $12,555            $12,509           $12,350          $10,881
  8/31/1999       $12,547            $12,527           $12,332          $10,907
  9/30/1999       $12,770            $12,634           $12,525          $10,960
  10/31/1999      $12,839            $12,659           $12,567          $10,979
  11/30/1999      $12,831            $12,668           $12,575          $10,986
  12/31/1999      $12,783            $12,628           $12,515          $10,986
  1/31/2000       $12,697            $12,586           $12,416          $11,018
  2/29/2000       $12,826            $12,690           $12,558          $11,084
  3/31/2000       $13,016            $12,835           $12,749          $11,175
  4/30/2000       $13,007            $12,830           $12,728          $11,181
  5/31/2000       $13,061            $12,864           $12,771          $11,195
  6/30/2000       $13,276            $13,068           $12,993          $11,253
  7/31/2000       $13,330            $13,155           $13,046          $11,279
  8/31/2000       $13,528            $13,303           $13,230          $11,279
  9/30/2000       $13,667            $13,419           $13,345          $11,338
  10/31/2000      $13,764            $13,511           $13,426          $11,358
  11/30/2000      $13,945            $13,709           $13,624          $11,364
  12/31/2000      $14,169            $13,951           $13,822          $11,358
  1/31/2001       $14,374            $14,136           $14,035          $11,430
  2/28/2001       $14,431            $14,266           $14,122          $11,475
  3/31/2001       $14,530            $14,370           $14,204          $11,501
  4/30/2001       $14,546            $14,324           $14,177          $11,547
  5/31/2001       $14,625            $14,384           $14,269          $11,599
  6/30/2001       $14,703            $14,429           $14,317          $11,619
  7/31/2001       $14,958            $14,699           $14,595          $11,586
  8/31/2001       $15,061            $14,829           $14,704          $11,586
  9/30/2001       $15,252            $15,146           $14,913          $11,638
  10/31/2001      $15,465            $15,382           $15,116          $11,599
  11/30/2001      $15,345            $15,198           $14,956          $11,580
  12/31/2001      $15,268            $15,125           $14,875          $11,534
  1/31/2002       $15,391            $15,190           $15,019          $11,560
  2/28/2002       $15,581            $15,316           $15,179          $11,606
  3/31/2002       $15,388            $15,085           $14,989          $11,671
  4/30/2002       $15,672            $15,367           $15,269          $11,736
  5/31/2002       $15,773            $15,475           $15,370          $11,736
  6/30/2002       $15,898            $15,668           $15,497          $11,743
  7/31/2002       $16,071            $15,963           $15,679          $11,756
  8/31/2002       $16,220            $16,146           $15,807          $11,795
  9/30/2002       $16,371            $16,423           $15,950          $11,815
  10/31/2002      $16,405            $16,412           $15,967          $11,834
  11/30/2002      $16,406            $16,282           $15,958          $11,834
  12/31/2002      $16,596            $16,583           $16,133          $11,808
  1/31/2003       $16,646            $16,546           $16,165          $11,860
  2/28/2003       $16,742            $16,733           $16,261          $11,952
  3/31/2003       $16,743            $16,736           $16,249          $12,023
  4/30/2003       $16,769            $16,784           $16,288          $11,997
  5/31/2003       $16,794            $17,047           $16,329          $11,978
  6/30/2003       $16,820            $17,019           $16,360          $11,991
  7/31/2003       $16,431            $16,606           $16,008          $12,004
  8/31/2003       $16,554            $16,636           $16,116          $12,050
  9/30/2003       $16,827            $16,997           $16,385          $12,089
  10/31/2003      $16,755            $16,830           $16,303          $12,076
  11/30/2003      $16,805            $16,831           $16,352          $12,043
  12/31/2003      $16,912            $16,962           $16,465          $12,030
  1/31/2004       $17,015            $17,054           $16,545          $12,089
  2/29/2004       $17,117            $17,217           $16,653          $12,154
  3/31/2004       $17,169            $17,336           $16,708          $12,232
  4/30/2004       $16,890            $16,949           $16,427          $12,272
  5/31/2004       $16,886            $16,895           $16,381          $12,343
  6/30/2004       $17,037            $16,938           $16,504          $12,383
  7/31/2004       $17,161            $17,060           $16,629          $12,363
  8/31/2004       $17,391            $17,314           $16,847          $12,369
  9/30/2004       $17,403            $17,320           $16,854          $12,396
  10/31/2004      $17,556            $17,426           $16,964          $12,461
  11/30/2004      $17,500            $17,264           $16,908          $12,467
  12/31/2004      $17,601            $17,358           $16,992          $12,422
  1/31/2005       $17,704            $17,380           $17,075          $12,448
  2/28/2005       $17,619            $17,283           $17,016          $12,520
  3/31/2005       $17,588            $17,241           $16,975          $12,617
  4/30/2005       $17,745            $17,442           $17,131          $12,702
  5/31/2005       $17,875            $17,581           $17,230          $12,689
  6/30/2005       $17,920            $17,638           $17,268          $12,696
  7/31/2005       $17,857            $17,488           $17,196          $12,755
  8/31/2005       $17,985            $17,682           $17,331          $12,820
  9/30/2005       $17,919            $17,546           $17,240          $12,977


48 | Annual Report

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/05.

(4) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/05.

(5) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +65.87% and +5.95%.

(6)   Sources: Standard & Poor's Micropal; Lipper Inc. The LB U.S. Government:
      Intermediate Index includes securities issued by U.S. Treasury or Agency. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government. All issues included must have one to ten years to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The Lipper GNMA Funds Classification Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in Government National Mortgage Association securities. For the 12-month period ended 9/30/05, the Lipper GNMA Funds Classification Average consisted of 61 mutual funds. The Lipper average does not include sales charges or expense subsidization by a fund's manager. Fund performance relative to the average may have differed if these or other factors had been considered.


                                                              Annual Report | 49

YOUR FUND'S EXPENSES

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


50 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 3/31/05      VALUE 9/30/05   PERIOD* 3/31/05-9/30/05
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,016.50              $3.69
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,021.41              $3.70
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,013.80              $6.36
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,018.75              $6.38
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,013.90              $6.36
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,018.75              $6.38
-------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,016.20              $5.61
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,019.50              $5.62
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,018.60              $3.09
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,022.01              $3.09
-------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.73%; B: 1.26%; C: 1.26%; R: 1.11%; and Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                              Annual Report | 51

FRANKLIN UTILITIES FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Utilities Fund seeks both capital appreciation and current income by investing at least 80% of its net assets in public utility industry securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Utilities Fund's annual report for the fiscal year ended September 30, 2005.

PERFORMANCE OVERVIEW

For the 12 months under review, Franklin Utilities Fund - Class A posted a +28.81% cumulative total return. The Fund outperformed its broad benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned +12.25% for the same period.(1) The Fund underperformed its narrow benchmark, the S&P 500 Utilities Index, which returned +38.67%.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 56.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended September 30, 2005, a maturing domestic economic expansion was driven by perceived staying power across most industries, sectors and regions. Gross domestic product (GDP) rose during the period, benefiting primarily from personal consumption and greater business investment. Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in 2005 driven largely by rising short-term domestic interest rates and strong economic growth in the U.S. relative to many of its major trading partners.

Oil prices increased substantially during the period amid concerns about potential long-term supply limitations in the face of expected strong global demand growth, especially from China and India. Despite these rising commodity prices, inflation remained relatively contained for the 12 months ended September 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI).(3)

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2) Source: Standard & Poor's Micropal. The S&P 500 Utilities Index is a market capitalization-weighted index consisting of all utility stocks in the S&P 500 Index.

(3) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 107.


52 | Annual Report

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 1.75% to 3.75%, and said it would respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Although short-term interest rates rose, long-term interest rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains. The labor market firmed as employment increased and the unemployment rate dropped from 5.4% to 5.1% during the reporting period.(3) Personal income rose, and hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence. However, late in the period consumer sentiment fell amid concerns about rising energy costs.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a one-year total return of +7.23%, while the broader S&P 500 and technology-heavy NASDAQ Composite Index returned +12.25% and +14.19%.(4)

Over the past several years, many utility companies have adjusted their priorities and moved toward a back-to-basics operational philosophy. This strategy shift was driven, in large part, by events such as the California energy crisis, the Enron collapse, and expensive marketing and trading failures. For many utility companies, back-to-basics has meant rebuilding core regulated businesses while reducing debt and repairing overstretched balance sheets. Recently, many utility companies found opportunities to invest in building additional infrastructure, further improving operational efficiency, and strengthening their environmental controls, which are viewed by regulators as long-term gains for utility customers and shareholders alike. Improved fundamentals followed these developments, along with strong stock performance.

Another driving force behind the utility sector's remarkable performance over the past year has been its leverage to the commodity markets, in particular, natural gas. The amount and nature of exposure can vary tremendously between companies, but those that were able to generate low-cost power via coal or nuclear fuel, and sell that output in wholesale markets, generated significant gains. Pipeline and natural gas infrastructure utilities have also benefited from greater asset utilization as well as from their ownership of natural gas production in most cases.

(4) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                                              Annual Report | 53

PORTFOLIO BREAKDOWN
Franklin Utilities Fund Based on Total Net Assets as of 9/30/05

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            Electric Utilities ...........................   83.9%

            Gas Distributors .............................   11.2%

            Major Telecommunications .....................    3.2%

            Oil & Gas Pipelines ..........................    1.1%

            Short-Term Investments & Other Net Assets ....    0.6%

The utility sector also benefited from a variety of other factors during the 12-month period. Companies continued to implement dividend hikes that helped them remain competitive with other sources of income; state regulators promoted healthy utilities, especially those that invested in greater reliability and service for their customers; and merger and acquisition activity accelerated this year in advance of the anticipated passage of the federal energy bill, which contains a provision to rescind outdated merger and acquisition restraints.

INVESTMENT STRATEGY

We search for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity sector. Generally, we look for companies producing a high percentage of earnings from regulated utility franchise operations.

MANAGER'S DISCUSSION

Over the past year, the Fund maintained a solid weighting in electric utility companies that, in addition to their regulated franchises, have commodity-sensitive wholesale generating subsidiaries. Strong contributors to the Fund's 12-month total return included TXU, Edison International and Exelon, all of which fit this profile. TXU demonstrated extreme sensitivity to natural gas prices because its low-cost generation portfolio lies within the competitive Texas market, which is highly dependent on natural gas-fired generation and has limited interconnectivity with other U.S. power-producing regions. Edison International and Exelon also own vibrant wholesale generation in the Midwest and Mid-Atlantic regions of the U.S. in addition to serving their franchise utility customers. We have an interest in Exelon's merger with Public Service Enterprise Group, which was announced at the end of 2004 and appeared on track to close in the first half of 2006. A beneficiary of consolidation was the Fund's position in Scottish Power, which rose significantly since the May 2005 announcement that Scottish Power had agreed to sell its U.S.-based Pacificorp subsidiary to MidAmerican Energy.


54 | Annual Report

Fund holdings that detracted from our 12-month performance included our major telecommunications investments, which represented 3.2% of the Fund's total net assets at period-end. Investments in Verizon Communications and SBC Communications failed to keep pace with the industry. Also hurting Fund performance was our investment in KeySpan, a gas distribution utility company operating in the Northeast U.S.

Thank you for your continued participation in Franklin Utilities Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ John C. Kohli

                      John C. Kohli, CFA
                      Portfolio Manager
                      Franklin Utilities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 EQUITY HOLDINGS
Franklin Utilities Fund
9/30/05

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Dominion Resources Inc.                                                     5.1%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------
Exelon Corp.                                                                4.6%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------
Entergy Corp.                                                               4.4%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------
FirstEnergy Corp.                                                           4.1%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------
FPL Group Inc.                                                              3.9%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------
Public Service Enterprise  Group Inc.                                       3.8%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------
Edison International                                                        3.5%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------
Cinergy Corp.                                                               3.1%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------
American Electric Power Co. Inc.                                            3.1%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------
Southern Co.                                                                3.0%
 ELECTRIC UTILITIES, U.S.
--------------------------------------------------------------------------------


                                                              Annual Report | 55

PERFORMANCE SUMMARY AS OF 9/30/05

FRANKLIN UTILITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKUTX)                              CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$2.43            $12.59           $10.16
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.4442
-----------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FRUBX)                              CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$2.42            $12.57           $10.15
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3882
-----------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRUSX)                              CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$2.42            $12.55           $10.13
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.3880
-----------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FRURX)                              CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$2.42            $12.57           $10.15
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.4092
-----------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRUAX)                        CHANGE           9/30/05          9/30/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$2.44            $12.64           $10.20
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-9/30/05)
-----------------------------------------------------------------------------------------------
Dividend Income                       $0.4620
-----------------------------------------------------------------------------------------------


56 | Annual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
CLASS A                                              1-YEAR           5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +28.81%           +51.59%         +152.63%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +23.35%            +7.74%           +9.24%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $12,335          $ 14,519         $ 24,196
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 3.07%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         3.04%
-----------------------------------------------------------------------------------------------------
CLASS B                                              1-YEAR            5-YEAR     INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +28.11%           +47.73%          +63.91%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +24.11%            +7.82%           +7.60%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $12,411          $ 14,573         $ 16,391
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 2.72%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         2.68%
-----------------------------------------------------------------------------------------------------
CLASS C                                              1-YEAR           5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +28.16%           +47.81%         +140.11%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +27.16%            +8.13%           +9.15%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $12,716           $14,781          $24,011
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 2.74%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         2.68%
-----------------------------------------------------------------------------------------------------
CLASS R                                              1-YEAR            3-YEAR     INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +28.35%           +78.63%          +50.03%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +27.35%           +21.33%          +11.45%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $12,735           $17,863          $15,003
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 2.93%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         2.83%
-----------------------------------------------------------------------------------------------------
Advisor Class(6)                                     1-YEAR           5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +29.00%           +52.73%         +158.60%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                       +29.00%            +8.84%           +9.97%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $12,900           $15,273          $25,860
-----------------------------------------------------------------------------------------------------
   Distribution Rate(4)                 3.26%
-----------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)         3.33%
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 57

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS A                                9/30/05
----------------------------------------------
1-Year                                 +23.35%
----------------------------------------------
5-Year                                  +7.74%
----------------------------------------------
10-Year                                 +9.24%
----------------------------------------------

CLASS A (10/1/95 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     FRANKLIN UTILITIES        S&P 500             S&P 500
     DATE              FUND CLASS - A          INDEX(7)       UTILITIES INDEX(7)
  ------------------------------------------------------------------------------
   10/1/1995              $ 9,578              $10,000             $10,000
  10/31/1995              $ 9,774              $ 9,964             $10,146
  11/30/1995              $ 9,931              $10,401             $10,259
  12/31/1995              $10,415              $10,602             $10,856
   1/31/1996              $10,585              $10,962             $11,068
   2/29/1996              $10,315              $11,064             $10,726
   3/31/1996              $10,305              $11,170             $10,644
   4/30/1996              $ 9,960              $11,335             $10,428
   5/31/1996              $10,071              $11,627             $10,585
   6/30/1996              $10,608              $11,671             $11,165
   7/31/1996              $10,022              $11,156             $10,451
   8/31/1996              $10,166              $11,391             $10,685
   9/30/1996              $10,147              $12,032             $10,781
  10/31/1996              $10,480              $12,364             $11,320
  11/30/1996              $10,626              $13,297             $11,549
  12/31/1996              $10,626              $13,034             $11,473
   1/31/1997              $10,681              $13,848             $11,533
   2/28/1997              $10,770              $13,957             $11,450
   3/31/1997              $10,469              $13,384             $11,080
   4/30/1997              $10,390              $14,183             $10,892
   5/31/1997              $10,715              $15,045             $11,375
   6/30/1997              $11,068              $15,719             $11,718
   7/31/1997              $11,329              $16,969             $11,974
   8/31/1997              $11,079              $16,019             $11,749
   9/30/1997              $11,539              $16,896             $12,248
  10/31/1997              $11,596              $16,332             $12,364
  11/30/1997              $12,366              $17,088             $13,294
  12/31/1997              $13,272              $17,381             $14,302
   1/31/1998              $12,759              $17,573             $13,721
   2/28/1998              $12,962              $18,840             $14,186
   3/31/1998              $13,772              $19,804             $15,109
   4/30/1998              $13,277              $20,003             $14,760
   5/31/1998              $13,108              $19,660             $14,706
   6/30/1998              $13,423              $20,458             $15,269
   7/31/1998              $12,935              $20,240             $14,497
   8/31/1998              $13,375              $17,317             $14,836
   9/30/1998              $14,044              $18,426             $16,010
  10/31/1998              $13,784              $19,924             $15,704
  11/30/1998              $13,932              $21,131             $15,936
  12/31/1998              $14,277              $22,348             $16,423
   1/31/1999              $13,517              $23,282             $15,705
   2/28/1999              $12,873              $22,558             $15,106
   3/31/1999              $12,653              $23,461             $14,867
   4/30/1999              $13,449              $24,369             $16,140
   5/31/1999              $14,063              $23,795             $17,159
   6/30/1999              $13,564              $25,114             $16,557
   7/31/1999              $13,365              $24,331             $16,354
   8/31/1999              $13,339              $24,211             $16,522
   9/30/1999              $12,844              $23,548             $15,727
  10/31/1999              $13,072              $25,037             $15,954
  11/30/1999              $12,308              $25,546             $14,770
  12/31/1999              $12,135              $27,050             $14,915
   1/31/2000              $12,827              $25,691             $16,534
   2/29/2000              $11,881              $25,205             $15,514
   3/31/2000              $12,285              $27,669             $16,030
   4/30/2000              $13,015              $26,837             $17,278
   5/31/2000              $13,187              $26,288             $18,034
   6/30/2000              $12,595              $26,936             $16,961
   7/31/2000              $13,117              $26,515             $18,163
   8/31/2000              $14,508              $28,161             $20,649
   9/30/2000              $15,961              $26,675             $22,545
  10/31/2000              $15,888              $26,562             $21,677
  11/30/2000              $16,459              $24,469             $21,428
  12/31/2000              $17,185              $24,589             $23,446
   1/31/2001              $15,420              $25,461             $21,167
   2/28/2001              $16,325              $23,141             $21,937
   3/31/2001              $16,537              $21,676             $21,789
   4/30/2001              $17,226              $23,359             $23,057
   5/31/2001              $17,316              $23,516             $22,322
   6/30/2001              $16,443              $22,944             $20,543
   7/31/2001              $15,868              $22,718             $19,596
   8/31/2001              $16,080              $21,297             $19,064
   9/30/2001              $15,318              $19,577             $16,856
  10/31/2001              $15,333              $19,951             $16,796
  11/30/2001              $15,195              $21,481             $15,894
  12/31/2001              $15,795              $21,669             $16,309
   1/31/2002              $15,600              $21,353             $15,370
   2/28/2002              $15,552              $20,941             $15,031
   3/31/2002              $16,440              $21,729             $16,860
   4/30/2002              $16,325              $20,412             $16,547
   5/31/2002              $15,930              $20,262             $15,078
   6/30/2002              $15,223              $18,819             $14,007
   7/31/2002              $13,910              $17,353             $12,049
   8/31/2002              $14,458              $17,466             $12,502
   9/30/2002              $13,405              $15,570             $10,887
  10/31/2002              $13,405              $16,939             $10,689
  11/30/2002              $13,674              $17,935             $10,971
  12/31/2002              $14,140              $16,882             $11,417
   1/31/2003              $13,559              $16,441             $11,068
   2/28/2003              $13,184              $16,193             $10,543
   3/31/2003              $13,654              $16,349             $11,060
   4/30/2003              $14,399              $17,696             $12,017
   5/31/2003              $15,664              $18,628             $13,270
   6/30/2003              $15,717              $18,866             $13,421
   7/31/2003              $14,999              $19,199             $12,545
   8/31/2003              $15,016              $19,572             $12,784
   9/30/2003              $15,601              $19,365             $13,354
  10/31/2003              $15,884              $20,460             $13,495
  11/30/2003              $16,044              $20,640             $13,509
  12/31/2003              $16,869              $21,721             $14,415
   1/31/2004              $17,156              $22,120             $14,721
   2/29/2004              $17,604              $22,427             $15,009
   3/31/2004              $17,731              $22,089             $15,159
   4/30/2004              $17,206              $21,743             $14,600
   5/31/2004              $17,405              $22,041             $14,735
   6/30/2004              $17,682              $22,469             $14,963
   7/31/2004              $17,865              $21,726             $15,209
   8/31/2004              $18,579              $21,813             $15,833
   9/30/2004              $18,783              $22,049             $15,970
  10/31/2004              $19,560              $22,386             $16,749
  11/30/2004              $20,115              $23,291             $17,455
  12/31/2004              $20,773              $24,083             $17,915
   1/31/2005              $20,960              $23,496             $18,281
   2/28/2005              $21,129              $23,991             $18,676
   3/31/2005              $21,187              $23,566             $18,887
   4/30/2005              $21,659              $23,120             $19,478
   5/31/2005              $22,056              $23,855             $19,509
   6/30/2005              $23,028              $23,889             $20,646
   7/31/2005              $23,390              $24,777             $21,109
   8/31/2005              $23,600              $24,551             $21,297
   9/30/2005              $24,196              $24,750             $22,146

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS B                                9/30/05
----------------------------------------------
1-Year                                 +24.11%
----------------------------------------------
5-Year                                  +7.82%
----------------------------------------------
Since Inception (1/1/99)                +7.60%
----------------------------------------------

CLASS B (1/1/99 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     FRANKLIN UTILITIES        S&P 500            S&P 500
     DATE              FUND CLASS - B          INDEX(7)       UTILITIES INDEX(7)
  ------------------------------------------------------------------------------
    1/1/1999              $10,000              $10,000             $10,000
   1/31/1999              $ 9,468              $10,418             $ 9,562
   2/28/1999              $ 9,016              $10,094             $ 9,198
   3/31/1999              $ 8,859              $10,498             $ 9,052
   4/30/1999              $ 9,416              $10,905             $ 9,827
   5/31/1999              $ 9,845              $10,647             $10,448
   6/30/1999              $ 9,487              $11,238             $10,081
   7/31/1999              $ 9,339              $10,887             $ 9,958
   8/31/1999              $ 9,321              $10,834             $10,060
   9/30/1999              $ 8,964              $10,537             $ 9,576
  10/31/1999              $ 9,133              $11,203             $ 9,714
  11/30/1999              $ 8,600              $11,431             $ 8,993
  12/31/1999              $ 8,479              $12,104             $ 9,082
   1/31/2000              $ 8,961              $11,496             $10,067
   2/29/2000              $ 8,282              $11,279             $ 9,446
   3/31/2000              $ 8,572              $12,381             $ 9,760
   4/30/2000              $ 9,071              $12,009             $10,520
   5/31/2000              $ 9,190              $11,763             $10,981
   6/30/2000              $ 8,768              $12,053             $10,327
   7/31/2000              $ 9,131              $11,865             $11,059
   8/31/2000              $10,088              $12,601             $12,573
   9/30/2000              $11,097              $11,936             $13,727
  10/31/2000              $11,035              $11,886             $13,199
  11/30/2000              $11,433              $10,949             $13,047
  12/31/2000              $11,932              $11,003             $14,276
   1/31/2001              $10,708              $11,393             $12,888
   2/28/2001              $11,325              $10,355             $13,357
   3/31/2001              $11,468              $ 9,699             $13,267
   4/30/2001              $11,936              $10,453             $14,039
   5/31/2001              $11,998              $10,523             $13,591
   6/30/2001              $11,390              $10,267             $12,508
   7/31/2001              $10,982              $10,166             $11,932
   8/31/2001              $11,128              $ 9,530             $11,607
   9/30/2001              $10,588              $ 8,760             $10,263
  10/31/2001              $10,599              $ 8,927             $10,227
  11/30/2001              $10,504              $ 9,612             $ 9,677
  12/31/2001              $10,916              $ 9,696             $ 9,930
   1/31/2002              $10,770              $ 9,555             $ 9,358
   2/28/2002              $10,737              $ 9,371             $ 9,152
   3/31/2002              $11,336              $ 9,723             $10,266
   4/30/2002              $11,257              $ 9,134             $10,075
   5/31/2002              $10,985              $ 9,067             $ 9,181
   6/30/2002              $10,498              $ 8,421             $ 8,529
   7/31/2002              $ 9,570              $ 7,765             $ 7,336
   8/31/2002              $ 9,948              $ 7,816             $ 7,612
   9/30/2002              $ 9,225              $ 6,967             $ 6,629
  10/31/2002              $ 9,225              $ 7,580             $ 6,508
  11/30/2002              $ 9,410              $ 8,025             $ 6,680
  12/31/2002              $ 9,719              $ 7,554             $ 6,952
   1/31/2003              $ 9,320              $ 7,357             $ 6,739
   2/28/2003              $ 9,062              $ 7,246             $ 6,420
   3/31/2003              $ 9,375              $ 7,316             $ 6,734
   4/30/2003              $ 9,875              $ 7,919             $ 7,317
   5/31/2003              $10,743              $ 8,335             $ 8,080
   6/30/2003              $10,782              $ 8,442             $ 8,172
   7/31/2003              $10,289              $ 8,591             $ 7,638
   8/31/2003              $10,289              $ 8,758             $ 7,784
   9/30/2003              $10,690              $ 8,665             $ 8,131
  10/31/2003              $10,873              $ 9,155             $ 8,217
  11/30/2003              $10,982              $ 9,236             $ 8,225
  12/31/2003              $11,533              $ 9,720             $ 8,777
   1/31/2004              $11,730              $ 9,898             $ 8,963
   2/29/2004              $12,036              $10,036             $ 9,139
   3/31/2004              $12,122              $ 9,884             $ 9,230
   4/30/2004              $11,750              $ 9,729             $ 8,890
   5/31/2004              $11,874              $ 9,863             $ 8,972
   6/30/2004              $12,061              $10,054             $ 9,111
   7/31/2004              $12,186              $ 9,722             $ 9,261
   8/31/2004              $12,674              $ 9,761             $ 9,641
   9/30/2004              $12,798              $ 9,866             $ 9,724
  10/31/2004              $13,327              $10,017             $10,198
  11/30/2004              $13,693              $10,422             $10,628
  12/31/2004              $14,146              $10,777             $10,908
   1/31/2005              $14,261              $10,514             $11,131
   2/28/2005              $14,375              $10,735             $11,371
   3/31/2005              $14,408              $10,545             $11,500
   4/30/2005              $14,716              $10,345             $11,860
   5/31/2005              $14,973              $10,674             $11,879
   6/30/2005              $15,635              $10,690             $12,571
   7/31/2005              $15,881              $11,087             $12,853
   8/31/2005              $16,010              $10,986             $12,967
   9/30/2005              $16,391              $11,075             $13,484


58 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS C                                9/30/05
----------------------------------------------
1-Year                                +27.16%
----------------------------------------------
5-Year                                 +8.13%
----------------------------------------------
10-Year                                +9.15%
----------------------------------------------

CLASS C (10/1/95-9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     FRANKLIN UTILITIES        S&P 500             S&P 500
     DATE              FUND - CLASS C          INDEX(7)       UTILITIES INDEX(7)
  ------------------------------------------------------------------------------
   10/1/1995              $10,000              $10,000             $10,000
  10/31/1995              $10,195              $ 9,964             $10,146
  11/30/1995              $10,349              $10,401             $10,259
  12/31/1995              $10,860              $10,602             $10,856
   1/31/1996              $11,017              $10,962             $11,068
   2/29/1996              $10,745              $11,064             $10,726
   3/31/1996              $10,731              $11,170             $10,644
   4/30/1996              $10,371              $11,335             $10,428
   5/31/1996              $10,477              $11,627             $10,585
   6/30/1996              $11,022              $11,671             $11,165
   7/31/1996              $10,411              $11,156             $10,451
   8/31/1996              $10,561              $11,391             $10,685
   9/30/1996              $10,539              $12,032             $10,781
  10/31/1996              $10,875              $12,364             $11,320
  11/30/1996              $11,027              $13,297             $11,549
  12/31/1996              $11,023              $13,034             $11,473
   1/31/1997              $11,081              $13,848             $11,533
   2/28/1997              $11,161              $13,957             $11,450
   3/31/1997              $10,838              $13,384             $11,080
   4/30/1997              $10,757              $14,183             $10,892
   5/31/1997              $11,081              $15,045             $11,375
   6/30/1997              $11,445              $15,719             $11,718
   7/31/1997              $11,715              $16,969             $11,974
   8/31/1997              $11,445              $16,019             $11,749
   9/30/1997              $11,916              $16,896             $12,248
  10/31/1997              $11,975              $16,332             $12,364
  11/30/1997              $12,760              $17,088             $13,294
  12/31/1997              $13,693              $17,381             $14,302
   1/31/1998              $13,164              $17,573             $13,721
   2/28/1998              $13,361              $18,840             $14,186
   3/31/1998              $14,190              $19,804             $15,109
   4/30/1998              $13,680              $20,003             $14,760
   5/31/1998              $13,493              $19,660             $14,706
   6/30/1998              $13,813              $20,458             $15,269
   7/31/1998              $13,310              $20,240             $14,497
   8/31/1998              $13,750              $17,317             $14,836
   9/30/1998              $14,447              $18,426             $16,010
  10/31/1998              $14,167              $19,924             $15,704
  11/30/1998              $14,307              $21,131             $15,936
  12/31/1998              $14,657              $22,348             $16,423
   1/31/1999              $13,876              $23,282             $15,705
   2/28/1999              $13,214              $22,558             $15,106
   3/31/1999              $12,986              $23,461             $14,867
   4/30/1999              $13,790              $24,369             $16,140
   5/31/1999              $14,420              $23,795             $17,159
   6/30/1999              $13,892              $25,114             $16,557
   7/31/1999              $13,675              $24,331             $16,354
   8/31/1999              $13,648              $24,211             $16,522
   9/30/1999              $13,137              $23,548             $15,727
  10/31/1999              $13,370              $25,037             $15,954
  11/30/1999              $12,575              $25,546             $14,770
  12/31/1999              $12,393              $27,050             $14,915
   1/31/2000              $13,101              $25,691             $16,534
   2/29/2000              $12,119              $25,205             $15,514
   3/31/2000              $12,543              $27,669             $16,030
   4/30/2000              $13,274              $26,837             $17,278
   5/31/2000              $13,450              $26,288             $18,034
   6/30/2000              $12,830              $26,936             $16,961
   7/31/2000              $13,362              $26,515             $18,163
   8/31/2000              $14,766              $28,161             $20,649
   9/30/2000              $16,244              $26,675             $22,545
  10/31/2000              $16,155              $26,562             $21,677
  11/30/2000              $16,737              $24,469             $21,428
  12/31/2000              $17,468              $24,589             $23,446
   1/31/2001              $15,673              $25,461             $21,167
   2/28/2001              $16,578              $23,141             $21,937
   3/31/2001              $16,789              $21,676             $21,789
   4/30/2001              $17,474              $23,359             $23,057
   5/31/2001              $17,565              $23,516             $22,322
   6/30/2001              $16,673              $22,944             $20,543
   7/31/2001              $16,075              $22,718             $19,596
   8/31/2001              $16,290              $21,297             $19,064
   9/30/2001              $15,513              $19,577             $16,856
  10/31/2001              $15,529              $19,951             $16,796
  11/30/2001              $15,374              $21,481             $15,894
  12/31/2001              $15,977              $21,669             $16,309
   1/31/2002              $15,780              $21,353             $15,370
   2/28/2002              $15,731              $20,941             $15,031
   3/31/2002              $16,609              $21,729             $16,860
   4/30/2002              $16,476              $20,412             $16,547
   5/31/2002              $16,078              $20,262             $15,078
   6/30/2002              $15,363              $18,819             $14,007
   7/31/2002              $14,019              $17,353             $12,049
   8/31/2002              $14,573              $17,466             $12,502
   9/30/2002              $13,512              $15,570             $10,887
  10/31/2002              $13,495              $16,939             $10,689
  11/30/2002              $13,784              $17,935             $10,971
  12/31/2002              $14,237              $16,882             $11,417
   1/31/2003              $13,652              $16,441             $11,068
   2/28/2003              $13,273              $16,193             $10,543
   3/31/2003              $13,735              $16,349             $11,060
   4/30/2003              $14,467              $17,696             $12,017
   5/31/2003              $15,741              $18,628             $13,270
   6/30/2003              $15,782              $18,866             $13,421
   7/31/2003              $15,059              $19,199             $12,545
   8/31/2003              $15,077              $19,572             $12,784
   9/30/2003              $15,644              $19,365             $13,354
  10/31/2003              $15,912              $20,460             $13,495
  11/30/2003              $16,090              $20,640             $13,509
  12/31/2003              $16,881              $21,721             $14,415
   1/31/2004              $17,169              $22,120             $14,721
   2/29/2004              $17,619              $22,427             $15,009
   3/31/2004              $17,744              $22,089             $15,159
   4/30/2004              $17,218              $21,743             $14,600
   5/31/2004              $17,381              $22,041             $14,735
   6/30/2004              $17,656              $22,469             $14,963
   7/31/2004              $17,839              $21,726             $15,209
   8/31/2004              $18,554              $21,813             $15,833
   9/30/2004              $18,736              $22,049             $15,970
  10/31/2004              $19,513              $22,386             $16,749
  11/30/2004              $20,049              $23,291             $17,455
  12/31/2004              $20,713              $24,083             $17,915
   1/31/2005              $20,882              $23,496             $18,281
   2/28/2005              $21,050              $23,991             $18,676
   3/31/2005              $21,097              $23,566             $18,887
   4/30/2005              $21,550              $23,120             $19,478
   5/31/2005              $21,927              $23,855             $19,509
   6/30/2005              $22,897              $23,889             $20,646
   7/31/2005              $23,239              $24,777             $21,109
   8/31/2005              $23,448              $24,551             $21,297
   9/30/2005              $24,011              $24,750             $22,146

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
CLASS R                                9/30/05
----------------------------------------------
1-Year                                 +27.35%
----------------------------------------------
3-Year                                 +21.33%
----------------------------------------------
Since Inception (1/1/02)               +11.45%
----------------------------------------------

CLASS R (1/1/02 - 9/30/05)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     FRANKLIN UTILITIES        S&P 500             S&P 500
    DATE               FUND CLASS - R         INDEX(7)       UTILITIES INDEX(7)
  ------------------------------------------------------------------------------
    1/1/2002              $10,000              $10,000             $10,000
   1/31/2002              $ 9,796              $ 9,854             $ 9,424
   2/28/2002              $ 9,766              $ 9,664             $ 9,216
   3/31/2002              $10,303              $10,028             $10,338
   4/30/2002              $10,231              $ 9,420             $10,146
   5/31/2002              $ 9,984              $ 9,351             $ 9,245
   6/30/2002              $ 9,542              $ 8,685             $ 8,589
   7/31/2002              $ 8,719              $ 8,008             $ 7,388
   8/31/2002              $ 9,052              $ 8,061             $ 7,666
   9/30/2002              $ 8,399              $ 7,185             $ 6,675
  10/31/2002              $ 8,399              $ 7,817             $ 6,554
  11/30/2002              $ 8,568              $ 8,277             $ 6,727
  12/31/2002              $ 8,852              $ 7,791             $ 7,001
   1/31/2003              $ 8,488              $ 7,587             $ 6,786
   2/28/2003              $ 8,253              $ 7,473             $ 6,465
   3/31/2003              $ 8,546              $ 7,545             $ 6,781
   4/30/2003              $ 9,002              $ 8,167             $ 7,368
   5/31/2003              $ 9,793              $ 8,596             $ 8,137
   6/30/2003              $ 9,819              $ 8,706             $ 8,229
   7/31/2003              $ 9,369              $ 8,860             $ 7,692
   8/31/2003              $ 9,381              $ 9,032             $ 7,839
   9/30/2003              $ 9,739              $ 8,937             $ 8,188
  10/31/2003              $ 9,916              $ 9,442             $ 8,275
  11/30/2003              $10,016              $ 9,525             $ 8,283
  12/31/2003              $10,523              $10,024             $ 8,839
   1/31/2004              $10,691              $10,208             $ 9,026
   2/29/2004              $10,972              $10,350             $ 9,203
   3/31/2004              $11,053              $10,194             $ 9,295
   4/30/2004              $10,725              $10,034             $ 8,952
   5/31/2004              $10,837              $10,171             $ 9,035
   6/30/2004              $11,012              $10,369             $ 9,175
   7/31/2004              $11,126              $10,026             $ 9,326
   8/31/2004              $11,571              $10,066             $ 9,708
   9/30/2004              $11,690              $10,175             $ 9,792
  10/31/2004              $12,173              $10,331             $10,270
  11/30/2004              $12,508              $10,749             $10,703
  12/31/2004              $12,922              $11,114             $10,985
   1/31/2005              $13,027              $10,843             $11,209
   2/28/2005              $13,132              $11,071             $11,451
   3/31/2005              $13,163              $10,876             $11,581
   4/30/2005              $13,457              $10,669             $11,943
   5/31/2005              $13,692              $11,009             $11,962
   6/30/2005              $14,300              $11,024             $12,659
   7/31/2005              $14,513              $11,434             $12,943
   8/31/2005              $14,644              $11,330             $13,058
   9/30/2005              $15,003              $11,422             $13,579


                                                              Annual Report | 59

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
ADVISORY CLASS(6)                     9/30/05
---------------------------------------------
1-Year                                +29.00%
---------------------------------------------
5-Year                                 +8.84%
---------------------------------------------
10-Year                                +9.97%
---------------------------------------------

ADVISOR CLASS (10/1/95 - 9/30/05)(6)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     FRANKLIN UTILITIES
                       FUND - ADVISOR          S&P 500             S&P 500
     DATE                  CLASS               INDEX(7)       UTILITIES INDEX(7)
  ------------------------------------------------------------------------------
   10/1/1995              $10,000              $10,000             $10,000
  10/31/1995              $10,205              $ 9,964             $10,146
  11/30/1995              $10,369              $10,401             $10,259
  12/31/1995              $10,874              $10,602             $10,856
   1/31/1996              $11,052              $10,962             $11,068
   2/29/1996              $10,769              $11,064             $10,726
   3/31/1996              $10,759              $11,170             $10,644
   4/30/1996              $10,399              $11,335             $10,428
   5/31/1996              $10,516              $11,627             $10,585
   6/30/1996              $11,076              $11,671             $11,165
   7/31/1996              $10,464              $11,156             $10,451
   8/31/1996              $10,614              $11,391             $10,685
   9/30/1996              $10,594              $12,032             $10,781
  10/31/1996              $10,943              $12,364             $11,320
  11/30/1996              $11,095              $13,297             $11,549
  12/31/1996              $11,095              $13,034             $11,473
   1/31/1997              $11,246              $13,848             $11,533
   2/28/1997              $11,340              $13,957             $11,450
   3/31/1997              $11,026              $13,384             $11,080
   4/30/1997              $10,943              $14,183             $10,892
   5/31/1997              $11,285              $15,045             $11,375
   6/30/1997              $11,660              $15,719             $11,718
   7/31/1997              $11,936              $16,969             $11,974
   8/31/1997              $11,660              $16,019             $11,749
   9/30/1997              $12,162              $16,896             $12,248
  10/31/1997              $12,210              $16,332             $12,364
  11/30/1997              $13,022              $17,088             $13,294
  12/31/1997              $13,993              $17,381             $14,302
   1/31/1998              $13,452              $17,573             $13,721
   2/28/1998              $13,666              $18,840             $14,186
   3/31/1998              $14,524              $19,804             $15,109
   4/30/1998              $14,015              $20,003             $14,760
   5/31/1998              $13,824              $19,660             $14,706
   6/30/1998              $14,162              $20,458             $15,269
   7/31/1998              $13,647              $20,240             $14,497
   8/31/1998              $14,098              $17,317             $14,836
   9/30/1998              $14,861              $18,426             $16,010
  10/31/1998              $14,587              $19,924             $15,704
  11/30/1998              $14,743              $21,131             $15,936
  12/31/1998              $15,099              $22,348             $16,423
   1/31/1999              $14,310              $23,282             $15,705
   2/28/1999              $13,630              $22,558             $15,106
   3/31/1999              $13,403              $23,461             $14,867
   4/30/1999              $14,244              $24,369             $16,140
   5/31/1999              $14,891              $23,795             $17,159
   6/30/1999              $14,370              $25,114             $16,557
   7/31/1999              $14,146              $24,331             $16,354
   8/31/1999              $14,132              $24,211             $16,522
   9/30/1999              $13,601              $23,548             $15,727
  10/31/1999              $13,856              $25,037             $15,954
  11/30/1999              $13,035              $25,546             $14,770
  12/31/1999              $12,870              $27,050             $14,915
   1/31/2000              $13,602              $25,691             $16,534
   2/29/2000              $12,587              $25,205             $15,514
   3/31/2000              $13,034              $27,669             $16,030
   4/30/2000              $13,806              $26,837             $17,278
   5/31/2000              $13,988              $26,288             $18,034
   6/30/2000              $13,350              $26,936             $16,961
   7/31/2000              $13,918              $26,515             $18,163
   8/31/2000              $15,389              $28,161             $20,649
   9/30/2000              $16,932              $26,675             $22,545
  10/31/2000              $16,855              $26,562             $21,677
  11/30/2000              $17,475              $24,469             $21,428
  12/31/2000              $18,233              $24,589             $23,446
   1/31/2001              $16,366              $25,461             $21,167
   2/28/2001              $17,323              $23,141             $21,937
   3/31/2001              $17,553              $21,676             $21,789
   4/30/2001              $18,283              $23,359             $23,057
   5/31/2001              $18,394              $23,516             $22,322
   6/30/2001              $17,460              $22,944             $20,543
   7/31/2001              $16,851              $22,718             $19,596
   8/31/2001              $17,076              $21,297             $19,064
   9/30/2001              $16,274              $19,577             $16,856
  10/31/2001              $16,290              $19,951             $16,796
  11/30/2001              $16,145              $21,481             $15,894
  12/31/2001              $16,786              $21,669             $16,309
   1/31/2002              $16,579              $21,353             $15,370
   2/28/2002              $16,545              $20,941             $15,031
   3/31/2002              $17,475              $21,729             $16,860
   4/30/2002              $17,353              $20,412             $16,547
   5/31/2002              $16,953              $20,262             $15,078
   6/30/2002              $16,191              $18,819             $14,007
   7/31/2002              $14,781              $17,353             $12,049
   8/31/2002              $15,380              $17,466             $12,502
   9/30/2002              $14,269              $15,570             $10,887
  10/31/2002              $14,269              $16,939             $10,689
  11/30/2002              $14,573              $17,935             $10,971
  12/31/2002              $15,054              $16,882             $11,417
   1/31/2003              $14,438              $16,441             $11,068
   2/28/2003              $14,039              $16,193             $10,543
   3/31/2003              $14,543              $16,349             $11,060
   4/30/2003              $15,334              $17,696             $12,017
   5/31/2003              $16,694              $18,628             $13,270
   6/30/2003              $16,756              $18,866             $13,421
   7/31/2003              $15,993              $19,199             $12,545
   8/31/2003              $16,012              $19,572             $12,784
   9/30/2003              $16,639              $19,365             $13,354
  10/31/2003              $16,921              $20,460             $13,495
  11/30/2003              $17,109              $20,640             $13,509
  12/31/2003              $17,973              $21,721             $14,415
   1/31/2004              $18,278              $22,120             $14,721
   2/29/2004              $18,773              $22,427             $15,009
   3/31/2004              $18,914              $22,089             $15,159
   4/30/2004              $18,356              $21,743             $14,600
   5/31/2004              $18,548              $22,041             $14,735
   6/30/2004              $18,849              $22,469             $14,963
   7/31/2004              $19,063              $21,726             $15,209
   8/31/2004              $19,821              $21,813             $15,833
   9/30/2004              $20,046              $22,049             $15,970
  10/31/2004              $20,871              $22,386             $16,749
  11/30/2004              $21,461              $23,291             $17,455
  12/31/2004              $22,177              $24,083             $17,915
   1/31/2005              $22,376              $23,496             $18,281
   2/28/2005              $22,575              $23,991             $18,676
   3/31/2005              $22,625              $23,566             $18,887
   4/30/2005              $23,147              $23,120             $19,478
   5/31/2005              $23,550              $23,855             $19,509
   6/30/2005              $24,613              $23,889             $20,646
   7/31/2005              $24,999              $24,777             $21,109
   8/31/2005              $25,223              $24,551             $21,297
   9/30/2005              $25,860              $24,750             $22,146

ENDNOTES

IN ADDITION TO OTHER FACTORS, SECURITIES ISSUED BY UTILITY COMPANIES ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS. WHEN INTEREST RATES FALL, UTILITY SECURITIES PRICES TEND TO RISE; WHEN INTEREST RATES RISE, THEIR PRICES GENERALLY FALL. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Distribution rate is based on an annualization of the respective class's current quarterly dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/05.

(5) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/05.

(6) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +133.08% and +10.16%.

(7) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The S&P 500 Utilities Index is a market capitalization-weighted index consisting of all utility stocks in the S&P 500 Index.


60 | Annual Report

YOUR FUND'S EXPENSES

FRANKLIN UTILITIES FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 61

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                        VALUE 3/31/05          VALUE 9/30/05   PERIOD* 3/31/05-9/30/05
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,142.00                $4.13
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,021.21                $3.90
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,137.90                $6.81
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,018.70                $6.43
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,138.20                $6.81
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,018.70                $6.43
-------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,138.80                $6.01
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,019.45                $5.67
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,143.00                $3.33
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,021.96                $3.14
-------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.77%; B: 1.27%; C: 1.27%; R: 1.12%; and Advisor: 0.62%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


62 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN DYNATECH FUND

                                                           -----------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS A                                                        2005           2004           2003           2002           2001
                                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................     $  22.01       $  20.17       $  15.37       $  18.76       $  28.60
                                                           -----------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a) .....................        (0.01)         (0.09)         (0.06)          0.03           0.44

 Net realized and unrealized gains (losses) ..........         2.98           1.93           4.86          (3.11)         (9.70)
                                                           -----------------------------------------------------------------------
Total from investment operations .....................         2.97           1.84           4.80          (3.08)         (9.26)
                                                           -----------------------------------------------------------------------
Less distributions from:

 Net investment income ...............................           --             --             --          (0.29)         (0.58)

 Tax return of capital ...............................           --             --             --          (0.02)            --
                                                           -----------------------------------------------------------------------
Total distributions ..................................           --             --             --          (0.31)         (0.58)
                                                           -----------------------------------------------------------------------
Redemption fees ......................................           --(c)          --(c)          --             --             --
                                                           -----------------------------------------------------------------------
Net asset value, end of year .........................     $  24.98       $  22.01       $  20.17       $  15.37       $  18.76
                                                           =======================================================================

Total return(b) ......................................        13.49%          9.12%         31.23%        (16.83)%       (32.86)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $628,732       $640,120       $558,687       $413,309       $530,074

Ratios to average net assets:

 Expenses ............................................         1.00%          0.97%          1.04%          1.00%          0.95%

 Net investment income (loss) ........................        (0.02)%        (0.41)%        (0.40)%         0.13%          1.93%

Portfolio turnover rate ..............................        17.26%         14.93%         13.68%          8.11%          4.07%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 63

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN DYNATECH FUND (CONTINUED)

                                                           -----------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS B                                                        2005           2004           2003           2002           2001
                                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................     $  21.43       $  19.79       $  15.20       $  18.57       $  28.45
                                                           -----------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)(a)......................        (0.18)         (0.25)         (0.25)         (0.12)          0.25

 Net realized and unrealized gains (losses) ..........         2.90           1.89           4.84          (3.08)         (9.62)
                                                           -----------------------------------------------------------------------
Total from investment operations .....................         2.72           1.64           4.59          (3.20)         (9.37)
                                                           -----------------------------------------------------------------------
Less distributions from:

 Net investment income ...............................           --             --             --          (0.16)         (0.51)

 Tax return of capital ...............................           --             --             --          (0.01)            --
                                                           -----------------------------------------------------------------------
Total distributions ..................................           --             --             --          (0.17)         (0.51)
                                                           -----------------------------------------------------------------------
Redemption fees ......................................           --(c)          --(c)            --           --               --
                                                           -----------------------------------------------------------------------
Net asset value, end of year .........................     $  24.15       $  21.43       $  19.79       $  15.20       $  18.57
                                                           =======================================================================

Total return(b) ......................................        12.69%          8.29%         30.20%        (17.51)%       (33.37)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $ 19,497       $ 18,824       $ 10,406       $  5,066       $  5,473

Ratios to average net assets:

 Expenses ............................................         1.74%          1.72%          1.79%          1.75%          1.70%

 Net investment income (loss) ........................        (0.76)%        (1.16)%        (1.15)%         (.62)%         1.13%

Portfolio turnover rate ..............................        17.26%         14.93%         13.68%          8.11%          4.07%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


64 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN DYNATECH FUND (CONTINUED)

                                                           -----------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS C                                                        2005           2004           2003           2002           2001
                                                           -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year) ........

Net asset value, beginning of year ...................     $  21.21       $  19.59       $  15.04       $  18.34       $  27.95
                                                           -----------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a)......................        (0.17)         (0.25)         (0.25)         (0.11)          0.27

 Net realized and unrealized gains (losses) ..........         2.86           1.87           4.80          (3.05)         (9.50)
                                                           -----------------------------------------------------------------------
Total from investment operations .....................         2.69           1.62           4.55          (3.16)         (9.23)
                                                           -----------------------------------------------------------------------

Less distributions from:

 Net investment income ...............................           --             --             --          (0.13)         (0.38)

 Tax return of capital ...............................           --             --             --          (0.01)            --
                                                           -----------------------------------------------------------------------
Total distributions ..................................           --             --             --          (0.14)         (0.38)
                                                           -----------------------------------------------------------------------
Redemption fees ......................................           --(c)          --(c)          --             --             --
                                                           -----------------------------------------------------------------------
Net asset value, end of year .........................     $  23.90       $  21.21       $  19.59       $  15.04       $  18.34
                                                           =======================================================================

Total return(b) ......................................        12.68%          8.27%         30.25%        (17.48)%       (33.36)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $ 73,587       $ 75,642       $ 66,952       $ 51,809       $ 77,204

Ratios to average net assets:

 Expenses ............................................         1.74%          1.72%          1.79%          1.74%          1.70%

 Net investment income (loss) ........................        (0.76)%        (1.16)%        (1.15)%        (0.61)%         1.19%

Portfolio turnover rate ..............................        17.26%         14.93%         13.68%          8.11%          4.07%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 65

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                                    COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 99.6%
    AEROSPACE & DEFENSE 0.5%
    Rockwell Collins Inc. ............................................     United States           75,000       $    3,624,000
                                                                                                                --------------
    AIR FREIGHT/COURIERS 2.7%
    C.H. Robinson Worldwide Inc. .....................................     United States          150,000            9,618,000
    United Parcel Service Inc., B ....................................     United States          140,000            9,678,200
                                                                                                                --------------
                                                                                                                    19,296,200
                                                                                                                --------------

    BIOTECHNOLOGY 10.8%
(a) Amgen Inc. .......................................................     United States          300,000           23,901,000
(a) Biogen Idec Inc. .................................................     United States          100,000            3,948,000
(a) Charles River Laboratories International Inc. ....................     United States          140,000            6,106,800
(a) Genentech Inc.  ..................................................     United States          300,000           25,263,000
(a) Gilead Sciences Inc. .............................................     United States          150,000            7,314,000
(a) Invitrogen Corp. .................................................     United States          150,000           11,284,500
                                                                                                                --------------
                                                                                                                    77,817,300
                                                                                                                --------------

    BROADCASTING 0.1%
(a) XM Satellite Radio Holdings Inc., A ..............................     United States           25,000              897,750
                                                                                                                --------------

    CABLE/SATELLITE TELEVISION 1.1%
(a) Comcast Corp., A .................................................     United States          175,000            5,036,500
    Liberty Global Inc. ..............................................     United States           15,000              406,200
(a) Liberty Global Inc., C ...........................................     United States           15,000              386,250
(a) Liberty Media Corp., A ...........................................     United States          300,000            2,415,000
                                                                                                                --------------
                                                                                                                     8,243,950
                                                                                                                --------------

    CASINOS/GAMING 0.7%
    International Game Technology ....................................     United States          200,000            5,400,000
                                                                                                                --------------

    CHEMICALS: SPECIALTY 1.1%
    Sigma-Aldrich Corp. ..............................................     United States          125,000            8,007,500
                                                                                                                --------------

    COMPUTER COMMUNICATIONS 1.2%
(a) Cisco Systems Inc. ...............................................     United States          500,000            8,965,000
                                                                                                                --------------

    COMPUTER PROCESSING HARDWARE 3.9%
(a) Apple Computer Inc. ..............................................     United States          150,000            8,041,500
(a) Dell Inc. ........................................................     United States          250,000            8,550,000
    Hewlett-Packard Co. ..............................................     United States          400,000           11,680,000
                                                                                                                --------------
                                                                                                                    28,271,500
                                                                                                                --------------

    DATA PROCESSING SERVICES 2.8%
    First Data Corp. .................................................     United States          225,000            9,000,000
    Paychex Inc. .....................................................     United States          300,000           11,124,000
                                                                                                                --------------
                                                                                                                    20,124,000
                                                                                                                --------------

    ELECTRONIC EQUIPMENT/INSTRUMENTS 3.6%
(a) Agilent Technologies Inc. ........................................     United States          300,000            9,825,000
(a) Dolby Laboratories Inc., A .......................................     United States          100,000            1,600,000
    Rockwell Automation Inc. .........................................     United States          277,500           14,679,750
                                                                                                                --------------
                                                                                                                    26,104,750
                                                                                                                --------------


66 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN DYNATECH FUND                                                COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        ELECTRONIC PRODUCTION EQUIPMENT 3.6%
        Applied Materials Inc. ........................................... United States          450,000       $    7,632,000
        KLA-Tencor Corp. ................................................. United States          200,000            9,752,000
    (a) Lam Research Corp. ............................................... United States          150,000            4,570,500
    (a) Varian Semiconductor Equipment Associates Inc. ................... United States          100,000            4,237,000
                                                                                                                --------------
                                                                                                                    26,191,500
                                                                                                                --------------

        ELECTRONICS/APPLIANCE STORES 1.1%
        Best Buy Co. Inc. ................................................ United States          187,500            8,161,875
                                                                                                                --------------

        FINANCIAL CONGLOMERATES 0.3%
        Citigroup Inc. ................................................... United States           50,000            2,276,000
                                                                                                                --------------

        FINANCIAL PUBLISHING/SERVICES 1.7%
        Moody's Corp. .................................................... United States          240,000           12,259,200
                                                                                                                --------------

        HOSPITAL/NURSING MANAGEMENT 1.1%
    (a) United Surgical Partners International Inc. ...................... United States          200,000            7,822,000
                                                                                                                --------------

        INFORMATION TECHNOLOGY SERVICES 1.8%
    (a) Cognizant Technology Solutions Corp., A .......................... United States          150,000            6,988,500
        Infosys Technologies Ltd., ADR ...................................     India               80,000            5,942,400
                                                                                                                --------------
                                                                                                                    12,930,900
                                                                                                                --------------

        INSURANCE BROKERS/SERVICES 0.6%
    (a) ChoicePoint Inc. ................................................. United States          100,000            4,317,000
                                                                                                                --------------

        INTERNET SOFTWARE/SERVICES 6.2%
    (a) Google Inc., A ................................................... United States           71,600           22,658,536
    (b) VistaPrint Ltd. ..................................................    Bermuda             112,800            1,720,200
    (a) Yahoo! Inc. ...................................................... United States          600,000           20,304,000
                                                                                                                --------------
                                                                                                                    44,682,736
                                                                                                                --------------

        INVESTMENT BANKS/BROKERS 0.5%
(a),(c) Archipelago Holdings Inc. ........................................ United States          100,000            3,985,000
                                                                                                                --------------

        MAJOR PHARMACEUTICALS 2.4%
        Johnson & Johnson ................................................ United States          150,000            9,492,000
        Pfizer Inc. ...................................................... United States          300,000            7,491,000
                                                                                                                --------------
                                                                                                                    16,983,000
                                                                                                                --------------

        MANAGED HEALTH CARE 4.7%
    (a) Caremark Rx Inc. ................................................. United States          225,000           11,234,250
        UnitedHealth Group Inc. .......................................... United States          400,000           22,480,000
                                                                                                                --------------
                                                                                                                    33,714,250
                                                                                                                --------------

        MEDIA CONGLOMERATES 1.1%
    (a) Discovery Holding Co., A ......................................... United States           30,000              433,200
        News Corp. Ltd., B ............................................... United States          300,000            4,950,000
        Time Warner Inc. ................................................. United States          150,000            2,716,500
                                                                                                                --------------
                                                                                                                      8099,700
                                                                                                                --------------


                                                              Annual Report | 67

FRANKLIN CUSTODIAN FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN DYNATECH FUND                                                    COUNTRY                  SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MEDICAL SPECIALTIES 9.8%
    Alcon Inc. ...........................................................      Switzerland           150,000       $   19,182,000
    Medtronic Inc. .......................................................     United States          275,000           14,745,500
    Stryker Corp. ........................................................     United States          280,000           13,840,400
(a) Varian Medical Systems Inc. ..........................................     United States          125,000            4,938,750
(a) Waters Corp. .........................................................     United States          200,000            8,320,000
(a) Zimmer Holdings Inc. .................................................     United States          140,000            9,644,600
                                                                                                                    --------------
                                                                                                                        70,671,250
                                                                                                                    --------------

    MEDICAL/NURSING SERVICES 1.1%
(a) VCA Antech Inc. ......................................................     United States          300,000            7,656,000
                                                                                                                    --------------

    MOVIES/ENTERTAINMENT 1.2%
(a) Pixar ................................................................     United States          190,000            8,456,900
                                                                                                                    --------------

    OILFIELD SERVICES/EQUIPMENT 2.3%
(a) FMC Technologies Inc. ................................................     United States           25,000            1,052,750
(a) National-Oilwell Varco Inc. ..........................................     United States           40,000            2,632,000
    Schlumberger Ltd. ....................................................     United States          150,000           12,657,000
                                                                                                                    --------------
                                                                                                                        16,341,750
                                                                                                                    --------------

    OTHER CONSUMER SERVICES 1.1%
(a) eBay Inc. ............................................................     United States          200,000            8,240,000
                                                                                                                    --------------

    OTHER PHARMACEUTICALS 1.4%
    Teva Pharmaceutical Industries Ltd., ADR .............................         Israel             300,000           10,026,000
                                                                                                                    --------------

    PACKAGED SOFTWARE 9.0%
    Adobe Systems Inc. ...................................................     United States          475,000           14,178,750
    Autodesk Inc. ........................................................     United States          300,000           13,932,000
    Microsoft Corp. ......................................................     United States          950,000           24,443,500
(a) NAVTEQ Corp. .........................................................     United States          200,000            9,990,000
    SAP AG, ADR ..........................................................        Germany              50,000            2,166,500
                                                                                                                    --------------
                                                                                                                        64,710,750
                                                                                                                    --------------

    RECREATIONAL PRODUCTS 2.0%
(a) Electronic Arts Inc. .................................................     United States          250,000           14,222,500
                                                                                                                    --------------

    SAVINGS BANKS 0.8%
    Golden West Financial Corp. ..........................................     United States          100,000            5,939,000
                                                                                                                    --------------

    SEMICONDUCTORS 11.3%
    Analog Devices Inc. ..................................................     United States          310,000           11,513,400
    Intel Corp. ..........................................................     United States        1,150,000           28,347,500
(a) International Rectifier Corp. ........................................     United States          180,000            8,114,400
    Linear Technology Corp. ..............................................     United States          400,000           15,036,000
(a) Marvell Technology Group Ltd. ........................................        Bermuda             110,000            5,072,100
    Microchip Technology Inc. ............................................     United States          150,000            4,518,000
    Xilinx Inc. ..........................................................     United States          320,000            8,912,000
                                                                                                                    --------------
                                                                                                                        81,513,400
                                                                                                                    --------------


68 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN DYNATECH FUND                                                COUNTRY              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        SERVICES TO THE HEALTH INDUSTRY 1.5%
    (a) Pharmaceutical Product Development Inc. ......................     United States          175,000       $   10,064,250
    (b) WebMD Health Corp., A ........................................     United States           33,200              818,347
                                                                                                                --------------
                                                                                                                    10,882,597
                                                                                                                --------------

        TELECOMMUNICATIONS EQUIPMENT 4.5%
    (a) Corning Inc. .................................................     United States          150,000            2,899,500
        Motorola Inc. ................................................     United States          680,750           15,037,768
        Nokia Corp., ADR .............................................        Finland             315,000            5,326,650
        QUALCOMM Inc. ................................................     United States          200,000            8,950,000
                                                                                                                --------------
                                                                                                                    32,213,918
                                                                                                                --------------
        TOTAL COMMON STOCKS (COST $446,591,251) ......................                                             719,049,176
                                                                                                                --------------

        SHORT TERM INVESTMENTS 1.4%
        MONEY FUND (COST $5,713,444) 0.8%
    (d) Franklin Institutional Fiduciary Trust Money Market
          Portfolio ..................................................     United States        5,713,444            5,713,444
                                                                                                                --------------

                                                                                             ----------------
                                                                                             PRINCIPAL AMOUNT
                                                                                             ----------------
        REPURCHASE AGREEMENTS 0.6%
(e),(f) Banc of America Securities LLC, 3.92%, 10/03/05 (Maturity
          Value $400,175) Collateralized by U.S. Government
          Agency Securities,5.00%, 7/01/35 ...........................     United States       $  400,044              400,044
(e),(f) Barclays Capital Inc., 3.90%, 10/03/05 (Maturity Value
          $525,228) Collateralized by U.S. Agency Securities,
          5.00%, 6/01/35 .............................................     United States          525,057              525,057
(e),(f) Bear Stearns & Co. Inc., 3.85%, 10/03/05 (Maturity Value
          472,201) Collateralized by U.S. Treasury Agency Securities,
          2.00% - 8.25%, 3/22/06 - 8/25/05 ...........................     United States          472,050              472,050
(e),(f) Citigroup Global Markets Inc., 3.81%, 10/03/05 (Maturity Value
          $500,213) Collateralized by U.S. Government Agency
          Securities, 0.00% - 13.25%, 10/5/05 - 4/15/32 ..............     United States          500,053              500,053
(e),(f) Deutsche Bank Securities Inc., 3.83%, 10/03/05 (Maturity Value
          $500,213) Collateralized by U.S. Government Agency
          Securities, 2.75% - 5.55%, 12/01/06 - 9/01/20 ..............     United States          500,053              500,053
(e),(f) JP Morgan Securities, 3.83%, 10/03/05 (Maturity Value
          $562,239) Collateralized by U.S. Agency Securities,
          5.00% - 6.00%, 3/01/34 - 4/01/35 ...........................     United States          562,060              562,060
(e),(f) JP Morgan Securities, 3.90%, 10/03/05 (Maturity Value
          $600,260) Collateralized by U.S. Government Agency
          Securities, 0.00% - 8.875%, 12/15/05 - 2/22/28 .............     United States          600,065              600,065
(e),(f) Morgan Stanley & Co. Inc., 3.91%, 10/03/05 (Maturity Value
          $541,235) Collateralized by U.S. Agency Securities,
          5.00%, 9/01/33 - 7/01/35 ...................................     United States          541,059              541,059
                                                                                                                --------------
        TOTAL REPURCHASE AGREEMENTS (COST $4,100,441) ................                                               4,100,441
                                                                                                                --------------

        TOTAL INVESTMENTS (COST $456,405,136) 101.0% .................                                             728,863,061
        OTHER ASSETS, LESS LIABILITIES (1.0)% ........................                                              (7,047,094)
                                                                                                                --------------
        NET ASSETS 100.0% ............................................                                          $  721,815,967
                                                                                                                ==============

See Selected Portfolio Abbreviations on page 109.

(a)   Non-income producing.

(b) See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.

(c) A portion or all of the security is on loan as of September 30, 2005. See Note 1(f).

(d) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

(e)   See Note 1(c) regarding repurchase agreements.

(f) Investments from cash collateral received for loaned securities. See Note 1(f).


                         Annual Report | See notes to financial statements. | 69

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN GROWTH FUND

                                                       -------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS A                                                       2005            2004           2003           2002           2001
                                                       -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the year)

Net asset value, beginning of year ................    $     30.58     $     26.87    $     22.02    $     27.81    $     36.91
                                                       -------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .........................           0.13            0.06           0.08           0.07           0.23

 Net realized and unrealized gains (losses) .......           4.20            3.68           4.81          (5.65)         (7.26)
                                                       -------------------------------------------------------------------------
Total from investment operations ..................           4.33            3.74           4.89          (5.58)         (7.03)
                                                       -------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................          (0.08)          (0.03)         (0.04)         (0.16)         (0.40)

 Net realized gains ...............................             --              --             --          (0.05)         (1.67)
                                                       -------------------------------------------------------------------------
Total distributions ...............................          (0.08)          (0.03)         (0.04)         (0.21)         (2.07)
                                                       -------------------------------------------------------------------------
Redemption fees ...................................             --(c)           --(c)          --             --             --
                                                       -------------------------------------------------------------------------
Net asset value, end of year ......................    $     34.83     $     30.58    $     26.87    $     22.02    $     27.81
                                                       =========================================================================

Total return(b)....................................          14.17%          13.92%         22.27%        (20.35)%       (20.12)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................    $ 1,567,675     $ 1,531,871    $ 1,433,742    $ 1,249,745    $ 1,657,387

Ratios to average net assets:

 Expenses .........................................           0.94%           0.98%          1.06%          0.96%          0.91%

 Net investment income ............................           0.40%           0.20%          0.31%          0.24%          0.69%

Portfolio turnover rate ...........................           1.16%           1.56%          5.12%          2.16%          0.29%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


70 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN GROWTH FUND (CONTINUED)

                                                       -------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS B                                                       2005            2004           2003           2002           2001
                                                       -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................    $     29.77        $  26.32     $    21.70       $  27.46    $     36.54
                                                       -------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) ..................          (0.11)          (0.16)         (0.11)         (0.14)         (0.03)

 Net realized and unrealized gains (losses) .......           4.07            3.61           4.73          (5.57)         (7.18)
                                                       -------------------------------------------------------------------------
Total from investment operations ..................           3.96            3.45           4.62          (5.71)         (7.21)
                                                       -------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................             --              --             --             --          (0.20)

 Net realized gains ...............................             --              --             --          (0.05)         (1.67)
                                                       -------------------------------------------------------------------------
Total distributions ...............................             --              --             --          (0.05)         (1.87)
                                                       -------------------------------------------------------------------------
Redemption fees ...................................             --(c)           --(c)          --             --             --
                                                       -------------------------------------------------------------------------
Net asset value, end of year ......................    $     33.73     $     29.77    $     26.32    $     21.70    $     27.46
                                                       =========================================================================

Total return(b) ...................................          13.30%          13.11%         21.29%        (20.90)%       (20.74)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................    $   123,926     $   121,986    $   103,499    $    75,141    $    66,095

Ratios to average net assets:

 Expenses .........................................           1.69%           1.73%          1.81%          1.71%          1.66%

 Net investment income (loss) .....................          (0.35)%         (0.55)%        (0.44)%        (0.51)%        (0.10)%

Portfolio turnover rate ...........................           1.16%           1.56%          5.12%          2.16%          0.29%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 71

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN GROWTH FUND (CONTINUED)

                                                       -------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
CLASS C                                                       2005            2004           2003           2002           2001
                                                       -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................    $     29.51     $     26.09    $     21.51    $     27.24    $     36.19
                                                       -------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) ..................          (0.11)          (0.16)         (0.11)         (0.14)         (0.02)

 Net realized and unrealized gains (losses) .......           4.03            3.58           4.69          (5.54)         (7.13)
                                                       -------------------------------------------------------------------------
Total from investment operations ..................           3.92            3.42           4.58          (5.68)         (7.15)
                                                       -------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................             --              --             --             --          (0.13)

 Net realized gains ...............................             --              --             --          (0.05)         (1.67)
                                                       -------------------------------------------------------------------------
Total distributions ...............................             --              --             --          (0.05)         (1.80)
                                                       -------------------------------------------------------------------------
Redemption fees ...................................             --(c)           --(c)          --             --             --
                                                       -------------------------------------------------------------------------
Net asset value, end of year ......................    $     33.43     $     29.51    $     26.09    $     21.51    $     27.24
                                                       =========================================================================

Total return(b)....................................          13.32%          13.11%         21.29%        (20.92)%       (20.72)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................    $   270,538     $   270,131    $   259,169    $   232,307    $   310,650

Ratios to average net assets:

 Expenses .........................................           1.69%           1.73%          1.82%          1.70%          1.66%

 Net investment income (loss) .....................          (0.35)%         (0.55)%        (0.45)%        (0.51)%        (0.06)%

Portfolio turnover rate ...........................           1.16%           1.56%          5.12%          2.16%          0.29%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


72 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN GROWTH FUND (CONTINUED)

                                                                      -------------------------------------------------------------
                                                                                        YEAR ENDED SEPTEMBER 30,
CLASS R                                                                       2005           2004           2003        2002(d)
                                                                      -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............................    $      30.39    $     26.74    $     21.98    $     31.59
                                                                      -------------------------------------------------------------
Income from investment operations:

 Net investment income (loss)(a) .................................            0.05          (0.02)            --             --

 Net realized and unrealized gains (losses) ......................            4.16           3.67           4.81          (9.61)
                                                                      -------------------------------------------------------------
Total from investment operations .................................            4.21           3.65           4.81          (9.61)
                                                                      -------------------------------------------------------------
Less distributions from net investment income ....................           (0.01)            --          (0.05)            --
                                                                      -------------------------------------------------------------
Redemption fees ..................................................              --(c)          --(c)          --             --
                                                                      -------------------------------------------------------------
Net asset value, end of year .....................................    $      34.59    $     30.39    $     26.74    $     21.98
                                                                      =============================================================

Total return(b) ..................................................           13.87%         13.65%         21.92%        (30.42)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................    $     27,818    $    20,060    $    14,755    $     2,788

Ratios to average net assets:

 Expenses ........................................................            1.19%          1.23%          1.31%          1.21%(e)

 Net investment income (loss) ....................................            0.15%         (0.05)%         0.06%          0.02%(e)

Portfolio turnover rate ..........................................            1.16%          1.56%          5.12%          2.16%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period January 1, 2002 (effective date) to September 30, 2002.

(e)   Annualized.


                         Annual Report | See notes to financial statements. | 73

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN GROWTH FUND (CONTINUED)

                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                 2005            2004           2003           2002           2001
                                                       --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................    $     30.63    $      26.91    $     22.06    $     27.86    $     36.99
                                                       --------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .........................           0.21            0.14           0.14           0.14           0.31

 Net realized and unrealized gains (losses) .......           4.21            3.67           4.82          (5.65)         (7.28)
                                                       --------------------------------------------------------------------------
Total from investment operations ..................           4.42            3.81           4.96          (5.51)         (6.97)
                                                       --------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................          (0.16)          (0.09)         (0.11)         (0.24)         (0.49)

 Net realized gains ...............................             --              --             --          (0.05)         (1.67)
                                                       --------------------------------------------------------------------------
Total distributions ...............................          (0.16)          (0.09)         (0.11)         (0.29)         (2.16)
                                                       --------------------------------------------------------------------------
Redemption fees ...................................             --(b)           --(b)          --             --             --
                                                       --------------------------------------------------------------------------
Net asset value, end of year ......................    $     34.89    $      30.63    $     26.91    $     22.06    $     27.86
                                                       ==========================================================================

Total return ......................................          14.45%          14.19%         22.58%        (20.14)%       (19.94)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................    $   221,752    $    133,332    $    41,216    $    27,431    $    32,498

Ratios to average net assets:

 Expenses .........................................           0.69%           0.73%          0.81%          0.71%          0.66%

 Net investment income ............................           0.65%           0.45%          0.56%          0.49%          0.94%

Portfolio turnover rate ...........................           1.16%           1.56%          5.12%          2.16%          0.29%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.


74 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GROWTH FUND                                                        COUNTRY         SHARES/WARRANTS        VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 100.3%
    COMMERCIAL SERVICES 2.6%
(a) Dun & Bradstreet Corp. .............................................     United States           122,000       $   8,036,140
    Equifax Inc. .......................................................     United States           400,000          13,976,000
    Moody's Corp. ......................................................     United States           488,000          24,927,040
    Robert Half International Inc. .....................................     United States           300,000          10,677,000
                                                                                                                   -------------
                                                                                                                      57,616,180
                                                                                                                   -------------

    CONSUMER DURABLES 1.0%
    Eastman Kodak Co. ..................................................     United States           500,000          12,165,000
    Harley-Davidson Inc. ...............................................     United States           200,000           9,688,000
                                                                                                                   -------------
                                                                                                                      21,853,000
                                                                                                                   -------------

    CONSUMER NON-DURABLES 2.8%
    International Flavors & Fragrances Inc. ............................     United States           100,000           3,564,000
    The Hershey Co. ....................................................     United States           516,400          29,078,484
    Tootsie Roll Industries Inc. .......................................     United States            22,487             713,962
    V.F. Corp. .........................................................     United States           500,000          28,985,000
                                                                                                                   -------------
                                                                                                                      62,341,446
                                                                                                                   -------------

    CONSUMER SERVICES 5.0%
    Carnival Corp. .....................................................     United States           500,000          24,990,000
    Clear Channel Communications Inc. ..................................     United States           500,000          16,445,000
(a) Expedia Inc. .......................................................     United States           300,100           5,944,981
    Fairmont Hotels & Resorts Inc. .....................................        Canada               125,000           4,177,500
    Time Warner Inc. ...................................................     United States         1,350,000          24,448,500
    Viacom Inc., A .....................................................     United States           200,000           6,644,000
    Viacom Inc., B .....................................................     United States           100,000           3,301,000
    The Walt Disney Co. ................................................     United States         1,000,000          24,130,000
                                                                                                                   -------------
                                                                                                                     110,080,981
                                                                                                                   -------------

    DISTRIBUTION SERVICES 3.1%
    Cardinal Health Inc. ...............................................     United States           300,000          19,032,000
    Genuine Parts Co. ..................................................     United States           400,000          17,160,000
    W.W. Grainger Inc. .................................................     United States           500,000          31,460,000
                                                                                                                   -------------
                                                                                                                      67,652,000
                                                                                                                   -------------

    ELECTRONIC TECHNOLOGY 20.7%
(a) Agilent Technologies Inc. ..........................................     United States           400,000          13,100,000
(a) Apple Computer Inc. ................................................     United States         1,000,000          53,610,000
    Boeing Co. .........................................................     United States         1,000,000          67,950,000
(a) Cisco Systems Inc. .................................................     United States         1,350,000          24,205,500
(a) Conexant Systems Inc. ..............................................     United States           300,000             537,000
(a) Dell Inc. ..........................................................     United States           500,000          17,100,000
(a) Dionex Corp. .......................................................     United States           250,000          13,562,500
(a) EMC Corp. ..........................................................     United States         1,000,000          12,940,000
(a) Entegris Inc. ......................................................     United States           376,307           4,252,269
(a) Gateway Inc. .......................................................     United States           500,000           1,350,000
    General Dynamics Corp. .............................................     United States           500,000          59,775,000
    Hewlett-Packard Co. ................................................     United States         1,116,250          32,594,500
    Intel Corp. ........................................................     United States           800,000          19,720,000


                                                              Annual Report | 75

FRANKLIN CUSTODIAN FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH FUND                                                            COUNTRY         SHARES/WARRANTS        VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
    Lockheed Martin Corp. ..............................................     United States           500,000       $  30,520,000
(a) Micrel Inc. ........................................................     United States            25,000             280,750
(a) Mindspeed Technologies Inc. ........................................     United States           100,000             241,000
    Northrop Grumman Corp. .............................................     United States         1,000,000          54,350,000
    Raytheon Co. .......................................................     United States           600,000          22,812,000
    Rockwell Collins Inc. ..............................................     United States           100,000           4,832,000
(a) Sun Microsystems Inc. ..............................................     United States         1,600,000           6,272,000
    Texas Instruments Inc. .............................................     United States           515,000          17,458,500
                                                                                                                   -------------
                                                                                                                     457,463,019
                                                                                                                   -------------
    ENERGY MINERALS 3.6%
    BP PLC, ADR ........................................................    United Kingdom           295,200          20,914,920
    EnCana Corp. .......................................................        Canada               684,000          39,884,040
    Royal Dutch Shell PLC, A, ADR ......................................    United Kingdom           280,000          18,379,200
                                                                                                                   -------------
                                                                                                                      79,178,160
                                                                                                                   -------------

    FINANCE 0.3%
(a) ChoicePoint Inc. ...................................................     United States           160,000           6,907,200
                                                                                                                   -------------

    HEALTH SERVICES 1.3%
(a) Caremark Rx Inc. ...................................................     United States            75,625           3,775,956
    IMS Health Inc. ....................................................     United States           500,000          12,585,000
(a) Medco Health Solutions Inc. ........................................     United States            48,240           2,644,999
    Quest Diagnostics Inc. .............................................     United States           200,000          10,108,000
                                                                                                                   -------------
                                                                                                                      29,113,955
                                                                                                                   -------------

    HEALTH TECHNOLOGY 22.6%
    Abbott Laboratories. ...............................................     United States           400,000          16,960,000
(a) Advanced Medical Optics Inc. .......................................     United States            88,888           3,373,300
    Allergan Inc. ......................................................     United States           400,000          36,648,000
(a) Amgen Inc. .........................................................     United States           932,000          74,252,440
    Baxter International Inc. ..........................................     United States           400,000          15,948,000
(a) Biogen Idec Inc. ...................................................     United States           400,000          15,792,000
    Bristol-Myers Squibb Co. ...........................................     United States           300,000           7,218,000
(a) Edwards Lifesciences Corp. .........................................     United States            50,000           2,220,500
    Eli Lilly & Co. ....................................................     United States           400,000          21,408,000
(a) Genentech Inc. .....................................................     United States         1,000,000          84,210,000
(a) Hospira Inc. .......................................................     United States            40,000           1,638,800
    Johnson & Johnson. .................................................     United States           996,000          63,026,880
    Merck & Co. Inc. ...................................................     United States           500,000          13,605,000
(a) Millipore Corp. ....................................................     United States           400,000          25,156,000
    Pall Corp. .........................................................     United States           500,000          13,750,000
    Pfizer Inc. ........................................................     United States         2,000,000          49,940,000
    Schering-Plough Corp. ..............................................     United States           100,000           2,105,000
(a) Waters Corp. .......................................................     United States           500,000          20,800,000
    Wyeth ..............................................................     United States           600,000          27,762,000
(a) Zimmer Holdings Inc. ...............................................     United States            64,000           4,408,960
                                                                                                                   -------------
                                                                                                                     500,222,880
                                                                                                                   -------------


76 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH FUND                                                          COUNTRY           SHARES/WARRANTS        VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    INDUSTRIAL SERVICES 1.7%
    Schlumberger Ltd. ..................................................     United States           400,000       $  33,752,000
(a) Transocean Inc. ....................................................     United States            77,440           4,747,846
                                                                                                                   -------------
                                                                                                                      38,499,846
                                                                                                                   -------------

    PROCESS INDUSTRIES 1.8%
    Air Products & Chemicals Inc. ......................................     United States           500,000          27,570,000
    Sigma-Aldrich Corp. ................................................     United States           200,000          12,812,000
                                                                                                                   -------------
                                                                                                                      40,382,000
                                                                                                                   -------------

    PRODUCER MANUFACTURING 19.5%
    3M Co. .............................................................     United States           800,000          58,688,000
    American Power Conversion Corp. ....................................     United States           500,000          12,950,000
    Avery Dennison Corp. ...............................................     United States           462,000          24,204,180
    Deere & Co. ........................................................     United States           200,000          12,240,000
    Emerson Electric Co. ...............................................     United States           500,000          35,900,000
    Illinois Tool Works Inc. ...........................................     United States           500,000          41,165,000
    Ingersoll Rand Co., A ..............................................     United States         1,002,000          38,306,460
    Johnson Controls Inc. ..............................................     United States           400,000          24,820,000
    Molex Inc. .........................................................     United States           146,483           3,908,167
    Molex Inc., A ......................................................     United States           146,483           3,766,078
    Teleflex Inc. ......................................................     United States           500,000          35,250,000
    Textron Inc. .......................................................     United States           525,000          37,653,000
(a) Thomas & Betts Corp. ...............................................     United States           500,000          17,205,000
    Tyco International Ltd. ............................................     United States         1,550,052          43,168,948
    United Technologies Corp. ..........................................     United States           800,000          41,472,000
                                                                                                                   -------------
                                                                                                                     430,696,833
                                                                                                                   -------------

    RETAIL TRADE 0.3%
(a) IAC/InterActiveCorp ................................................     United States           300,100           7,607,535
                                                                                                                   -------------

    TECHNOLOGY SERVICES 10.0%
    Automatic Data Processing Inc. .....................................     United States           800,000          34,432,000
    Certegy Inc. .......................................................     United States           200,000           8,004,000
(a) Computer Sciences Corp. ............................................     United States         1,000,000          47,310,000
    International Business Machines Corp. ..............................     United States           560,000          44,923,200
    Microsoft Corp. ....................................................     United States         1,000,000          25,730,000
(a) Oracle Corp. .......................................................     United States           500,000           6,195,000
(a) Yahoo! Inc. ........................................................     United States         1,600,000          54,144,000
                                                                                                                   -------------
                                                                                                                     220,738,200
                                                                                                                   -------------


                                                              Annual Report | 77

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GROWTH FUND                                                        COUNTRY         SHARES/WARRANTS         VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    TRANSPORTATION 4.0%
    Air France-KLM, ADR ................................................        France               550,000       $    9,267,500
(a) Air France-KLM, ADR, wts., 11/05/07 ................................        France               500,000              200,000
(a) Alaska Air Group Inc. ..............................................     United States           500,000           14,530,000
(a) AMR Corp. ..........................................................     United States         1,080,000           12,074,400
(a) British Airways PLC, ADR ...........................................    United Kingdom           500,000           25,860,000
(a) Continental Airlines Inc., B .......................................     United States           500,000            4,830,000
    Southwest Airlines Co. .............................................     United States            65,200              968,220
    Union Pacific Corp. ................................................     United States          8300,000           21,510,000
                                                                                                                   --------------
                                                                                                                       89,240,120
                                                                                                                   --------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $907,096,664) ...............                                            2,219,593,355
                                                                                                                   --------------
    SHORT TERM INVESTMENT (COST $5,629,829) 0.3%
    MONEY FUND 0.3%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ......     United States         5,629,829            5,629,829
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $912,726,493) 100.6% .......................                                            2,225,223,184
    OTHER ASSETS, LESS LIABILITIES (0.6)% ..............................                                              (13,514,105)
                                                                                                                   --------------
    NET ASSETS 100.0% ..................................................                                           $2,211,709,079
                                                                                                                   ==============

See Selected Portfolio Abbreviations on page 109.

(a) Non-income producing.

(b) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


78 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN INCOME FUND

                                                      ---------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
CLASS A                                                      2005           2004           2003           2002              2001
                                                      ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $      2.42    $      2.25    $      1.90    $      2.16       $      2.35
                                                      ---------------------------------------------------------------------------

Income from investment operations:

   Net investment income(a) .......................          0.14           0.12           0.14           0.14              0.17

   Net realized and unrealized gains (losses) .....          0.10           0.22           0.38          (0.21)            (0.15)
                                                      ---------------------------------------------------------------------------

Total from investment operations ..................          0.24           0.34           0.52          (0.07)             0.02
                                                      ---------------------------------------------------------------------------

Less distributions from:

   Net investment income ..........................         (0.15)         (0.16)         (0.16)         (0.17)            (0.18)

   Net realized gains .............................         (0.01)         (0.01)         (0.01)         (0.02)            (0.03)
                                                      ---------------------------------------------------------------------------

Total distributions ...............................         (0.16)         (0.17)         (0.17)         (0.19)            (0.21)
                                                      ---------------------------------------------------------------------------

Redemption fees ...................................            --(c)          --(c)          --             --                --
                                                      ---------------------------------------------------------------------------

Net asset value, end of year ......................   $      2.50    $      2.42    $      2.25    $      1.90       $      2.16
                                                      ===========================================================================

Total return(b) ...................................         10.45%         15.50%         28.12%         (4.18)%            0.58%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $21,934,575    $14,743,190    $ 9,640,156    $ 6,001,117       $ 5,960,990

Ratios to average net assets:

   Expenses .......................................          0.65%(d)       0.68%          0.73%          0.72%             0.73%

   Net investment income ..........................          5.54%          5.11%          6.63%          6.67%             7.54%

Portfolio turnover rate ...........................         28.51%         31.90%         48.36%         51.16%            28.13%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d)   Expenses net of waiver rounds to the same ratio.


                         Annual Report | See notes to financial statements. | 79

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                      -----------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
CLASS B                                                      2005           2004           2003           2002(e)
                                                      -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $      2.41    $      2.24    $      1.90    $      2.15
                                                      -----------------------------------------------------------

Income from investment operations:

   Net investment income(a) .......................          0.11           0.10           0.12           0.11

   Net realized and unrealized gains (losses) .....          0.11           0.22           0.37          (0.21)
                                                      -----------------------------------------------------------
Total from investment operations ..................          0.22           0.32           0.49          (0.10)
                                                      -----------------------------------------------------------
Less distributions from:

   Net investment income ..........................         (0.13)         (0.14)         (0.14)         (0.13)

   Net realized gains .............................         (0.01)         (0.01)         (0.01)         (0.02)
                                                      -----------------------------------------------------------
Total distributions ...............................         (0.14)         (0.15)         (0.15)         (0.15)
                                                      -----------------------------------------------------------
Redemption fees ...................................            --(c)          --(c)          --             --
                                                      -----------------------------------------------------------
Net asset value, end of year ......................   $      2.49    $      2.41    $      2.24    $      1.90
                                                      ===========================================================

Total return(b) ...................................          9.57%         14.59%         26.58%         (5.63)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $ 3,922,396    $ 3,486,880    $ 2,083,783    $   558,580

Ratios to average net assets:

   Expenses .......................................          1.50%(d)       1.53%          1.58%          1.57%(f)

   Net investment income ..........................          4.69%          4.26%          5.78%          6.01%(f)

Portfolio turnover rate ...........................         28.51%         31.90%         48.36%         51.16%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Expenses net of waiver rounds to the same ratio.

(e)   For the period November 1, 2001 (effective date) to September 30, 2002.

(f)   Annualized.


80 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                      ---------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
CLASS B1                                                     2005           2004           2003           2002              2001
                                                      ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $      2.42    $      2.25    $      1.90    $      2.17       $      2.35
                                                      ---------------------------------------------------------------------------

Income from investment operations:

   Net investment income(a) .......................          0.12           0.11           0.13           0.13              0.16

   Net realized and unrealized gains (losses) .....          0.11           0.21           0.38          (0.22)            (0.14)
                                                      ---------------------------------------------------------------------------
Total from investment operations ..................          0.23           0.32           0.51          (0.09)             0.02
                                                      ---------------------------------------------------------------------------

Less distributions from:

   Net investment income ..........................         (0.14)         (0.14)         (0.15)         (0.16)            (0.17)

   Net realized gains .............................         (0.01)         (0.01)         (0.01)         (0.02)            (0.03)
                                                      ---------------------------------------------------------------------------
Total distributions ...............................         (0.15)         (0.15)         (0.16)         (0.18)            (0.20)
                                                      ---------------------------------------------------------------------------
Redemption fees ...................................            --(c)          --(c)          --             --                --
                                                      ---------------------------------------------------------------------------
Net asset value, end of year ......................   $      2.50    $      2.42    $      2.25    $      1.90       $      2.17
                                                      ===========================================================================

Total return(b) ...................................          9.90%         14.90%         27.51%         (4.66)%            0.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $   493,063    $   511,471    $   495,004    $   430,226       $   446,245

Ratios to average net assets:

   Expenses .......................................          1.15%(d)       1.18%          1.23%          1.22%             1.23%

   Net investment income ..........................          5.04%          4.61%          6.13%          6.15%             7.02%

Portfolio turnover rate ...........................         28.51%         31.90%         48.36%         51.16%            28.13%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d)   Expenses net of waiver rounds to the same ratio.


                         Annual Report | See notes to financial statements. | 81

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                      ---------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
CLASS C                                                      2005           2004           2003           2002              2001
                                                      ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $      2.43    $      2.26    $      1.91    $      2.17       $      2.36
                                                      ---------------------------------------------------------------------------

Income from investment operations:

   Net investment income(a) .......................          0.13           0.11           0.13           0.13              0.16

   Net realized and unrealized gains (losses) .....          0.10           0.21           0.38          (0.21)            (0.15)
                                                      ---------------------------------------------------------------------------
Total from investment operations ..................          0.23           0.32           0.51          (0.08)             0.01
                                                      ---------------------------------------------------------------------------

Less distributions from:

   Net investment income ..........................         (0.14)         (0.14)         (0.15)         (0.16)            (0.17)

   Net realized gains .............................         (0.01)         (0.01)         (0.01)         (0.02)            (0.03)
                                                      ---------------------------------------------------------------------------
Total distributions ...............................         (0.15)         (0.15)         (0.16)         (0.18)            (0.20)
                                                      ---------------------------------------------------------------------------
Redemption fees ...................................            --(c)          --(c)          --             --                --
                                                      ---------------------------------------------------------------------------
Net asset value, end of year ......................   $      2.51    $      2.43    $      2.26    $      1.91       $      2.17
                                                      ===========================================================================

Total return(b) ...................................          9.84%         14.85%         27.37%         (4.64)%            0.09%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $10,113,365    $ 6,616,891    $ 3,764,372    $ 1,545,377       $ 1,080,315

Ratios to average net assets:

   Expenses .......................................          1.15%(d)       1.18%          1.24%          1.21%             1.23%

   Net investment income ..........................          5.04%          4.61%          6.12%          6.21%             7.04%

Portfolio turnover rate ...........................         28.51%         31.90%         48.36%         51.16%            28.13%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d)   Expenses net of waiver rounds to the same ratio.


82 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                      -----------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
CLASS R                                                      2005           2004           2003           2002(e)
                                                      -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $      2.40    $      2.23    $      1.89    $      2.18
                                                      -----------------------------------------------------------

Income from investment operations:

   Net investment income(a) .......................          0.13           0.11           0.13           0.10

   Net realized and unrealized gains (losses) .....          0.10           0.22           0.37          (0.27)
                                                      -----------------------------------------------------------
Total from investment operations ..................          0.23           0.33           0.50          (0.17)
                                                      -----------------------------------------------------------

Less distributions from:

   Net investment income ..........................         (0.14)         (0.15)         (0.15)         (0.12)

   Net realized gains .............................         (0.01)         (0.01)         (0.01)            --
                                                      -----------------------------------------------------------
Total distributions ...............................         (0.15)         (0.16)         (0.16)         (0.12)
                                                      -----------------------------------------------------------

Redemption fees ...................................            --(c)          --(c)          --             --
                                                      -----------------------------------------------------------
Net asset value, end of year ......................   $      2.48    $      2.40    $      2.23    $      1.89
                                                      ===========================================================

Total return(b) ...................................         10.15%         15.25%         27.31%         (8.34)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $   122,222    $    73,165    $    36,417    $     6,350

Ratios to average net assets:

   Expenses .......................................          1.00%(d)       1.03%          1.08%          1.07%(f)

   Net investment income ..........................          5.19%          4.76%          6.28%          6.77%(f)

Portfolio turnover rate ...........................         28.51%         31.90%         48.36%         51.16%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Expenses net of waiver rounds to the same ratio.

(e)   For the period January 1, 2002 (effective date) to September 30, 2002.

(f)   Annualized.


                         Annual Report | See notes to financial statements. | 83

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN INCOME FUND (CONTINUED)

                                                      ---------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                2005           2004           2003           2002              2001
                                                      ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................   $      2.41    $      2.24    $      1.89    $      2.16       $      2.34
                                                      ---------------------------------------------------------------------------

Income from investment operations:

   Net investment income(a) .......................          0.14           0.12           0.14           0.14              0.18

   Net realized and unrealized gains (losses) .....          0.11           0.22           0.38          (0.22)            (0.15)
                                                      ---------------------------------------------------------------------------
Total from investment operations ..................          0.25           0.34           0.52          (0.08)             0.03
                                                      ---------------------------------------------------------------------------

Less distributions from:

   Net investment income ..........................         (0.16)         (0.16)         (0.16)         (0.17)            (0.18)

   Net realized gains .............................         (0.01)         (0.01)         (0.01)         (0.02)            (0.03)
                                                      ---------------------------------------------------------------------------
Total distributions ...............................         (0.17)         (0.17)         (0.17)         (0.19)            (0.21)
                                                      ---------------------------------------------------------------------------
Redemption fees ...................................            --(b)          --(b)          --             --                --
                                                      ---------------------------------------------------------------------------

Net asset value, end of year ......................   $      2.49    $      2.41    $      2.24    $      1.89       $      2.16
                                                      ===========================================================================

Total return ......................................         10.65%         15.74%         28.47%         (4.50)%            1.21%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................   $ 2,280,318    $   901,149    $    95,009    $    30,737       $    22,737

Ratios to average net assets:

   Expenses .......................................          0.50%(c)       0.53%          0.58%          0.57%             0.58%

   Net investment income ..........................          5.69%          5.26%          6.78%          6.85%             7.69%

Portfolio turnover rate ...........................         28.51%         31.90%         48.36%         51.16%            28.13%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.

(c)   Expenses net of waiver rounds to the same ratio.


84 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------
        FRANKLIN INCOME FUND                                               COUNTRY      SHARES/WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS 43.3%
        COMMERCIAL SERVICES 0.2%
        Dex Media Inc. ..............................................   United States      3,200,000      $   88,928,000
                                                                                                          --------------
        COMMUNICATIONS 3.2%
        Alltel Corp. ................................................   United States      2,125,200         138,371,772
        AT&T Corp. ..................................................   United States      5,000,000          99,000,000
        BellSouth Corp. .............................................   United States     18,000,000         473,400,000
        SBC Communications Inc. .....................................   United States     15,000,000         359,550,000
        Verizon Communications Inc. .................................   United States      5,500,000         179,795,000
                                                                                                          --------------
                                                                                                           1,250,116,772
                                                                                                          --------------

        CONSUMER NON-DURABLES 1.4%
        Altria Group Inc. ...........................................   United States        600,000          44,226,000
        General Mills Inc. ..........................................   United States     10,000,000         482,000,000
                                                                                                          --------------
                                                                                                             526,226,000
                                                                                                          --------------

        CONSUMER SERVICES 0.0%(a)
        Marriott International Inc., A ..............................   United States          1,052              66,276
                                                                                                          --------------
        ELECTRIC UTILITIES 16.8%
        Alliant Energy Corp. ........................................   United States      5,027,770         146,458,940
        Ameren Corp. ................................................   United States      8,770,000         469,107,300
        American Electric Power Co. Inc. ............................   United States      8,633,800         342,761,860
(b),(c) Aquila Inc. .................................................   United States     25,000,000          99,000,000
        CenterPoint Energy Inc. .....................................   United States      5,540,200          82,382,774
        Cinergy Corp. ...............................................   United States      8,024,500         356,368,045
        Consolidated Edison Inc. ....................................   United States      3,500,000         169,925,000
        Dominion Resources Inc. .....................................   United States      6,023,400         518,855,676
        DTE Energy Co. ..............................................   United States      5,270,000         241,682,200
        Duke Energy Corp. ...........................................   United States      6,460,100         188,441,117
        Energy East Corp. ...........................................   United States      4,530,000         114,110,700
        Entergy Corp. ...............................................   United States      4,000,000         297,280,000
        Exelon Corp. ................................................   United States      4,000,000         213,760,000
        FirstEnergy Corp. ...........................................   United States     13,500,000         703,620,000
        FPL Group Inc. ..............................................   United States      4,038,000         192,208,800
        Hawaiian Electric Industries Inc. ...........................   United States      1,720,000          47,953,600
        NSTAR .......................................................   United States         31,000             896,520
        Pepco Holdings Inc. .........................................   United States      5,520,500         128,462,035
        PG&E Corp. ..................................................   United States      9,500,000         372,875,000
        Pinnacle West Capital Corp. .................................   United States      4,024,000         177,377,920
        PPL Corp. ...................................................   United States      4,300,400         139,031,932
        Progress Energy Inc. ........................................   United States      7,700,000         344,575,000
        Public Service Enterprise Group Inc. ........................   United States      6,023,560         387,676,322
        Puget Energy Inc. ...........................................   United States      4,137,000          97,136,760
        Southern Co. ................................................   United States     12,743,000         455,689,680
        TECO Energy Inc. ............................................   United States      9,000,000         162,180,000
        TXU Corp. ...................................................   United States         20,400           2,302,752
        Xcel Energy Inc. ............................................   United States      4,500,000          88,245,000
                                                                                                          --------------
                                                                                                           6,540,364,933
                                                                                                          --------------


                                                              Annual Report | 85

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                  COUNTRY       SHARES/WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    ELECTRONIC TECHNOLOGY 0.1%
(b) Solectron Corp. .................................................   United States      5,000,000      $   19,550,000
                                                                                                          --------------
    ENERGY MINERALS 4.5%
    BP PLC, ADR .....................................................   United Kingdom     3,500,000         247,975,000
(b) Callon Petroleum Co., wts., 12/08/10 ............................   United States      1,537,500          16,143,750
(c) Canadian Oil Sands Trust ........................................       Canada         5,600,000         619,196,006
    Chevron Corp. ...................................................   United States      7,000,000         453,110,000
    Royal Dutch Shell PLC, A, ADR ...................................   United Kingdom     6,000,000         393,840,000
(b) Yukos Corp., ADR ................................................       Russia         2,158,000           9,818,900
                                                                                                          --------------
                                                                                                           1,740,083,656
                                                                                                          --------------

    FINANCE 5.7%
    Bank of America Corp. ...........................................   United States     15,000,000         631,500,000
    Comerica Inc. ...................................................   United States      4,000,000         235,600,000
    Fifth Third Bancorp. ............................................   United States      7,149,700         262,608,481
    Freddie Mac .....................................................   United States      5,500,000         310,530,000
    JPMorgan Chase & Co. ............................................   United States     12,000,000         407,160,000
    Marsh & McLennan Cos. Inc. ......................................   United States      3,000,000          91,170,000
    MBNA Corp. ......................................................   United States     10,000,000         246,400,000
    Montpelier Re Holdings Ltd. .....................................      Bermuda         1,800,000          44,730,000
                                                                                                          --------------
                                                                                                           2,229,698,481
                                                                                                          --------------

    GAS UTILITIES 1.9%
    Atmos Energy Corp. ..............................................   United States      2,235,000          63,138,750
    KeySpan Corp. ...................................................   United States      5,000,000         183,900,000
    NiSource Inc. ...................................................   United States      5,057,000         122,632,250
    ONEOK Inc. ......................................................   United States      3,996,700         135,967,734
    Sempra Energy ...................................................   United States      5,164,000         243,017,840
                                                                                                          --------------
                                                                                                             748,656,574
                                                                                                          --------------

    HEALTH TECHNOLOGY 7.4%
    Bristol-Myers Squibb Co. ........................................   United States     17,000,000         409,020,000
    Eli Lilly & Co. .................................................   United States      4,000,000         214,080,000
    Johnson & Johnson ...............................................   United States      2,000,000         126,560,000
    Merck & Co. Inc. ................................................   United States     36,500,000         993,165,000
    Pfizer Inc. .....................................................   United States     33,000,000         824,010,000
    Wyeth ...........................................................   United States      6,500,000         300,755,000
                                                                                                          --------------
                                                                                                           2,867,590,000
                                                                                                          --------------

    NON-ENERGY MINERALS 0.8%
    AngloGold Ashanti Ltd., ADR .....................................   South Africa       2,250,000          95,490,000
    Barrick Gold Corp. ..............................................      Canada          4,000,000         116,200,000
    Southern Peru Copper Corp. ......................................   United States      1,650,600          92,367,576
                                                                                                          --------------
                                                                                                             304,057,576
                                                                                                          --------------

    PROCESS INDUSTRIES 0.6%
    Dow Chemical Co. ................................................   United States      3,000,000         125,010,000
    Lyondell Chemical Co. ...........................................   United States      3,000,000          85,860,000
                                                                                                          --------------
                                                                                                             210,870,000
                                                                                                          --------------


86 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

-------------------------------------------------------------------------------------------------------------------------
            FRANKLIN INCOME FUND                                           COUNTRY      SHARES/WARRANTS        VALUE
-------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS AND WARRANTS (CONT.)
            REAL ESTATE INVESTMENT TRUSTS 0.6%
            Developers Diversified Reality Corp. .....................  United States      3,500,000      $   163,450,000
            Glenborough Realty Trust Inc. ............................  United States      1,250,000           24,000,000
            iStar Financial Inc. .....................................  United States      1,432,400           57,911,932
                                                                                                          ---------------
                                                                                                              245,361,932
                                                                                                          ---------------

            TECHNOLOGY SERVICES 0.1%
            Electronic Data Systems Corp. ............................  United States      1,686,000           37,833,840
                                                                                                          ---------------
            TOTAL COMMON STOCKS AND WARRANTS (COST $14,268,903,559) ..                                     16,809,404,040
                                                                                                          ---------------

            PREFERRED STOCK (COST $57,833,250) 0.0%(a)
            PROCESS INDUSTRIES 0.0%(a)
(d),(e),(f) Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ......    Indonesia       75,000,000              847,500
                                                                                                          ---------------

            CONVERTIBLE PREFERRED STOCKS 9.9%
            CONSUMER DURABLES 1.3%
            Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ........  United States     14,200,000          517,590,000
                                                                                                          ---------------

            CONSUMER NON-DURABLES 0.3%
            Lehman Brothers Holdings Inc. into General Mills, 6.25%,
               cvt. pfd. .............................................  United States      4,750,000          125,281,250
                                                                                                          ---------------

            ELECTRIC UTILITIES 0.2%
            CMS Energy Trust I, 7.75%, cvt. pfd. .....................  United States      1,508,000           75,777,000
                                                                                                          ---------------

            ELECTRONIC TECHNOLOGY 1.1%
        (g) Citigroup Funding Inc. into ALTR 7.00%, cvt. pfd. ........  United States      5,000,000           93,125,000
            Citigroup Global Markets Holdings into Motorola Inc.,
               7.60%, cvt. pfd. ......................................  United States      4,300,000           86,008,600
            Goldman Sachs Group into Applied Materials Inc., 7.35%,
               cvt. pfd. .............................................  United States      5,500,000           93,417,500
            Morgan Stanley into Intel Corp., 6.50%, cvt. pfd. ........  United States      5,000,000          116,325,000
        (h) Morgan Stanley into Network Appliance Inc., 7.25%, cvt.
               pfd., 144A ............................................  United States      2,000,000           44,890,000
                                                                                                          ---------------
                                                                                                              433,766,100
                                                                                                          ---------------

        (h) ENERGY MINERALS 0.7%
            Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ..........  United States      1,750,000          287,875,000
                                                                                                          ---------------

            FINANCE 2.2%
            Fannie Mae, 5.375%, cvt. pfd. ............................  United States          7,100          652,134,148
            Metlife Inc., 6.375%, cvt. pfd. ..........................  United States      6,400,000          180,800,000
                                                                                                          ---------------
                                                                                                              832,934,148
                                                                                                          ---------------

            HEALTH TECHNOLOGY 1.0%
            Goldman Sachs Group into Wyeth, 6.25%, cvt. pfd. .........  United States      2,210,000          102,311,950
            Morgan Stanley into Biogen Idec Inc., 8.50%, cvt. pfd. ...  United States      1,600,000           59,032,000
            Morgan Stanley into Forest Laboratories Inc., 6.25%,
               cvt. pfd. .............................................  United States      1,360,000           53,985,200
            Schering-Plough Corp., 6.00%, cvt. pfd. ..................  United States      3,170,000          171,909,100
                                                                                                          ---------------
                                                                                                              387,238,250
                                                                                                          ---------------


                                                              Annual Report | 87

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                     COUNTRY       SHARES/WARRANTS         VALUE
---------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS (CONT.)
    INDUSTRIAL SERVICES 1.0%
    Allied Waste Industries Inc., 6.25%, cvt. pfd. ....................   United States      2,450,000      $   119,584,500
(h) El Paso Corp., 4.99%, cvt. pfd., 144A .............................   United States        215,000          264,764,760
                                                                                                            ---------------
                                                                                                                384,349,260
                                                                                                            ---------------

    NON-ENERGY MINERALS 0.8%
    Freeport-McMoRan Copper & Gold Inc., 5.50%, cvt. pfd. .............   United States        155,000          171,585,000
    Lehman Brothers Holdings Inc. into Alcoa Inc., 6.50%, cvt. pfd. ...   United States      4,600,000          117,806,000
                                                                                                            ---------------
                                                                                                                289,391,000
                                                                                                            ---------------

    PROCESS INDUSTRIES 0.2%
    Lehman Brothers Holdings Inc. into Lyondell Chemical, 8.00%,
       cvt. pfd. ......................................................   United States      3,000,000           87,465,000
                                                                                                            ---------------

    PRODUCER MANUFACTURING 0.2%
    Goldman Sachs Group into Tyco International Ltd., 7.00%,
       cvt. pfd. ......................................................   United States      3,000,000           84,663,000
                                                                                                            ---------------
    REAL ESTATE INVESTMENT TRUSTS 0.9%
    Felcor Lodging Trust., 7.80%, cvt. pfd., A ........................   United States      3,000,000           73,890,000
    Glenborough Reality Trust Inc., 7.75%, cvt. pfd., A ...............   United States      1,333,594           33,499,881
    Host Marriot Corp., 6.75%, cvt. pfd. ..............................   United States      2,400,000          132,600,000
    Lexington Corporate Properties Trust, 6.50%, cvt. pfd. ............   United States      1,200,000           60,000,000
    Simon Property Group Inc., 6.00%, cvt., pfd. ......................   United States        799,980           50,478,738
                                                                                                            ---------------
                                                                                                                350,468,619
                                                                                                            ---------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,763,521,843) ..........                                       3,856,798,627
                                                                                                            ---------------

                                                                                      -------------------
                                                                                      PRINCIPAL AMOUNT(i)
                                                                                      -------------------
    BONDS 29.8%
    ALTERNATIVE POWER GENERATION 4.3%
    Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ........      Canada        600,000,000          361,500,000
    Calpine Corp.,
       senior note, 7.875%, 4/01/08 ...................................   United States    101,818,000           60,581,710
       senior note, 8.625%, 8/15/10 ...................................   United States    221,000,000          117,130,000
       senior note, 8.50%, 2/15/11 ....................................   United States     85,000,000           45,475,000
   (h) senior secured note, 144A, 8.50%, 7/15/10 ......................   United States    325,000,000          233,187,500
   (h) senior secured note, 144A, 9.875%, 12/01/11  ...................   United States     20,000,000           14,700,000
   (h) senior secured note, 144A, 8.75%, 7/15/13 ......................   United States    135,000,000           95,850,000
    Dynegy Holdings Inc.,
   (h) secured note, 144A, 9.875%, 7/15/10 ............................   United States    100,000,000          109,500,000
       senior note, 6.875%, 4/01/11 ...................................   United States    310,000,000          304,575,000
       senior note, 8.75%, 2/15/12 ....................................   United States    225,500,000          245,795,000
   (h) senior secured note, 144A, 10.125%, 7/15/13 ....................   United States     95,000,000          106,400,000
                                                                                                            ---------------
                                                                                                              1,694,694,210
                                                                                                            ---------------


88 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND                                                       COUNTRY      PRINCIPAL AMOUNT(i)       VALUE
------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    COMMUNICATIONS 2.7%
    Qwest Capital Funding,
        7.00%, 8/03/09 ..............................................   United States       300,000,000        $   294,750,000
        7.25%, 2/15/11 ..............................................   United States       360,000,000            344,700,000
    Qwest Communications International Inc., senior note,
        7.50%, 2/15/14 ..............................................   United States       100,000,000             95,500,000
    (h)144A, 7.50%, 2/15/14 .........................................   United States       155,000,000            148,025,000
    Qwest Corp., 6.875%, 9/15/33 ....................................   United States        75,000,000             65,437,500
    Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ..   United States        50,600,000             51,485,500
    Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 .........   United States        43,000,000             44,505,000
                                                                                                               ---------------
                                                                                                                 1,044,403,000
                                                                                                               ---------------

    CONSUMER DURABLES 1.4%
    Ford Motor Co., 7.45%, 7/16/31 ..................................   United States       400,000,000            314,000,000
    General Motors Corp., senior deb., 8.375%, 7/15/33 ..............   United States       275,000,000            215,875,000
                                                                                                               ---------------
                                                                                                                   529,875,000
                                                                                                               ---------------

    CONSUMER SERVICES 3.3%
(d)Adelphia Communications Corp.,
        7.875%, 5/01/09 .............................................   United States        23,600,000             17,228,000
        senior note, 10.875%, 10/01/10. .............................   United States        35,600,000             26,700,000
   Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12  .......   United States       235,000,000            229,125,000
(h)CCH I LLC,
        senior note, 144A, 9.92%, 4/01/14 ...........................   United States       107,379,061             79,460,505
        senior secured note, 144A, 11.00%, 10/01/15 .................   United States       797,919,484            781,961,094
    CCH II LLC, senior note, 10.25%, 9/15/10 ........................   United States           600,000                618,000
    CSC Holdings Inc., senior note, B, 7.625%, 4/01/11  .............   United States       110,000,000            108,625,000
    DIRECTV Holdings LLC, senior note,
        8.375%, 3/15/13 .............................................   United States           320,000                350,800
    (h)144A, 6.375%, 6/15/15 ........................................   United States           300,000                299,250
    Six Flags Inc., senior note, 9.625%, 6/01/14 ....................   United States        60,000,000             59,400,000
                                                                                                               ---------------
                                                                                                                 1,303,767,649
                                                                                                               ---------------

    ELECTRIC UTILITIES 1.7%
    Allegheny Energy Supply Co. LLC, 7.80%, 3/15/11 .................   United States        35,000,000             38,500,000
(c)Aquila Inc., senior note, 14.875%, 7/01/12 .......................   United States        95,400,000            130,698,000
    CMS Energy Corp., senior note, 7.75%, 8/01/10 ...................   United States        30,000,000             32,400,000
    TXU Corp.,
        5.55%, 11/15/14 .............................................   United States       210,000,000            200,408,670
        6.55%, 11/15/34 .............................................   United States       140,000,000            130,634,280
        senior note, Q, 6.50%, 11/15/24 .............................   United States       130,000,000            122,431,270
                                                                                                               ---------------
                                                                                                                   655,072,220
                                                                                                               ---------------

    ELECTRONIC TECHNOLOGY 0.6%
    Lucent Technologies, 6.45%, 3/15/29 .............................   United States       180,000,000            158,400,000
    Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .............   United States        77,000,000             73,535,000
                                                                                                               ---------------
                                                                                                                   231,935,000
                                                                                                               ---------------


                                                              Annual Report | 89

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                         COUNTRY      PRINCIPAL AMOUNT(i)       VALUE
------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    ENERGY MINERALS 0.5%
    Callon Petroleum Co., senior note, 9.75%, 12/08/10 .....  United States       117,500,000       $  123,375,000
    Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ...  United States        20,000,000           19,700,000
    Mission Resources Corp., senior note, 9.875%, 4/01/11 ..  United States        10,000,000           11,000,000
    Sonat Inc., senior note, 7.625%, 7/15/11 ...............  United States        35,000,000           35,700,000
                                                                                                    --------------
                                                                                                       189,775,000
                                                                                                    --------------

    FINANCE 6.2%
    Ford Motor Credit Co.,
       7.875%, 6/15/10 .....................................  United States       250,000,000          243,511,250
       7.375%, 2/01/11 .....................................  United States       370,000,000          354,287,580
       7.00%, 10/01/13 .....................................  United States       170,000,000          157,884,610
       senior note, 7.25%, 10/25/11 ........................  United States       100,000,000           95,031,900
    General Motors Acceptance Corp.,
       7.75%, 1/19/10 ......................................  United States       420,000,000          407,472,240
       6.875%, 9/15/11 .....................................  United States       800,000,000          728,548,800
       6.875%, 8/28/12 .....................................  United States       215,400,000          193,028,987
       6.75%, 12/01/14 .....................................  United States       245,000,000          213,458,945
                                                                                                    --------------
                                                                                                     2,393,224,312
                                                                                                    --------------

    HEALTH SERVICES 3.3%
    DaVita Inc.,
       senior note, 6.625%, 3/15/13 ........................  United States        23,600,000           24,013,000
       senior sub. note, 7.25%, 3/15/15 ....................  United States        37,400,000           38,101,250
    HCA Inc., 6.375%, 1/15/15 ..............................  United States        70,000,000           69,604,570
    HealthSouth Corp., senior note, 7.625%, 6/01/12 ........  United States       135,000,000          126,900,000
    Tenet Healthcare Corp., senior note,
       6.375%, 12/01/11 ....................................  United States       500,000,000          468,750,000
       6.50%, 6/01/12 ......................................  United States       225,000,000          210,937,500
       7.375%, 2/01/13 .....................................  United States       350,000,000          333,375,000
                                                                                                    --------------
                                                                                                     1,271,681,320
                                                                                                    --------------

    INDUSTRIAL SERVICES 3.1%
    Allied Waste North America Inc.,
       senior note, 7.875%, 4/15/13 ........................  United States           600,000              615,000
       senior note, B, 7.375%, 4/15/14 .....................  United States       170,000,000          160,650,000
   (h) senior note, 144A, 7.25%, 3/15/15 ...................  United States       146,000,000          144,540,000
       senior secured note, 6.50%, 11/15/10 ................  United States       110,000,000          107,387,500
       senior secured note, 6.125%, 2/15/14 ................  United States       135,000,000          126,900,000
    Allied Waste Industries Inc., 7.40%, 9/15/35 ...........  United States        30,000,000           26,475,000
    El Paso Corp.,
   (h) 144A, 7.625%, 8/16/07 ...............................  United States        70,000,000           71,575,000
       senior note, 7.75%, 1/15/32 .........................  United States       250,000,000          253,125,000
    El Paso Energy, senior note, 6.75%, 5/15/09 ............  United States       215,000,000          213,925,000
    El Paso Production Holdings, 7.75%, 6/01/13 ............  United States        87,500,000           91,875,000
                                                                                                    --------------
                                                                                                     1,197,067,500
                                                                                                    --------------

    NON-ENERGY MINERALS 0.2%
(h) Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ........     Canada            65,000,000           61,750,000
                                                                                                    --------------


90 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------
            FRANKLIN INCOME FUND                                          COUNTRY        PRINCIPAL AMOUNT(i)       VALUE
----------------------------------------------------------------------------------------------------------------------------
            BONDS (CONT.)
            PROCESS INDUSTRIES 1.0%
            Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 ..     Canada            70,600,000       $   69,717,500
            Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ....  United States        40,000,000           37,800,000
            Nalco Co., senior sub. note, 8.875%, 11/15/13 ............  United States           500,000              515,625
            NewPage Corp., senior secured note, 10.00%, 5/01/12 ......  United States       110,000,000          104,225,000
(e),(f),(j) Pindo Deli Finance Mauritius Ltd., 144A, FRN, 4.675%,
               4/29/15 ...............................................    Indonesia             113,073               26,403
               4/29/18 ...............................................    Indonesia             294,012               68,652
            Rhodia SA, senior note, 10.25%, 6/01/10 ..................     France           170,600,000          181,262,500
(e),(f),(j) Tjiwi Kimia Finance Mauritius, secured note, 144A, FRN,
               4.675%,
               4/29/15 ...............................................   Indonesia           12,883,549            3,946,231
               4/29/18 ...............................................   Indonesia           33,160,560           10,157,079
                                                                                                              --------------
                                                                                                                 407,718,990
                                                                                                              --------------

            PRODUCER MANUFACTURING 0.7%
            Case New Holland Inc., senior note, 6.00%, 6/01/09 .......  United States       200,000,000          193,000,000
            Dana Corp., 7.00%, 3/01/29 ...............................  United States        50,000,000           38,325,900
        (h) Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .........  United Kingdom       51,100,000           51,036,125
                                                                                                              --------------
                                                                                                                 282,362,025
                                                                                                              --------------

            REAL ESTATE INVESTMENT TRUSTS 0.5%
            Host Marriott LP, senior note,
               9.25%, 10/01/07 .......................................  United States           500,000              529,375
               7.125%, 11/01/13 ......................................  United States        50,000,000           51,312,500
               6.375%, 3/15/15 .......................................  United States        87,000,000           84,825,000
            MeriStar Hospitality Corp., 9.125%, 1/15/11 ..............  United States        64,500,000           68,692,500
                                                                                                              --------------
                                                                                                                 205,359,375
                                                                                                              --------------

            TECHNOLOGY SERVICES 0.3%
        (h) Sungard Data Systems Inc.,
               senior note, 144A, 9.125%, 8/15/13 ....................  United States        59,300,000           61,746,125
               senior sub. note, 144A, 10.25%, 8/15/15 ...............  United States        59,900,000           60,948,250
                                                                                                              --------------
                                                                                                                 122,694,375
                                                                                                              --------------
            TOTAL BONDS (COST $11,585,599,999) .......................                                        11,591,379,976
                                                                                                              --------------

            CONVERTIBLE BONDS 5.3%
            ALTERNATIVE POWER GENERATION 1.1%
            Calpine Corp., cvt.,
               senior note, 4.75%, 11/15/23 ..........................  United States       102,200,000           56,210,000
               sub. note, 7.75%, 6/01/15 .............................  United States       450,000,000          383,400,000
                                                                                                              --------------
                                                                                                                 439,610,000
                                                                                                              --------------

            CONSUMER SERVICES 0.3%
        (d) Adelphia Communications Corp., cvt., junior sub. note,
               6.00%, 2/15/06 ........................................  United States        75,000,000            2,625,000
            Echostar Communications Corp., cvt., sub. note, 5.75%,
               5/15/08 ...............................................  United States        25,500,000           25,372,500
            Six Flags Inc., cvt., 4.50%, 5/15/15 .....................  United States        67,500,000           85,050,000
                                                                                                              --------------
                                                                                                                 113,047,500
                                                                                                              --------------


                                                              Annual Report | 91

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                             COUNTRY       PRINCIPAL AMOUNT(i)      VALUE
---------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE BONDS (CONT.)
    ELECTRIC UTILITIES 0.3%
    CMS Energy Corp, cvt., senior note, 2.875%, 12/01/24 ......    United States         79,000,000      $ 102,055,360
                                                                                                         -------------

    ELECTRONIC TECHNOLOGY 1.8%
    Conexant Systems Inc., cvt., sub. note, 4.00%, 2/01/07 ....    United States        270,000,000        261,900,000
    Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ..       Canada            400,000,000        378,500,000
    SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07 .........    United States         66,000,000         63,855,000
                                                                                                         -------------
                                                                                                           704,255,000
                                                                                                         -------------

    FINANCE 0.4%
    Bank of America into Analog Devices Inc., cvt., 7.25%,
       9/27/06 ................................................    United States        152,520,000        149,698,380
                                                                                                         -------------

    HEALTH TECHNOLOGY 0.3%
    Enzon Pharmaceuticals Inc., cvt., sub. note, 4.50%,
       7/01/08 ................................................    United States        112,000,000        102,200,000
                                                                                                         -------------

    INDUSTRIAL SERVICES 0.2%
    Hanover Compressor Co., cvt., senior note, 4.75%,
       3/15/08 ................................................    United States        100,000,000         95,875,000
                                                                                                         -------------

    REAL ESTATE INVESTMENT TRUSTS 0.7%
(h) Host Marriott LP, cvt., senior deb., 144A, 3.25%,
       3/15/24 ................................................    United States       140,000,000         154,175,000
    Meristar Hospitality Corp., cvt., sub. note, 9.50%,
       4/01/10 ................................................    United States        95,000,000         123,500,000
                                                                                                         -------------
                                                                                                           277,675,000
                                                                                                         -------------

    TECHNOLOGY SERVICES 0.2%
(h) BearingPoint Inc., cvt., senior sub. note, 144A, 5.00%,
       4/15/25 ................................................    United States        50,000,000          68,250,000
                                                                                                         -------------
    TOTAL CONVERTIBLE BONDS (COST $2,031,327,485) .............                                          2,052,666,240
                                                                                                         -------------

    ZERO COUPON/STEP-UP BONDS 2.8%
    ALTERNATIVE POWER GENERATION 0.1%
    Calpine Corp, cvt., senior note, zero cpn. to 9/30/09,
       6.00% thereafter, 9/30/14 ..............................    United States        48,000,000          30,360,000
                                                                                                         -------------

    COMMERCIAL SERVICES 0.3%
    JohnsonDiversey Holdings Inc., senior disc. note, zero
       cpn. to 5/17/07, 10.67% thereafter, 5/15/13 ............    United States       150,000,000         111,750,000
                                                                                                         -------------

    CONSUMER SERVICES 1.4%
(h) CCH I LLC, senior note, 144A, zero cpn. to 5/15/06,
       13.50% thereafter, 1/15/14 .............................    United States       329,000,000         273,070,000
       11.75% thereafter, 5/15/14 .............................    United States       114,000,000          82,080,000
    Dex Media Inc.,
       senior disc. note, zero cpn. to 11/15/08, 9.00%
          thereafter, 11/15/13 ................................    United States        50,000,000          39,625,000
       zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ......    United States       210,000,000         166,425,000
                                                                                                         -------------
                                                                                                           561,200,000
                                                                                                         -------------

    FINANCE 0.7%
    Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
       9.00%thereafter, 2/01/14 ...............................    United States       380,000,000         282,150,000
                                                                                                         -------------


92 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

-------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME FUND                                              COUNTRY      PRINCIPAL AMOUNT(i)       VALUE
-------------------------------------------------------------------------------------------------------------------------
      ZERO COUPON/STEP-UP BONDS (CONT.)
      INDUSTRIAL SERVICES 0.1%
      Hanover Compressor Co., sub. note, zero cpn., 3/31/07 ......   United States        36,000,000       $   32,580,000
                                                                                                           --------------
      PROCESS INDUSTRIES 0.0%(a)
(e,f) Pindo Deli Finance Mauritius Ltd., zero cpn., 4/29/25 ......     Indonesia             607,466              141,843
(e,f) Tjiwi Kimia Finance Mauritius, secured note, zero cpn.,
        4/29/25 ..................................................     Indonesia          42,601,657           13,048,888
                                                                                                           --------------
                                                                                                               13,190,731
                                                                                                           --------------
      PRODUCER MANUFACTURING 0.2%
  (h) Polymer Holdings LLC, senior disc. note, 144A, zero cpn. to
        7/15/09,12.00% thereafter, 7/15/14 .......................   United States       100,000,000           72,375,000
                                                                                                           --------------
      TOTAL ZERO COUPON/STEP-UP BONDS (COST $1,108,692,184).......                                          1,103,605,731
                                                                                                           --------------
      MUNICIPAL BOND SECURITIES 1.1%
      California State GO,
         5.00%, 2/01/26 ..........................................   United States        10,450,000           10,881,585
         5.25%, 11/01/26 .........................................   United States        25,000,000           26,745,250
         5.25%, 11/01/27 .........................................   United States        20,400,000           21,795,360
         5.25%, 2/01/28 ..........................................   United States        24,600,000           26,204,166
         5.00%, 2/01/32 ..........................................   United States        65,250,000           67,595,085
         5.00%, 2/01/33 ..........................................   United States       126,650,000          130,976,389
         Refunding, 5.25%, 2/01/33 ...............................   United States        28,500,000           30,275,550
         Various Purpose, 5.25%, 11/01/28 ........................   United States        25,000,000           26,674,750
         Various Purpose, 5.25%, 11/01/29 ........................   United States        22,500,000           23,991,525
         Various Purpose, 5.50%, 11/01/33 ........................   United States        55,300,000           60,772,488
                                                                                                           --------------
      TOTAL MUNICIPAL BOND SECURITIES (COST $391,654,995) ........                                            425,912,148
                                                                                                           --------------
      MORTGAGE-BACKED SECURITIES 2.6%
      FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.4%
      FHLMC Gold 30 Year, 5.00%, 5/01/33 - 8/01/34 ...............   United States       539,063,791          528,752,567
                                                                                                           --------------

      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
         RATE 1.2%
      GNMA I SF 30 Year, 5.00%, 4/15/33 - 6/15/34 ................   United States       463,942,078          459,704,932
                                                                                                           --------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $988,131,069) .......                                            988,457,499
                                                                                                           --------------
      TOTAL LONG TERM INVESTMENTS (COST $34,195,664,384) .........                                         36,829,071,761
                                                                                                           --------------

                                                                                         ----------
                                                                                           SHARES
                                                                                         ----------
    SHORT TERM INVESTMENTS 4.5%
    MONEY FUND (COST $167,074,435) 0.4%
(k) Franklin Institutional Fiduciary Trust Money Market
       Portfolio ...............................................   United States         167,074,435          167,074,435
                                                                                                           --------------


                                                              Annual Report | 93

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN INCOME FUND                                                        COUNTRY      PRINCIPAL AMOUNT(i)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        REPURCHASE AGREEMENT (COST $1,592,482,555) 4.1%
    (l) Joint Repurchase Agreement, 3.668%, 10/03/05
          (Maturity Value $1,592,969,324) .....................................  United States      1,592,482,555    $ 1,592,482,555
           ABN AMRO Bank, N.V., New York Branch
              (Maturity Value $149,691,327)
           Banc of America Securities LLC (Maturity Value $149,691,327)
           Barclays Capital Inc. (Maturity Value $149,691,327)
           Bear, Stearns & Co. Inc. (Maturity Value $95,052,480)
           BNP Paribas Securities Corp. (Maturity Value $149,691,327)
           Deutsche Bank Securities Inc. (Maturity Value $71,301,309)
           Goldman, Sachs & Co. (Maturity Value $149,691,327)
           Greenwich Capital Markets Inc. (Maturity Value $90,289,501)
           Lehman Brothers Inc. (Maturity Value $134,032,439)
           Merrill Lynch Government Securities Inc.
              (Maturity Value $149,691,327)
           Morgan Stanley & Co. Inc. (Maturity Value $149,691,327)
           UBS Securities LLC (Maturity Value $154,454,306)
              Collateralized by U.S. Government Agency Securities,
                 1.875 - 7.25%, 2/15/06 - 8/16/10; (m)U.S. Government Agency
                 Discount Notes, 10/7/05 - 9/22/08; and U.S. Treasury Notes,
                 2.50 - 6.875%, 5/15/06 - 7/15/10
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $35,955,221,374) 99.3% ............................                                       38,588,628,751
    OTHER ASSETS, LESS LIABILITIES 0.7% .......................................                                          277,311,358
                                                                                                                     ---------------
    NET ASSETS 100.0% .........................................................                                      $38,865,940,109
                                                                                                                     ===============

See Selected Portfolio Abbreviations on page 109.

(a)   Rounds to less than 0.05% of net assets.

(b)   Non-income producing.

(c)   See Note 10 regarding holdings of 5% voting securities.

(d)   See Note 8 regarding defaulted securities.

(e)   See Note 11 regarding other considerations.

(f)   See Note 9 regarding restricted and illiquid securities.

(g) See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.

(h) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $3,268,458,609, representing 8.41% of net assets.

(i)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)   The coupon rate shown represents the rate at period end.

(k) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

(l)   See Note 1(c) regarding joint repurchase agreement.

(m) A portion or all of the security is traded on a discount basis with no stated coupon rate.


94 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                           -------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS A                                                          2005           2004           2003           2002          2001
                                                           -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................     $     6.68     $     6.81     $     6.99     $     6.93    $     6.63
                                                           -------------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ..........................           0.28           0.27           0.28           0.38          0.41(d)

   Net realized and unrealized gains (losses) ........          (0.11)         (0.04)         (0.10)          0.09          0.33(d)
                                                           -------------------------------------------------------------------------
Total from investment operations .....................           0.17           0.23           0.18           0.47          0.74
                                                           -------------------------------------------------------------------------
Less distributions from net investment income ........          (0.32)         (0.36)         (0.36)         (0.41)        (0.44)
                                                           -------------------------------------------------------------------------
Redemption fees ......................................             --(c)          --(c)          --             --            --
                                                           -------------------------------------------------------------------------
Net asset value, end of year .........................     $     6.53     $     6.68     $     6.81     $     6.99    $     6.93
                                                           =========================================================================

Total return(b) ......................................           2.67%          3.46%          2.66%          7.06%        11.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $5,901,449     $6,420,381     $7,286,317     $7,726,914    $7,197,334

Ratios to average net assets:

   Expenses ..........................................           0.72%          0.70%          0.70%          0.69%         0.68%

   Net investment income .............................           4.29%          4.09%          4.11%          5.48%         6.12%(d)

Portfolio turnover rate ..............................          29.14%         41.45%         66.96%         44.62%        19.18%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d) Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

      Net investment income per share .............................   $ (0.008)
      Net realized and unrealized gains (losses) per share ........      0.008
      Ratio of net investment income to average net assets ........      (0.11)%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                         Annual Report | See notes to financial statements. | 95

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                           -------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS B                                                          2005           2004           2003           2002          2001
                                                           -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................     $     6.67     $     6.80     $     6.98     $     6.93    $     6.63
                                                           -------------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ..........................           0.25           0.24           0.25           0.34          0.37(d)

   Net realized and unrealized gains (losses) ........          (0.11)         (0.05)         (0.10)          0.09          0.33(d)
                                                           -------------------------------------------------------------------------
Total from investment operations .....................           0.14           0.19           0.15           0.43          0.70
                                                           -------------------------------------------------------------------------
Less distributions from net investment income ........          (0.29)         (0.32)         (0.33)         (0.38)        (0.40)
                                                           -------------------------------------------------------------------------
Redemption fees ......................................             --(c)          --(c)          --             --            --
                                                           -------------------------------------------------------------------------
Net asset value, end of year .........................     $     6.52     $     6.67     $     6.80     $     6.98    $     6.93
                                                           =========================================================================

Total return(b) ......................................           2.13%          2.92%          2.13%          6.37%        10.94%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $  478,788     $  568,276     $  678,814     $  559,966    $  225,517

Ratios to average net assets:

   Expenses ..........................................           1.25%          1.23%          1.23%          1.22%         1.22%

   Net investment income .............................           3.76%          3.56%          3.58%          4.95%         5.51%(d)

Portfolio turnover rate ..............................          29.14%         41.45%         66.96%         44.62%        19.18%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d) Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

      Net investment income per share .............................   $ (0.008)
      Net realized and unrealized gains (losses) per share ........      0.008
      Ratio of net investment income to average net assets ........      (0.11)%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


96 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                           -------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS C                                                          2005           2004           2003           2002          2001
                                                           -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................     $     6.65     $     6.78     $     6.97     $     6.91    $     6.61
                                                           -------------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ..........................           0.25           0.24           0.25           0.34          0.37(d)

   Net realized and unrealized gains (losses) ........          (0.11)         (0.05)         (0.11)          0.10          0.33(d)
                                                           -------------------------------------------------------------------------
Total from investment operations .....................           0.14           0.19           0.14           0.44          0.70
                                                           -------------------------------------------------------------------------
Less distributions from net investment income ........          (0.29)         (0.32)         (0.33)         (0.38)        (0.40)
                                                           -------------------------------------------------------------------------
Redemption fees ......................................             --(c)          --(c)          --             --            --
                                                           -------------------------------------------------------------------------
Net asset value, end of year .........................     $     6.50     $     6.65     $     6.78     $     6.97    $     6.91
                                                           =========================================================================

Total return(b) ......................................           2.14%          2.91%          2.00%          6.53%        10.96%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $  508,539     $  597,451     $  814,635     $  803,049    $  422,114

Ratios to average net assets:

   Expenses ..........................................           1.25%          1.23%          1.23%          1.21%         1.22%

   Net investment income .............................           3.76%          3.56%          3.58%          4.96%         5.55%(d)

Portfolio turnover rate ..............................          29.14%         41.45%         66.96%         44.62%        19.18%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d) Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

      Net investment income per share .............................   $ (0.008)
      Net realized and unrealized gains (losses) per share ........      0.008
      Ratio of net investment income to average net assets ........      (0.11)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                         Annual Report | See notes to financial statements. | 97

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                           -----------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
CLASS R                                                          2005           2004           2003           2002(d)
                                                           -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................     $     6.68     $     6.81     $     6.99     $     6.81
                                                           -----------------------------------------------------------

Income from investment operations:

   Net investment income(a) ..........................           0.26           0.25           0.25           0.25

   Net realized and unrealized gains (losses) ........          (0.11)         (0.05)         (0.09)          0.22
                                                           -----------------------------------------------------------
Total from investment operations .....................           0.15           0.20           0.16           0.47
                                                           -----------------------------------------------------------
Less distributions from net investment income ........          (0.30)         (0.33)         (0.34)         (0.29)
                                                           -----------------------------------------------------------
Redemption fees ......................................             --(c)          --(c)          --             --
                                                           -----------------------------------------------------------
Net asset value, end of year .........................     $     6.53     $     6.68     $     6.81     $     6.99
                                                           ===========================================================

Total return(b).......................................           2.29%          3.08%          2.29%          7.03%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $   65,790     $   59,431     $   54,042     $   14,042

Ratios to average net assets:

   Expenses ..........................................           1.10%          1.08%          1.08%          1.07%(e)

   Net investment income .............................           3.91%          3.71%          3.73%          5.10%(e)

Portfolio turnover rate ..............................          29.14%         41.45%         66.96%         44.62%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period January 1, 2002 (effective date) to September 30, 2002.

(e)   Annualized.


98 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                           -------------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                   2005           2004           2003           2002          2001
                                                           -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................     $     6.69     $     6.83     $     7.01     $     6.94    $     6.64
                                                           -------------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ..........................           0.29           0.28           0.29           0.38          0.43(c)

   Net realized and unrealized gains (losses) ........          (0.10)         (0.06)         (0.10)          0.11          0.32(c)
                                                           -------------------------------------------------------------------------
Total from investment operations .....................           0.19           0.22           0.19           0.49          0.75
                                                           -------------------------------------------------------------------------
Less distributions from net investment income ........          (0.33)         (0.36)         (0.37)         (0.42)        (0.45)
                                                           -------------------------------------------------------------------------
Redemption fees ......................................             --(b)          --(b)          --             --            --
                                                           -------------------------------------------------------------------------
Net asset value, end of year .........................     $     6.55     $     6.69     $     6.83     $     7.01    $     6.94
                                                           =========================================================================

Total return .........................................           2.95%          3.42%          2.79%          7.33%        11.63%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $  334,681     $  340,279     $  308,411     $  198,437    $   19,960

Ratios to average net assets:

   Expenses ..........................................           0.60%          0.58%          0.58%          0.57%         0.57%

   Net investment income .............................           4.41%          4.21%          4.23%          5.60%         6.30%(c)

Portfolio turnover rate ..............................          29.14%         41.45%         66.96%         44.62%        19.18%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.

(c) Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

      Net investment income per share .............................   $ (0.008)
      Net realized and unrealized gains (losses) per share ........      0.008
      Ratio of net investment income to average net assets ........      (0.11)%

      Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                         Annual Report | See notes to financial statements. | 99

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                            PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES 95.5%
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 95.5%
    GNMA I GP 30 Year, 8.25%, 3/15/17 - 10/15/17 ..................................     $      271,493      $      293,164
    GNMA I GP 30 Year, 9.25%, 5/15/16 - 12/15/16 ..................................            447,411             488,777
    GNMA I GP 30 Year, 10.00%, 11/15/09 - 4/15/10 .................................            455,123             488,562
    GNMA I GP 30 Year, 10.25%, 6/15/18 - 5/15/20 ..................................             13,179              14,759
    GNMA I GP 30 Year, 11.00%, 12/15/09 - 1/15/11 .................................            978,672           1,061,634
    GNMA I GP 30 Year, 11.25%, 6/15/13 - 1/15/16 ..................................            387,271             426,298
    GNMA I GP 30 Year, 11.50%, 2/15/13 - 6/15/13 ..................................             66,199              73,168
    GNMA I GP 30 Year, 11.75%, 7/15/13 - 9/15/15 ..................................             62,179              69,984
    GNMA I GP 30 Year, 12.00%, 3/15/11 - 1/15/13 ..................................             32,778              36,670
    GNMA I GP 30 Year, 12.50%, 4/15/10 - 7/15/10 ..................................             92,401             102,062
    GNMA I GP 30 Year, 12.75%, 5/15/14 ............................................              6,379               7,128
    GNMA I SF 15 Year, 6.50%, 5/15/18 - 11/15/28 ..................................          5,541,713           5,770,726
(a) GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/35 ...................................        752,977,239         746,264,964
    GNMA I SF 30 Year, 5.50%, 5/15/28 - 9/15/35 ...................................      1,588,636,374       1,605,174,905
    GNMA I SF 30 Year, 6.00%, 10/15/23 - 5/15/35 ..................................        742,857,676         761,436,799
    GNMA I SF 30 Year, 6.50%, 5/15/23 - 2/15/34 ...................................        513,643,451         535,296,565
    GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 ...................................            103,515             108,546
    GNMA I SF 30 Year, 7.00%, 10/15/09 - 9/15/32 ..................................        355,569,921         374,835,175
    GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ..................................            843,119             893,145
    GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/32 ...................................         96,708,228         103,165,781
    GNMA I SF 30 Year, 7.70%, 12/15/20 - 1/15/22 ..................................            867,432             922,417
    GNMA I SF 30 Year, 8.00%, 10/15/07 - 9/15/30 ..................................         73,463,278          78,687,380
    GNMA I SF 30 Year, 8.25%, 3/15/27 - 11/15/27 ..................................            153,926             166,589
    GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ..................................         15,332,785          16,785,017
    GNMA I SF 30 Year, 9.00%, 11/15/08 - 7/15/23 ..................................         20,013,505          21,880,967
    GNMA I SF 30 Year, 9.50%, 5/15/09 - 1/15/23 ...................................         12,741,990          14,049,774
    GNMA I SF 30 Year, 10.00%, 4/15/12 - 3/15/25 ..................................         14,793,419          16,612,044
    GNMA I SF 30 Year, 10.50%, 12/15/09 - 10/15/21 ................................         11,649,066          13,127,817
    GNMA I SF 30 Year, 11.00%, 11/15/09 - 5/15/21 .................................         11,343,118          12,478,893
    GNMA I SF 30 Year, 11.50%, 3/15/13 - 12/15/17 .................................          2,658,612           2,956,582
    GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ..................................         12,728,230          14,446,149
    GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ..................................         11,653,729          13,033,818
    GNMA I SF 30 Year, 13.00%, 7/15/10 - 1/15/16 ..................................         13,031,205          14,667,022
    GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ..................................             81,353              87,912
    GNMA II GP 30 Year, 11.50%, 8/20/13 ...........................................             18,467              20,341
(a) GNMA II SF 30 Year, 4.50%, 10/01/35 ...........................................         42,395,046          40,513,766
    GNMA II SF 30 Year, 5.00%, 7/20/33 - 6/20/35 ..................................        211,006,239         208,422,351
    GNMA II SF 30 Year, 5.00%, 9/20/33 ............................................        381,376,218         376,929,379
    GNMA II SF 30 Year, 5.00%, 10/20/33 ...........................................         80,395,811          79,458,112
    GNMA II SF 30 Year, 5.00%, 11/20/33 ...........................................         76,301,096          75,411,157
    GNMA II SF 30 Year, 5.50%, 6/20/34 ............................................        103,068,211         103,915,561
    GNMA II SF 30 Year, 5.50%, 7/20/34 - 8/20/35 ..................................        253,768,590         255,862,639
    GNMA II SF 30 Year, 5.50%, 12/20/34 ...........................................        235,788,978         237,727,459
    GNMA II SF 30 Year, 5.50%, 1/20/35 ............................................         73,550,216          74,159,274
    GNMA II SF 30 Year, 5.50%, 2/20/35 ............................................        155,702,739         156,992,090
    GNMA II SF 30 Year, 5.50%, 6/20/35 ............................................         84,715,349          85,416,864


100 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                            PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES (CONT.)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONT.)
    GNMA II SF 30 Year, 6.00%, 10/20/23 - 7/20/35 .................................     $  359,792,712      $  367,487,618
    GNMA II SF 30 Year, 6.00%, 6/20/34 ............................................         83,389,838          85,200,298
    GNMA II SF 30 Year, 6.00%, 9/20/34 ............................................        106,748,255         109,063,028
    GNMA II SF 30 Year, 6.50%, 6/20/24 - 7/20/35 ..................................        194,887,412         201,973,905
    GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ..................................        106,059,451         111,051,769
    GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 .................................         13,199,707          13,995,034
    GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ..................................          6,328,287           6,751,763
    GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ..................................          2,949,162           3,214,889
    GNMA II SF 30 Year, 9.00%, 7/20/16 - 11/20/21 .................................          1,040,666           1,134,489
    GNMA II SF 30 Year, 9.50%, 8/20/17 - 4/20/25 ..................................            647,394             716,357
    GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 .................................          1,204,553           1,348,912
    GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 .................................          3,287,993           3,688,890
    GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 .................................            531,107             585,626
    GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 .................................            265,600             294,859
    GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 .................................            581,671             655,481
    GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 ...............................            468,326             524,519
    GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 ................................            418,787             471,648
                                                                                                            --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $6,934,242,298) ........................                          6,958,899,271
                                                                                                            --------------
                                                                                        ----------------
                                                                                             SHARES
                                                                                        ----------------
    SHORT TERM INVESTMENTS 5.0%
    MONEY FUND (COST $167,072,584) 2.3%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio .................        167,072,584         167,072,584
                                                                                                            --------------
                                                                                        ----------------
                                                                                        PRINCIPAL AMOUNT
                                                                                        ----------------
    REPURCHASE AGREEMENT (COST $201,590,000) 2.7%
(c) Barclays Capital Inc., 3.20%, 10/03/05 (Maturity Value $201,643,757)
       Collateralized by U.S. Treasury Notes, 3.125%, 1/31/07 .....................     $  201,590,000         201,590,000
                                                                                                            --------------
    TOTAL INVESTMENTS (COST $7,302,904,882) 100.5% ................................                          7,327,561,855
    OTHER ASSETS, LESS LIABILITIES (0.5)% .........................................                            (38,313,390)
                                                                                                            --------------
    NET ASSETS 100.0% .............................................................                         $7,289,248,465
                                                                                                            ==============

See Selected Portfolio Abbreviations on page 109.

(a)   See Note 1(d) regarding security purchased on a to-be-announced basis.

(b) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

(c)   See Note 1(c) regarding repurchase agreement.


                        Annual Report | See notes to financial statements. | 101

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL HIGHLIGHTS

FRANKLIN UTILITIES FUND

                                                             -----------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS A                                                             2005           2004           2003          2002          2001
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $     10.16    $      8.80    $      7.96   $     10.02   $     10.89
                                                             -----------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .............................           0.45           0.43           0.42          0.46          0.46

   Net realized and unrealized gains (losses) ...........           2.42           1.33           0.85         (1.60)        (0.86)
                                                             -----------------------------------------------------------------------
Total from investment operations ........................           2.87           1.76           1.27         (1.14)        (0.40)
                                                             -----------------------------------------------------------------------
Less distributions from:

   Net investment income ................................          (0.44)         (0.40)         (0.43)        (0.45)        (0.45)

   Net realized gains ...................................             --             --             --         (0.47)        (0.02)
                                                             -----------------------------------------------------------------------
Total distributions .....................................          (0.44)         (0.40)         (0.43)        (0.92)        (0.47)
                                                             -----------------------------------------------------------------------
Redemption fees .........................................             --(c)          --(c)          --            --            --
                                                             -----------------------------------------------------------------------
Net asset value, end of year ............................    $     12.59    $     10.16    $      8.80   $      7.96   $     10.02
                                                             =======================================================================

Total return(b) .........................................          28.81%         20.40%         16.38%       (12.49)%       (4.03)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................    $ 1,986,034    $ 1,450,832    $ 1,259,886   $ 1,090,216   $ 1,349,027

Ratios to average net assets:

   Expenses .............................................           0.78%          0.80%          0.83%         0.80%         0.79%

   Net investment income ................................           3.92%          4.49%          5.00%         4.87%         4.26%

Portfolio turnover rate .................................          13.53%         16.13%         25.81%        30.60%        34.03%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


102 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                             -----------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS B                                                             2005           2004           2003          2002          2001
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $     10.15    $      8.80    $      7.97   $     10.02   $     10.90
                                                             -----------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .............................           0.39           0.38           0.37          0.41          0.41

   Net realized and unrealized gains (losses) ...........           2.42           1.33           0.85         (1.58)        (0.87)
                                                             -----------------------------------------------------------------------
Total from investment operations ........................           2.81           1.71           1.22         (1.17)        (0.46)
                                                             -----------------------------------------------------------------------
Less distributions from:

   Net investment income ................................          (0.39)         (0.36)         (0.39)        (0.41)        (0.40)

   Net realized gains ...................................             --             --             --         (0.47)        (0.02)
                                                             -----------------------------------------------------------------------
Total distributions .....................................          (0.39)         (0.36)         (0.39)        (0.88)        (0.42)
                                                             -----------------------------------------------------------------------
Redemption fees .........................................             --(c)          --(c)          --            --            --
                                                             -----------------------------------------------------------------------
Net asset value, end of year ............................    $     12.57    $     10.15    $      8.80   $      7.97   $     10.02
                                                             =======================================================================

Total return(b) .........................................          28.11%         19.71%         15.88%       (12.88)%       (4.58)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................    $   154,277    $   127,105    $    95,321   $    32,802   $    15,212

Ratios to average net assets:

   Expenses .............................................           1.28%          1.30%          1.34%         1.31%         1.30%

   Net investment income ................................           3.42%          3.99%          4.49%         4.44%         3.74%

Portfolio turnover rate .................................          13.53%         16.13%         25.81%        30.60%        34.03%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                        Annual Report | See notes to financial statements. | 103

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                             -----------------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
CLASS C                                                             2005           2004           2003          2002          2001
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $     10.13    $      8.78    $      7.95   $     10.01   $     10.88
                                                             -----------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .............................           0.39           0.38           0.36          0.41          0.41

   Net realized and unrealized gains (losses) ...........           2.42           1.33           0.86         (1.59)        (0.87)
                                                             -----------------------------------------------------------------------
Total from investment operations ........................           2.81           1.71           1.22         (1.18)        (0.46)
                                                             -----------------------------------------------------------------------
Less distributions from:

   Net investment income ................................          (0.39)         (0.36)         (0.39)        (0.41)        (0.39)

   Net realized gains ...................................             --             --             --         (0.47)        (0.02)
                                                             -----------------------------------------------------------------------
Total distributions .....................................          (0.39)         (0.36)         (0.39)        (0.88)        (0.41)
                                                             -----------------------------------------------------------------------
Redemption fees .........................................             --(c)          --(c)          --            --            --
                                                             -----------------------------------------------------------------------
Net asset value, end of year ............................    $     12.55    $     10.13    $      8.78   $      7.95   $     10.01
                                                             =======================================================================

Total return(b) .........................................          28.16%         19.76%         15.77%       (12.90)%       (4.50)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................    $   435,714    $   283,747    $   222,030   $    67,428   $    44,985

Ratios to average net assets:

   Expenses .............................................           1.28%          1.30%          1.34%         1.29%         1.30%

   Net investment income ................................           3.42%          3.99%          4.49%         4.43%         3.76%

Portfolio turnover rate .................................          13.53%         16.13%         25.81%        30.60%        34.03%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


104 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                                          ----------------------------------------------------
                                                                                        YEAR ENDED SEPTEMBER 30,
CLASS R                                                                       2005           2004        2003       2002(d)
                                                                          ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................................    $   10.15     $    8.79     $   7.96   $    9.81
                                                                          ----------------------------------------------------
Income from investment operations:

   Net investment income(a) ..........................................         0.43          0.39         0.37        0.32

   Net realized and unrealized gains (losses) ........................         2.40          1.34         0.86       (1.85)
                                                                          ----------------------------------------------------
Total from investment operations .....................................         2.83          1.73         1.23       (1.53)
                                                                          ----------------------------------------------------
Less distributions from net investment income ........................        (0.41)        (0.37)       (0.40)      (0.32)
                                                                          ----------------------------------------------------
Redemption fees ......................................................           --(c)         --(c)        --          --
                                                                          ----------------------------------------------------
Net asset value, end of year .........................................    $   12.57     $   10.15     $   8.79   $    7.96
                                                                          ====================================================

Total return(b) ......................................................        28.35%        20.02%       15.96%     (16.01)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................................    $  14,649     $   1,590     $  1,142   $     142

Ratios to average net assets:

   Expenses ..........................................................         1.13%         1.15%        1.19%       1.16%(e)

   Net investment income .............................................         3.57%         4.14%        4.64%       4.82%(e)

Portfolio turnover rate ..............................................        13.53%        16.13%       25.81%      30.60%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   For the period January 1, 2002 (effective date) to September 30, 2002.

(e)   Annualized.


                        Annual Report | See notes to financial statements. | 105

FRANKLIN CUSTODIAN FUNDS, INC.

FRANKLIN UTILITIES FUND (CONTINUED)

                                                             -----------------------------------------------------------------------
                                                                                         YEAR ENDED SEPTEMBER 30,
ADVISOR CLASS                                                       2005           2004           2003          2002          2001
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $     10.20    $      8.84    $      7.99   $     10.05   $     10.92
                                                             -----------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) .............................           0.48           0.44           0.42          0.47          0.48

   Net realized and unrealized gains (losses) ...........           2.42           1.34           0.87         (1.60)        (0.87)
                                                             -----------------------------------------------------------------------
Total from investment operations ........................           2.90           1.78           1.29         (1.13)        (0.39)
                                                             -----------------------------------------------------------------------
Less distributions from:

   Net investment income ................................          (0.46)         (0.42)         (0.44)        (0.46)        (0.46)

   Net realized gains ...................................             --             --             --         (0.47)        (0.02)
                                                             -----------------------------------------------------------------------
Total distributions .....................................          (0.46)         (0.42)         (0.44)        (0.93)        (0.48)
                                                             -----------------------------------------------------------------------
Redemption fees .........................................             --(b)          --(b)          --            --            --
                                                             -----------------------------------------------------------------------
Net asset value, end of year ............................    $     12.64    $     10.20    $      8.84   $      7.99   $     10.05
                                                             =======================================================================

Total return ............................................          29.00%         20.48%         16.61%       (12.32)%       (3.89)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................    $   110,249    $    51,586    $    47,167   $    15,664   $     8,829

Ratios to average net assets:

   Expenses .............................................           0.63%          0.65%          0.69%         0.66%         0.65%

   Net investment income ................................           4.07%          4.64%          5.14%         5.07%         4.39%

Portfolio turnover rate .................................          13.53%         16.13%         25.81%        30.60%        34.03%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.


106 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                        COUNTRY          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 93.4%
    ELECTRIC UTILITIES 77.9%
    Alliant Energy Corp. ..................................     United States     1,700,000    $   49,521,000
    Ameren Corp. ..........................................     United States     1,129,441        60,413,799
    American Electric Power Co. Inc. ......................     United States     2,106,309        83,620,467
    CenterPoint Energy Inc. ...............................     United States     1,262,800        18,777,836
    Central Vermont Public Service Corp. ..................     United States       169,200         2,961,000
    Cinergy Corp. .........................................     United States     1,900,000        84,379,000
    Consolidated Edison Inc. ..............................     United States       700,000        33,985,000
    Dominion Resources Inc. ...............................     United States     1,600,000       137,824,000
    DTE Energy Co. ........................................     United States       400,000        18,344,000
    Duke Energy Corp. .....................................     United States     1,215,400        35,453,218
    Edison International ..................................     United States     2,000,000        94,560,000
    Energy East Corp. .....................................     United States       800,000        20,152,000
    Entergy Corp. .........................................     United States     1,600,000       118,912,000
    Exelon Corp. ..........................................     United States     2,300,000       122,912,000
    FirstEnergy Corp. .....................................     United States     2,100,000       109,452,000
    FPL Group Inc. ........................................     United States     2,200,000       104,720,000
    Hawaiian Electric Industries Inc. .....................     United States       400,000        11,152,000
    ITC Holdings Corp. ....................................     United States       150,900         4,373,082
    National Grid PLC .....................................    United Kingdom     4,987,755        46,790,437
    Northeast Utilities ...................................     United States     1,400,000        27,930,000
    Pepco Holdings Inc. ...................................     United States     1,788,700        41,623,049
    PG&E Corp. ............................................     United States     1,800,000        70,650,000
    Pinnacle West Capital Corp. ...........................     United States     1,200,000        52,896,000
    PPL Corp. .............................................     United States     2,400,000        77,592,000
    Progress Energy Inc. ..................................     United States     1,600,000        71,600,000
    Public Service Enterprise Group Inc. ..................     United States     1,600,000       102,976,000
    Puget Energy Inc. .....................................     United States     1,725,000        40,503,000
    Scottish & Southern Energy PLC ........................    United Kingdom     1,500,000        27,243,872
    Scottish Power PLC ....................................    United Kingdom     6,000,000        60,465,526
(a) Sierra Pacific Resources ..............................     United States     3,472,473        51,566,224
    Southern Co. ..........................................     United States     2,300,000        82,248,000
    TXU Corp. .............................................     United States       500,000        56,440,000
    United Utilities PLC ..................................    United Kingdom     6,500,000        75,074,943
    Westar Energy Inc. ....................................     United States       900,000        21,717,000
    Wisconsin Energy Corp. ................................     United States     1,100,000        43,912,000
    Xcel Energy Inc. ......................................     United States     2,082,200        40,831,942
                                                                                               --------------
                                                                                                2,103,572,395
                                                                                               --------------

    GAS DISTRIBUTORS 11.2%
    AGL Resources Inc. ....................................     United States     1,100,000        40,821,000
    Atmos Energy Corp. ....................................     United States     1,000,000        28,250,000
    Gaz de France .........................................        France           421,100        14,083,240
    KeySpan Corp. .........................................     United States     1,000,000        36,780,000
    NiSource Inc. .........................................     United States     2,800,000        67,900,000
    ONEOK Inc. ............................................     United States       500,000        17,010,000
    Questar Corp. .........................................     United States       303,600        26,753,232
    Sempra Energy .........................................     United States     1,000,000        47,060,000
    Vectren Corp. .........................................     United States       845,000        23,955,750
                                                                                               --------------
                                                                                                  302,613,222
                                                                                               --------------


                                                             Annual Report | 107

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN UTILITIES FUND                                                  COUNTRY          SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MAJOR TELECOMMUNICATIONS 3.2%
    SBC Communications Inc. ..........................................    United States         1,900,000   $    45,543,000
    Verizon Communications Inc. ......................................    United States         1,300,000        42,497,000
                                                                                                            ---------------
                                                                                                                 88,040,000
                                                                                                            ---------------

    OIL & GAS PIPELINES 1.1%
    Kinder Morgan Inc. ...............................................    United States           300,000        28,848,000
                                                                                                            ---------------
    TOTAL COMMON STOCKS (COST $1,738,524,184) ........................                .                       2,523,073,617
                                                                                                            ---------------

    CONVERTIBLE PREFERRED STOCKS 1.3%
    ELECTRIC UTILITIES 1.3%
    CMS Energy Trust I, 7.75%, cvt. pfd. .............................    United States           260,000        13,065,000
    PNM Resources Inc., 6.75%, cvt. pfd. .............................    United States           400,000        20,900,000
                                                                                                            ---------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $33,440,520) ............                                           33,965,000
                                                                                                            ---------------

                                                                                           ----------------
                                                                                           PRINCIPAL AMOUNT
                                                                                           ----------------
    BONDS 4.7%
    ELECTRIC UTILITIES 4.7%
    CalEnergy Co. Inc., senior note, 8.48%, 9/15/28 ..................    United States   $    25,000,000        32,317,700
    CMS Energy Corp., senior note, 9.875%, 10/15/07 ..................    United States         8,500,000         9,286,250
    FirstEnergy Corp., senior note, 7.375%, 11/15/31 .................    United States        10,000,000        11,765,600
    Northeast Generation Co., senior note, 8.812%, 10/15/26 ..........    United States         7,500,000         8,460,098
    PPL Capital Funding, 8.375%, 6/15/07 .............................    United States        15,000,000        15,847,365
    TXU Corp., senior note, 6.55%, 11/15/34 ..........................    United States        40,000,000        37,324,080
    Utilicorp United Inc., senior note,
      9.95%, 2/01/11 .................................................    United States         6,000,000         6,765,000
      8.27%, 11/15/21 ................................................    United States         6,100,000         6,183,875
                                                                                                              -------------
    TOTAL BONDS (COST $117,172,319) ..................................                                          127,949,968
                                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $1,889,137,023) ................                                        2,684,988,585
                                                                                                              -------------

                                                                                            ---------------
                                                                                                 SHARES
                                                                                            ---------------
    SHORT TERM INVESTMENT (COST $7,987,222) 0.3%
(b) MONEY FUND 0.3%
    Franklin Institutional Fiduciary Trust Money Market Portfolio ....    United States         7,987,222         7,987,222
                                                                                                            ---------------
    TOTAL INVESTMENTS (COST $1,897,124,245) 99.7% ....................                                        2,692,975,807
    OTHER ASSETS, LESS LIABILITIES 0.3% ..............................                                            7,946,430
                                                                                                            ---------------
    NET ASSETS 100.0% ................................................                                      $ 2,700,922,237
                                                                                                            ===============

 See Selected Portfolio Abbreviations on page 109.

(a)   Non-income producing.

(b) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


108 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

SELECTED PORTFOLIO ABBREVIATIONS

ADR    -  American Depository Receipt
FHLMC  -  Federal Home Loan Mortgage Corporation
FRN    -  Floating Rate Note
GNMA   -  Government National Mortgage Association
GO     -  General Obligation
GP     -  Graduated Payment
SF     -  Single Family


                        Annual Report | See notes to financial statements. | 109

FRANKLIN CUSTODIAN FUNDS, INC.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2005

                                                                             -------------------------------------------------------
                                                                                 FRANKLIN           FRANKLIN           FRANKLIN
                                                                              DYNATECH FUND        GROWTH FUND        INCOME FUND
                                                                             -------------------------------------------------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .......................................    $   446,591,251    $    907,096,664    $33,986,139,735
      Cost - Non-controlled affiliated issuers (Note 10)                                  --                  --        209,524,649
      Cost - Sweep Money Fund (Note 7) ..................................          5,713,444           5,629,829        167,074,435
      Cost - Repurchase agreements ......................................          4,100,441                  --      1,592,482,555
                                                                             -------------------------------------------------------
      Total cost of investments .........................................    $   456,405,136    $    912,726,493    $35,955,221,374
                                                                             =======================================================
      Value - Unaffiliated issuers(a)....................................    $   719,049,176    $  2,219,593,355    $35,980,177,755
      Value - Non-controlled affiliated issuers (Note 10)................                 --                  --        848,894,006
      Value - Sweep Money Fund (Note 7) .................................          5,713,444           5,629,829        167,074,435
      Value - Repurchase agreements .....................................          4,100,441                  --      1,592,482,555
                                                                             -------------------------------------------------------
      Total value of investments ........................................        728,863,061       2,225,223,184     38,588,628,751
   Cash .................................................................                 --              43,605                 --
   Receivables:
      Investment securities sold ........................................                 --                  --        135,265,438
      Capital shares sold ...............................................          1,298,615           1,859,005        190,750,992
      Dividends and interest ............................................            226,530           1,772,579        313,641,658
                                                                             -------------------------------------------------------
         Total assets ...................................................        730,388,206       2,228,898,373     39,228,286,839
                                                                             -------------------------------------------------------
Liabilities:
   Payables:
      Investment securities purchased ...................................          1,934,600                  --        256,028,716
      Capital shares redeemed ...........................................          1,551,728          14,270,193         53,886,665
      Affiliates ........................................................            779,533           2,357,126         34,693,543
   Funds advanced by custodian ..........................................                 --                  --          2,234,375
   Payable upon return of securities loaned .............................          4,100,441                  --                 --
   Deferred sales proceeds (Note 11) ....................................                 --                  --         10,909,154
   Accrued expenses and other liabilities ...............................            205,937             561,975          4,594,277
                                                                             -------------------------------------------------------
         Total liabilities ..............................................          8,572,239          17,189,294        362,346,730
                                                                             -------------------------------------------------------
             Net assets, at value .......................................    $   721,815,967    $  2,211,709,079    $38,865,940,109
                                                                             =======================================================
Net assets consist of:
   Paid-in capital ......................................................    $   542,721,868    $  1,108,917,690    $36,014,010,482
   Undistributed net investment income ..................................                 --           2,307,104        145,660,727
   Net unrealized appreciation (depreciation) ...........................        272,457,925       1,312,496,691      2,633,407,377
   Accumulated net realized gain (loss) .................................        (93,363,826)       (212,012,406)        72,861,523
                                                                             -------------------------------------------------------
             Net assets, at value .......................................    $   721,815,967    $  2,211,709,079    $38,865,940,109
                                                                             =======================================================


110 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2005

                                                                             -------------------------------------------------------
                                                                                 FRANKLIN           FRANKLIN           FRANKLIN
                                                                              DYNATECH FUND        GROWTH FUND        INCOME FUND
                                                                             -------------------------------------------------------
CLASS A:
   Net assets, at value .................................................    $   628,731,861    $  1,567,674,691    $21,934,575,391
                                                                             =======================================================
   Shares outstanding ...................................................         25,164,599          45,012,785      8,784,219,014
                                                                             =======================================================
   Net asset value per share(b) .........................................    $         24.98    $          34.83    $          2.50
                                                                             =======================================================
   Maximum offering price per share (net asset value per
      share / 94.25%, 94.25% and 95.75%, respectively) ..................    $         26.50    $          36.95    $          2.61
                                                                             =======================================================
CLASS B:
   Net assets, at value .................................................    $    19,497,181    $    123,925,658    $ 3,922,395,880
                                                                             =======================================================
   Shares outstanding ...................................................            807,358           3,674,383      1,576,347,794
                                                                             =======================================================
   Net asset value and maximum offering price per share(b) ..............    $         24.15    $          33.73    $          2.49
                                                                             =======================================================
CLASS B1:
   Net assets, at value .................................................                 --                  --    $   493,063,052
                                                                             =======================================================
   Shares outstanding ...................................................                 --                  --        197,423,308
                                                                             =======================================================
   Net asset value and maximum offering price per share(b) ..............                 --                  --    $          2.50
                                                                             =======================================================
CLASS C:
   Net assets, at value .................................................    $    73,586,925    $    270,538,230    $10,113,365,406
                                                                             =======================================================
   Shares outstanding ...................................................          3,079,112           8,091,582      4,027,843,884
                                                                             =======================================================
   Net asset value and maximum offering price per share(b) ..............    $         23.90    $          33.43    $          2.51
                                                                             =======================================================
CLASS R:
   Net assets, at value .................................................                 --    $     27,818,419    $   122,222,078
                                                                             =======================================================
   Shares outstanding ...................................................                 --             804,301         49,363,932
                                                                             =======================================================
   Net asset value and maximum offering price per share(b) ..............                 --    $          34.59    $          2.48
                                                                             =======================================================
ADVISOR CLASS:
   Net assets, at value .................................................                 --    $    221,752,081    $ 2,280,318,302
                                                                             =======================================================
   Shares outstanding ...................................................                 --           6,356,069        917,113,991
                                                                             =======================================================
   Net asset value and maximum offering price per share(b) ..............                 --    $          34.89    $          2.49
                                                                             =======================================================

(a)   The Franklin DynaTech Fund includes $3,985,000 of securities loaned.

(b) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                        Annual Report | See notes to financial statements. | 111

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2005

                                                                                      --------------------------------------
                                                                                          FRANKLIN
                                                                                       U.S. GOVERNMENT         FRANKLIN
                                                                                         SECURITIES           UTILITIES
                                                                                            FUND                 FUND
                                                                                      --------------------------------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ..............................................      $  6,934,242,298     $  1,889,137,023
      Cost - Sweep Money Fund (Note 7) .........................................           167,072,584            7,987,222
      Cost - Repurchase agreements .............................................           201,590,000                   --
                                                                                      --------------------------------------
      Total cost of investments ................................................      $  7,302,904,882     $  1,897,124,245
                                                                                      ======================================
      Value - Unaffiliated issuers .............................................      $  6,958,899,271     $  2,684,988,585
      Value - Sweep Money Fund (Note 7) ........................................           167,072,584            7,987,222
      Value - Repurchase agreements ............................................           201,590,000                   --
                                                                                      --------------------------------------
      Total value of investments ...............................................         7,327,561,855        2,692,975,807
Receivables:
      Investment securities sold ...............................................            49,793,468               58,299
      Capital shares sold ......................................................             5,404,587            9,240,825
      Dividends and interest ...................................................            32,195,673            6,068,494
                                                                                      --------------------------------------
         Total assets ..........................................................         7,414,955,583        2,708,343,425
                                                                                      --------------------------------------
Liabilities:
   Payables:
      Investment securities purchased ..........................................            94,756,100                   --
      Capital shares redeemed ..................................................            24,150,418            4,725,877
      Affiliates ...............................................................             5,335,900            2,226,862
      Accrued expenses and other liabilities ...................................             1,464,700              468,449
                                                                                      --------------------------------------
         Total liabilities .....................................................           125,707,118            7,421,188
                                                                                      --------------------------------------
            Net assets, at value ...............................................      $  7,289,248,465     $  2,700,922,237
                                                                                      ======================================
Net assets consist of:
   Paid-in capital .............................................................      $  7,671,154,985     $  1,892,109,453
   Undistributed net investment income .........................................               949,733            6,871,929
   Net unrealized appreciation (depreciation) ..................................            24,656,973          795,851,562
   Accumulated net realized gain (loss) ........................................          (407,513,226)           6,089,293
                                                                                      --------------------------------------
            Net assets, at value ...............................................      $  7,289,248,465     $  2,700,922,237
                                                                                      ======================================


112 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2005

                                                                                      --------------------------------------
                                                                                          FRANKLIN
                                                                                       U.S. GOVERNMENT         FRANKLIN
                                                                                         SECURITIES           UTILITIES
                                                                                            FUND                 FUND
                                                                                      --------------------------------------
CLASS A:
   Net assets, at value ........................................................      $  5,901,449,480     $  1,986,033,672
                                                                                      ======================================
   Shares outstanding ..........................................................           903,489,041          157,797,966
                                                                                      ======================================
   Net asset value per share(a) ................................................      $           6.53     $          12.59
                                                                                      ======================================
   Maximum offering price per share (net asset value per share / 95.75%) .......      $           6.82     $          13.15
                                                                                      ======================================
CLASS B:
   Net assets, at value ........................................................      $    478,788,494     $    154,276,666
                                                                                      ======================================
   Shares outstanding ..........................................................            73,400,564           12,268,604
                                                                                      ======================================
   Net asset value and maximum offering price per share(a) .....................      $           6.52     $          12.57
                                                                                      ======================================
CLASS C:
   Net assets, at value ........................................................      $    508,539,186     $    435,714,336
                                                                                      ======================================
   Shares outstanding ..........................................................            78,201,196           34,716,544
                                                                                      ======================================
   Net asset value and maximum offering price per share(a) .....................      $           6.50     $          12.55
                                                                                      ======================================
CLASS R:
   Net assets, at value ........................................................      $     65,789,870     $     14,648,548
                                                                                      ======================================
   Shares outstanding ..........................................................            10,079,805            1,165,785
                                                                                      ======================================
   Net asset value and maximum offering price per share(a) .....................      $           6.53     $          12.57
                                                                                      ======================================
ADVISOR CLASS:
   Net assets, at value ........................................................      $    334,681,435     $    110,249,015
                                                                                      ======================================
   Shares outstanding ..........................................................            51,129,872            8,725,547
                                                                                      ======================================
   Net asset value and maximum offering price per share(a) .....................      $           6.55     $          12.64
                                                                                      ======================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                        Annual Report | See notes to financial statements. | 113

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF OPERATIONS
for the year ended September 30, 2005

                                                                             -------------------------------------------------------
                                                                                 FRANKLIN           FRANKLIN           FRANKLIN
                                                                              DYNATECH FUND        GROWTH FUND        INCOME FUND
                                                                             -------------------------------------------------------
Investment income:
   Dividends:
      Unaffiliated issuers ..............................................    $     6,787,716    $     29,124,025    $   788,093,935
      Non-controlled affiliated issuers (Note 10) .......................                 --                  --          7,200,154
      Sweep Money Fund (Note 7) .........................................            157,146              78,779          4,086,555
   Interest:
      Unaffiliated issuers ..............................................                 --                  --      1,208,447,716
      Non-controlled affiliated issuers (Note 10) .......................                 --                  --         17,063,936
   Income from securities loaned - net ..................................             98,961                  --            124,691
   Other income (Note 13) ...............................................             27,651             104,408            679,468
                                                                             -------------------------------------------------------
         Total investment income ........................................          7,071,474          29,307,212      2,025,696,455
                                                                             -------------------------------------------------------
Expenses:
   Management fees (Note 3a) ............................................          3,470,695          10,099,817        133,282,748
   Distribution fees: (Note 3c)
      Class A ...........................................................          1,569,123           3,929,055         27,170,455
      Class B ...........................................................            194,764           1,256,761         38,676,586
      Class B1 ..........................................................                 --                  --          3,291,640
      Class C ...........................................................            745,727           2,736,525         54,349,278
      Class R ...........................................................                 --             119,377            498,117
   Transfer agent fees (Note 3e) ........................................          1,549,813           4,192,841         24,253,184
   Custodian fees (Note 4) ..............................................             21,144              55,223            757,039
   Reports to shareholders ..............................................            269,098             559,460          3,494,707
   Registration and filing fees .........................................             51,954              81,004          1,796,378
   Professional fees (Note 3g) ..........................................             28,215              49,978            326,780
   Directors' fees and expenses .........................................              2,933               8,798            124,193
   Other ................................................................             28,158              70,679            877,647
                                                                             -------------------------------------------------------
         Total expenses .................................................          7,931,624          23,159,518        288,898,752
         Expense reductions (Note 4) ....................................                 (5)               (303)           (46,156)
         Expenses waived/paid by affiliate (Note 3f) ....................                 --                  --            (40,849)
                                                                             -------------------------------------------------------
           Net expenses .................................................          7,931,619          23,159,215        288,811,747
                                                                             -------------------------------------------------------
             Net investment income (loss) ...............................           (860,145)          6,147,997      1,736,884,708
                                                                             -------------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments:
         Unaffiliated issuers ...........................................           (901,292)         33,743,139        383,688,354
         Non-controlled affiliated issuers (Note 10) ....................               --                  --           24,527,475
      Foreign currency transactions .....................................             (3,804)             (4,880)           508,375
                                                                             -------------------------------------------------------
             Net realized gain (loss) ...................................           (905,096)         33,738,259        408,724,204
                                                                             -------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .......................................................         93,542,036         244,117,335        893,534,147
      Translation of assets and liabilities denominated in foreign
         currencies .....................................................                 --                  --               (111)
                                                                             -------------------------------------------------------
             Net change in unrealized appreciation (depreciation) .......         93,542,036         244,117,335        893,534,036
                                                                             -------------------------------------------------------
Net realized and unrealized gain (loss) .................................         92,636,940         277,855,594      1,302,258,240
                                                                             -------------------------------------------------------
Net increase (decrease) in net assets resulting from operations .........    $    91,776,795    $    284,003,591    $ 3,039,142,948
                                                                             =======================================================


114 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF OPERATIONS (CONTINUED)
for the year ended September 30, 2005

                                                                                      --------------------------------------
                                                                                          FRANKLIN
                                                                                       U.S. GOVERNMENT         FRANKLIN
                                                                                         SECURITIES           UTILITIES
                                                                                            FUND                 FUND
                                                                                      --------------------------------------
Investment income:
   Dividends:
      Unaffiliated issuers .....................................................      $             --     $     97,620,143
      Sweep Money Fund (Note 7) ................................................             3,967,130              262,952
   Interest ....................................................................           377,056,999            9,533,650
   Income from securities loaned - net .........................................                    --               36,498
   Other income (Note 13) ......................................................                    --               52,932
                                                                                      --------------------------------------
         Total investment income ...............................................           381,024,129          107,506,175
                                                                                      --------------------------------------
Expenses:
   Management fees (Note 3a) ...................................................            33,766,656           10,685,551
   Distribution fees: (Note 3c)
      Class A ..................................................................             7,620,591            2,540,362
      Class B ..................................................................             3,400,433              927,191
      Class C ..................................................................             3,558,091            2,327,991
      Class R ..................................................................               312,327               29,828
   Transfer agent fees (Note 3e) ...............................................             9,499,318            2,833,512
   Custodian fees (Note 4) .....................................................               148,761               69,670
   Reports to shareholders .....................................................             1,506,332              490,205
   Registration and filing fees ................................................               166,694              143,470
   Professional fees (Note 3g) .................................................                98,834               53,372
   Directors' fees and expenses ................................................                31,369                8,730
   Other .......................................................................               370,640               68,503
                                                                                      --------------------------------------
         Total expenses ........................................................            60,480,046           20,178,385
         Expense reductions (Note 4) ...........................................               (19,518)              (1,922)
                                                                                      --------------------------------------
           Net expenses ........................................................            60,460,528           20,176,463
                                                                                      --------------------------------------
              Net investment income ............................................           320,563,601           87,329,712
                                                                                      --------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ..............................................................             3,270,275           86,966,351
      Foreign currency transactions ............................................                    --             (369,187)
                                                                                      --------------------------------------
              Net realized gain (loss) .........................................             3,270,275           86,597,164
                                                                                      --------------------------------------
   Net change in unrealized appreciation (depreciation) on investments .........          (126,557,362)         395,798,703
                                                                                      --------------------------------------
Net realized and unrealized gain (loss) ........................................          (123,287,087)         482,395,867
                                                                                      --------------------------------------
Net increase (decrease) in net assets resulting from operations ................      $    197,276,514     $    569,725,579
                                                                                      ======================================


                        Annual Report | See notes to financial statements. | 115

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                           -------------------------------------------------------------------------
                                                                 FRANKLIN DYNATECH FUND                 FRANKLIN GROWTH FUND
                                                           -------------------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,               YEAR ENDED SEPTEMBER 30,
                                                                 2005               2004              2005               2004
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ...................     $      (860,145)   $    (3,634,884)   $     6,147,997    $     1,223,391
      Net realized gain (loss) from investments and
         foreign currency transactions ...............            (905,096)       (14,029,079)        33,738,259          6,262,419
      Net change in unrealized appreciation
         (depreciation) on investments ...............          93,542,036         73,445,772        244,117,335        247,296,583
                                                           -------------------------------------------------------------------------
             Net increase (decrease) in net assets
               resulting from operations .............          91,776,795         55,781,809        284,003,591        254,782,393
                                                           -------------------------------------------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A .....................................                  --                 --         (3,882,872)        (1,532,029)
         Class R .....................................                  --                 --            (10,415)                --
         Advisor Class ...............................                  --                 --           (732,270)          (173,053)
                                                           -------------------------------------------------------------------------
   Total distributions to shareholders ...............                  --                 --         (4,625,557)        (1,705,082)
                                                           -------------------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A .....................................         (91,991,179)        31,657,014       (168,604,093)       (98,948,884)
         Class B .....................................          (1,613,902)         7,768,447        (13,722,938)         4,780,418
         Class C .....................................         (10,942,390)         3,332,636        (33,781,675)       (22,857,255)
         Class R .....................................                  --                 --          4,768,742          3,224,209
         Advisor Class ...............................                  --                 --         66,279,985         85,716,783
                                                           -------------------------------------------------------------------------
   Total capital share transactions ..................        (104,547,471)        42,758,097       (145,059,979)       (28,084,729)
                                                           -------------------------------------------------------------------------
   Redemption fees ...................................               1,039                691             11,358              6,295
                                                           -------------------------------------------------------------------------
             Net increase (decrease) in net assets ...         (12,769,637)        98,540,597        134,329,413        224,998,877
Net assets:
   Beginning of year .................................         734,585,604        636,045,007      2,077,379,666      1,852,380,789
                                                           -------------------------------------------------------------------------
   End of year .......................................     $   721,815,967    $   734,585,604    $ 2,211,709,079    $ 2,077,379,666
                                                           =========================================================================
Undistributed net investment income included in  net
   assets:
      End of year ....................................     $            --    $            --    $     2,307,104    $       782,484
                                                           =========================================================================


116 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           -------------------------------------------------------------------------
                                                                                                             FRANKLIN
                                                                  FRANKLIN INCOME FUND             U.S. GOVERNMENT SECURITIES FUND
                                                           -------------------------------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,             YEAR ENDED SEPTEMBER 30,
                                                                 2005              2004                2005               2004
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ..........................     $ 1,736,884,708    $ 1,044,441,688    $   320,563,601    $   339,860,811
      Net realized gain (loss) from investments
         and foreign currency transactions ...........         408,724,204        451,159,295          3,270,275          2,260,202
      Net change in unrealized appreciation
         (depreciation) on investments and
         translation of assets and liabilities
         denominated in foreign currencies ...........         893,534,036      1,332,443,859       (126,557,362)       (71,149,291)
                                                           -------------------------------------------------------------------------
           Net increase (decrease) in net assets
              resulting from operations ..............       3,039,142,948      2,828,044,842        197,276,514        270,971,722
                                                           -------------------------------------------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A .....................................      (1,104,437,012)      (798,349,922)      (302,745,166)      (364,404,705)
         Class B .....................................        (206,484,397)      (162,621,962)       (23,185,787)       (29,981,316)
         Class B1 ....................................         (28,826,258)       (31,263,684)                --                 --
         Class C .....................................        (461,493,148)      (316,248,066)       (24,272,966)       (33,894,559)
         Class R .....................................          (5,706,119)        (3,457,009)        (2,810,550)        (2,762,490)
         Advisor Class ...............................         (95,145,372)       (28,902,829)       (15,327,999)       (17,122,309)
      Net realized gains:
         Class A .....................................         (84,143,096)       (55,088,598)                --                 --
         Class B .....................................         (19,751,225)       (12,569,134)                --                 --
         Class B1 ....................................          (2,705,174)        (2,636,974)                --                 --
         Class C .....................................         (37,975,944)       (22,715,500)                --                 --
         Class R .....................................            (432,526)          (216,288)                --                 --
         Advisor Class ...............................          (5,808,100)          (943,590)                --                 --
                                                           -------------------------------------------------------------------------
   Total distributions to shareholders ...............      (2,052,908,371)    (1,435,013,556)      (368,342,468)      (448,165,379)
                                                           -------------------------------------------------------------------------
   Capital share transactions: (Note 2)
         Class A .....................................       6,640,381,449      4,294,278,432       (380,358,442)      (724,886,754)
         Class B .....................................         317,307,812      1,219,777,152        (77,684,862)       (97,262,940)
         Class B1 ....................................         (34,777,479)       (19,911,534)                --                 --
         Class C .....................................       3,242,801,825      2,514,302,239        (76,479,175)      (201,426,271)
         Class R .....................................          46,237,588         33,450,501          7,779,886          6,444,739
         Advisor Class ...............................       1,334,835,525        783,062,664          1,208,804         37,919,958
                                                           -------------------------------------------------------------------------
   Total capital share transactions ..................      11,546,786,720      8,824,959,454       (525,533,789)      (979,211,268)
                                                           -------------------------------------------------------------------------
   Redemption fees ...................................             173,429             13,225             31,088              3,103
                                                           -------------------------------------------------------------------------
         Net increase (decrease) in net assets .......      12,533,194,726     10,218,003,965       (696,568,655)    (1,156,401,822)
   Net assets:
      Beginning of year ..............................      26,332,745,383     16,114,741,418      7,985,817,120      9,142,218,942
                                                           -------------------------------------------------------------------------
      End of year ....................................     $38,865,940,109    $26,332,745,383    $ 7,289,248,465    $ 7,985,817,120
                                                           =========================================================================
   Undistributed net investment income included in
      net assets:
         End of year .................................     $   145,660,727    $    52,657,223    $       949,733    $       113,851
                                                           =========================================================================


                        Annual Report | See notes to financial statements. | 117

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                      --------------------------------------
                                                                                              FRANKLIN UTILITIES FUND
                                                                                      --------------------------------------
                                                                                             YEAR ENDED SEPTEMBER 30,
                                                                                            2005                 2004
                                                                                      --------------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ........................................................     $     87,329,712     $     77,992,985
   Net realized gain (loss) from investments and foreign currency transactions ..           86,597,164           17,758,493
   Net change in unrealized appreciation (depreciation) on investments ..........          395,798,703          229,110,659
                                                                                      --------------------------------------
         Net increase (decrease) in net assets resulting from operations ........          569,725,579          324,862,137
                                                                                      --------------------------------------
 Distributions to shareholders from:
   Net investment income:
      Class A ...................................................................          (65,898,832)         (57,157,619)
      Class B ...................................................................           (4,861,315)          (4,239,501)
      Class C ...................................................................          (12,160,417)          (9,771,431)
      Class R ...................................................................             (210,458)             (51,170)
      Advisor Class .............................................................           (3,309,596)          (2,242,376)
                                                                                      --------------------------------------
 Total distributions to shareholders ............................................          (86,440,618)         (73,462,097)
                                                                                      --------------------------------------
 Capital share transactions: (Note 2)
      Class A ...................................................................          175,567,341           (1,380,506)
      Class B ...................................................................           (3,086,774)          15,905,081
      Class C ...................................................................           76,710,176           25,559,310
      Class R ...................................................................           11,865,292              262,939
      Advisor Class .............................................................           41,716,286           (2,434,692)
                                                                                      --------------------------------------
 Total capital share transactions ...............................................          302,772,321           37,912,132
                                                                                      --------------------------------------
 Redemption fees ................................................................                4,687                1,274
                                                                                      --------------------------------------
         Net increase (decrease) in net assets ..................................          786,061,969          289,313,446
Net assets:
 Beginning of year ..............................................................        1,914,860,268        1,625,546,822
                                                                                      --------------------------------------
 End of year ....................................................................     $  2,700,922,237     $  1,914,860,268
                                                                                      ======================================
Undistributed net investment income included in net assets:
 End of year ....................................................................     $      6,871,929     $      5,174,244
                                                                                      --------------------------------------


118 | See notes to financial statements. | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Custodian Funds, Inc. (the Custodian Funds) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of five series (the Funds).

The following summarizes the Funds' significant accounting policies.

A.    SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, and other mortgage-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                                                             Annual Report | 119

FRANKLIN CUSTODIAN FUNDS, INC.

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.    FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C.    REPURCHASE AGREEMENTS

Certain Funds may enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Certain Funds may enter into repurchase agreements which are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At September 30, 2005, all repurchase agreements held by the Funds had been entered into on that date.

D.    SECURITIES PURCHASED ON A WHEN-ISSUED, DELAYED DELIVERY, OR TBA BASIS

The Funds may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


120 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.    FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

F.    SECURITIES LENDING

The Franklin DynaTech Fund, Franklin Income Fund and Franklin Utilities Fund loan securities to certain brokers through a securities lending agent for which they received cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term instruments as noted in the Statement of Investments. The Funds receive interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The Funds bear the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the Funds in the case of default of any securities borrower. At September 30, 2005, the Franklin Income Fund and Franklin Utilities Fund had no securities on loan.

G.    INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

H.    SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

Common expenses incurred by the Custodian Funds are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Custodian Funds. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                             Annual Report | 121

FRANKLIN CUSTODIAN FUNDS, INC.

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

I.    ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J.    REDEMPTION FEES

A short-term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

K.    GUARANTEES AND INDEMNIFICATIONS

Under the Custodian Funds' organizational documents, their officers and directors are indemnified by the Custodian Funds against certain liabilities arising out of the performance of their duties to the Custodian Funds. Additionally, in the normal course of business, the Custodian Funds enter into contracts with service providers that contain general indemnification clauses. The Custodian Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Custodian Funds that have not yet occurred. However, based on experience, the Custodian Funds expect the risk of loss to be remote.

2.    CAPITAL STOCK

The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

------------------------------------------------------------------------------------------------------------
CLASS A, CLASS B              CLASS A, CLASS B, CLASS C,                    CLASS A, CLASS B, CLASS B1,
& CLASS C                     CLASS R & ADVISOR CLASS                       CLASS C, CLASS R & ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Franklin DynaTech Fund        Franklin Growth Fund                          Franklin Income Fund
                              Franklin U.S. Government Securities Fund
                              Franklin Utilities Fund


122 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

At September 30, 2005, there were 44.2 billion shares authorized ($0.01 par value), allocated to the Funds as follows (in millions):

                                                             --------------------------------------------------------------
                                                                                                   FRANKLIN
                                                             FRANKLIN    FRANKLIN   FRANKLIN   U.S. GOVERNMENT   FRANKLIN
                                                             DYNATECH     GROWTH     INCOME       SECURITIES     UTILITIES
                                                               FUND        FUND       FUND           FUND           FUND
                                                             --------------------------------------------------------------

Class A .............................................          250           250     15,200         2,500            400
Class B .............................................          500           750      2,000         1,000            750
Class B1 ............................................           --            --      1,000            --             --
Class C .............................................          250           250      7,200         2,500            400
Class R .............................................           --         1,000      1,000         1,000          1,000
Advisor Class .......................................           --         1,000      2,000         1,000          1,000

Transactions in the Funds' shares were as follows:

                                                  ------------------------------------------------------------------------
                                                       FRANKLIN DYNATECH FUND                 FRANKLIN GROWTH FUND
                                                  -------------------------------------------------------------------------
                                                    SHARES              AMOUNT             SHARES               AMOUNT
                                                  -------------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2005
   Shares sold .............................       5,939,499        $  140,943,371         4,972,706       $   165,487,177
   Shares issued in reinvestment
     of distributions ......................              --                    --           106,686             3,548,371
   Shares redeemed .........................      (9,857,258)         (232,934,550)      (10,153,867)         (337,639,641)
                                                  -------------------------------------------------------------------------
   Net increase (decrease) .................      (3,917,759)       $  (91,991,179)       (5,074,475)      $  (168,604,093)
                                                  =========================================================================
Year ended September 30, 2004
   Shares sold .............................       9,014,383        $  201,786,839         6,395,481       $   193,229,695
   Shares issued in reinvestment
     of distributions ......................              --                    --            47,975             1,399,446
   Shares redeemed .........................      (7,626,280)         (170,129,825)       (9,722,445)         (293,578,025)
                                                  -------------------------------------------------------------------------
   Net increase (decrease) .................       1,388,103        $   31,657,014        (3,278,989)      $   (98,948,884)
                                                  =========================================================================
CLASS B SHARES:
Year ended September 30, 2005
   Shares sold .............................         133,963        $    3,049,030           242,741       $     7,743,683
   Shares redeemed .........................        (204,804)           (4,662,932)         (666,084)          (21,466,621)
                                                  -------------------------------------------------------------------------
   Net increase (decrease) .................         (70,841)       $   (1,613,902)         (423,343)      $   (13,722,938)
                                                  =========================================================================
Year ended September 30, 2004
   Shares sold .............................         463,560        $   10,173,910           731,263       $    21,476,065
   Shares redeemed .........................        (111,081)           (2,405,463)         (565,876)          (16,695,647)
                                                  -------------------------------------------------------------------------
   Net increase (decrease) .................         352,479        $    7,768,447           165,387       $     4,780,418
                                                  =========================================================================
CLASS C SHARES:
Year ended September 30, 2005
   Shares sold .............................         482,114        $   10,909,830           886,979       $    28,487,942
   Shares redeemed .........................        (969,317)          (21,852,220)       (1,948,771)          (62,269,617)
                                                  -------------------------------------------------------------------------
   Net increase (decrease) .................        (487,203)       $  (10,942,390)       (1,061,792)      $   (33,781,675)
                                                  =========================================================================
Year ended September 30, 2004
   Shares sold .............................         917,943        $   19,881,973         1,305,882       $    38,083,688
   Shares redeemed .........................        (769,633)          (16,549,337)       (2,084,652)          (60,940,943)
                                                  -------------------------------------------------------------------------
   Net increase (decrease) .................         148,310        $    3,332,636          (778,770)      $   (22,857,255)
                                                  =========================================================================


                                                             Annual Report | 123

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

                                                                                       -------------------------------------
                                                                                               FRANKLIN GROWTH FUND
                                                                                       -------------------------------------
                                                                                          SHARES                AMOUNT
                                                                                       -------------------------------------
CLASS R SHARES:
Year ended September 30, 2005
   Shares sold ...................................................................           301,713       $      9,964,493
   Shares issued in reinvestment of distributions ................................               313                 10,387
   Shares redeemed ...............................................................          (157,760)            (5,206,138)
                                                                                       -------------------------------------
   Net increase (decrease) .......................................................           144,266       $      4,768,742
                                                                                       =====================================
Year ended September 30, 2004
   Shares sold ...................................................................           254,043       $      7,608,802
   Shares redeemed ...............................................................          (145,872)            (4,384,593)
                                                                                       -------------------------------------
   Net increase (decrease) .......................................................           108,171       $      3,224,209
                                                                                       =====================================
ADVISOR CLASS SHARES:
Year ended September 30, 2005
   Shares sold ...................................................................         2,738,052       $     91,354,618
   Shares issued in reinvestment of distributions ................................            21,696                721,407
   Shares redeemed ...............................................................          (756,109)           (25,796,040)
                                                                                       -------------------------------------
   Net increase (decrease) .......................................................         2,003,639       $     66,279,985
                                                                                       =====================================
Year ended September 30, 2004
   Shares sold ...................................................................         2,942,725       $     89,412,412
   Shares issued in reinvestment of distributions ................................             5,745                167,517
   Shares redeemed ...............................................................          (127,887)            (3,863,146)
                                                                                       -------------------------------------
   Net increase (decrease) .......................................................         2,820,583       $     85,716,783
                                                                                       =====================================

                                                  --------------------------------------------------------------------------
                                                                                            FRANKLIN U.S. GOVERNMENT
                                                         FRANKLIN INCOME FUND                    SECURITIES FUND
                                                  --------------------------------------------------------------------------
                                                    SHARES              AMOUNT             SHARES               AMOUNT
                                                  --------------------------------------------------------------------------
CLASS A SHARES:
Year ended September 30, 2005
   Shares sold ................................   3,233,548,786   $  7,991,126,134        80,655,804       $    532,927,988
   Shares issued on merger
     (Note 12) ................................      22,580,678         57,129,115                --                     --
   Shares issued in reinvestment
     of distributions .........................     310,204,492        763,747,314        29,003,758            191,550,552
   Shares redeemed ............................    (879,645,185)    (2,171,621,114)     (167,123,344)        (1,104,836,982)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................   2,686,688,771   $  6,640,381,449       (57,463,782)      $   (380,358,442)
                                                  ==========================================================================
Year ended September 30, 2004
   Shares sold ................................   2,247,241,860   $  5,316,264,931        86,401,010       $    578,723,039
   Shares issued in reinvestment
     of distributions. ........................     226,682,607        533,294,345        33,946,772            226,702,288
   Shares redeemed ............................    (658,551,288)    (1,555,280,844)     (228,919,042)        (1,530,312,081)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................   1,815,373,179   $  4,294,278,432      (108,571,260)      $   (724,886,754)
                                                  ==========================================================================
CLASS B SHARES:
Year ended September 30, 2005
   Shares sold ................................     216,067,791   $    530,027,930         2,734,327       $     18,126,694
   Shares issued in reinvestment
     of distributions .........................      58,417,660        143,410,552         2,446,399             16,142,982
   Shares redeemed ............................    (144,791,444)      (356,130,670)      (16,950,873)          (111,954,538)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................     129,694,007   $    317,307,812       (11,770,147)      $    (77,684,862)
                                                  ==========================================================================


124 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

                                                  --------------------------------------------------------------------------
                                                                                             FRANKLIN U.S. GOVERNMENT
                                                         FRANKLIN  INCOME FUND                   SECURITIES FUND
                                                  --------------------------------------------------------------------------
                                                     SHARES            AMOUNT               SHARES               AMOUNT
                                                  --------------------------------------------------------------------------
CLASS B SHARES: (CONTINUED)
Year ended September 30, 2004
   Shares sold ................................     580,969,805   $  1,367,704,171         8,827,015       $     59,118,085
   Shares issued in reinvestment
      of distributions ........................      43,346,237        108,838,135         3,121,214             20,832,270
   Shares redeemed ............................    (109,027,856)      (256,765,154)      (26,551,545)          (177,213,295)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................     515,288,186   $  1,219,777,152       (14,603,316)      $    (97,262,940)
                                                  ==========================================================================
CLASS B1 SHARES:
Year ended September 30, 2005
   Shares sold ................................       2,378,752   $      5,860,213
   Shares issued in reinvestment
      of distributions ........................       7,165,232         17,644,463
   Shares redeemed ............................     (23,606,754)       (58,282,155)
                                                  ---------------------------------
   Net increase (decrease) ....................     (14,062,770)  $    (34,777,479)
                                                  =================================
Year ended September 30, 2004
   Shares sold ................................       6,809,085   $     16,060,956
   Shares issued in reinvestment
      of distributions ........................       8,043,400         18,919,939
   Shares redeemed ............................     (23,231,386)       (54,892,429)
                                                  ---------------------------------
   Net increase (decrease) ....................      (8,378,901)  $    (19,911,534)
                                                  =================================
CLASS C SHARES:
Year ended September 30, 2005
   Shares sold ................................   1,587,994,257   $  3,945,015,780        11,343,153       $     74,643,597
   Shares issued in reinvestment
      of distributions ........................     128,622,410        318,755,436         2,413,285             15,876,049
   Shares redeemed ............................    (411,346,115)    (1,020,969,391)      (25,359,338)          (166,998,821)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................   1,305,270,552   $  3,242,801,825       (11,602,900)      $    (76,479,175)
                                                  ==========================================================================
Year ended September 30, 2004
   Shares sold ................................   1,255,981,744   $  2,984,372,367        14,861,247       $     99,281,128
   Shares issued in reinvestment
      of distributions ........................      91,955,343        217,651,704         3,312,543             22,050,949
   Shares redeemed ............................    (289,468,688)      (687,721,832)      (48,451,915)          (322,758,348)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................   1,058,468,399   $  2,514,302,239       (30,278,125)      $   (201,426,271)
                                                  ==========================================================================
CLASS R SHARES:
Year ended September 30, 2005
   Shares sold ................................      26,352,002   $     64,518,265         4,180,818       $     27,602,806
   Shares issued in reinvestment
      of distributions ........................       2,379,605          5,812,421           421,527              2,782,416
   Shares redeemed ............................      (9,872,431)       (24,093,098)       (3,423,452)           (22,605,336)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................      18,859,176   $     46,237,588         1,178,893       $      7,779,886
                                                  ==========================================================================
Year ended September 30, 2004
   Shares sold ................................      19,381,084   $     45,663,790         3,748,305       $     25,113,231
   Shares issued in reinvestment
      of distributions ........................       1,500,196          3,505,433           413,848              2,748,659

   Shares redeemed ............................      (6,682,743)       (15,718,722)       (3,195,508)           (21,417,151)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................      14,198,537   $     33,450,501           964,645       $      6,444,739
                                                  ==========================================================================


                                                             Annual Report | 125

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

                                                  --------------------------------------------------------------------------
                                                                                             FRANKLIN U.S. GOVERNMENT
                                                       FRANKLIN  INCOME FUND                      SECURITIES FUND
                                                  --------------------------------------------------------------------------
                                                      SHARES           AMOUNT               SHARES              AMOUNT
                                                  --------------------------------------------------------------------------
ADVISOR CLASS SHARES:
Year ended September 30, 2005
   Shares sold ................................     525,718,339   $  1,292,792,031        13,517,268       $     89,567,508
   Shares issued in reinvestment
      of distributions ........................      38,816,130         95,287,128         1,992,298             13,178,931
   Shares redeemed ............................     (21,661,227)       (53,243,634)      (15,208,235)          (101,537,635)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................     542,873,242   $  1,334,835,525           301,331       $      1,208,804
                                                  ==========================================================================
Year ended September 30, 2004
   Shares sold ................................     335,191,629   $    790,679,833        10,246,929       $     68,640,458
   Shares issued in reinvestment
      of distributions ........................      11,426,569         26,885,121         2,127,795             14,230,250
   Shares redeemed ............................     (14,744,719)       (34,502,290)       (6,731,932)           (44,950,750)
                                                  --------------------------------------------------------------------------
   Net increase (decrease) ....................     331,873,479   $    783,062,664         5,642,792       $     37,919,958
                                                  ==========================================================================

                                                                                       -------------------------------------
                                                                                            FRANKLIN UTILITIES FUND
                                                                                       -------------------------------------
                                                                                           SHARES               AMOUNT
                                                                                       -------------------------------------
CLASS A SHARES:
Year ended September 30, 2005
   Shares sold ...................................................................        34,569,804       $    400,170,506
   Shares issued in reinvestment of distributions ................................         4,305,025             49,165,990
   Shares redeemed ...............................................................       (23,851,552)          (273,769,155)
                                                                                       -------------------------------------
   Net increase (decrease) .......................................................        15,023,277       $    175,567,341
                                                                                       =====================================
Year ended September 30, 2004
   Shares sold ...................................................................        18,406,095       $    176,356,055
   Shares issued in reinvestment of distributions ................................         4,465,126             42,773,250
   Shares redeemed ...............................................................       (23,203,973)          (220,509,811)
                                                                                       -------------------------------------
   Net increase (decrease) .......................................................          (332,752)      $     (1,380,506)
                                                                                       =====================================
CLASS B SHARES:
Year ended September 30, 2005
   Shares sold ...................................................................         1,759,896       $     19,743,236
   Shares issued in reinvestment of distributions ................................           224,565              2,562,564
   Shares redeemed ...............................................................        (2,233,960)           (25,392,574)
                                                                                       -------------------------------------
   Net increase (decrease) .......................................................          (249,499)      $     (3,086,774)
                                                                                       =====================================
Year ended September 30, 2004
   Shares sold ...................................................................         3,179,780       $     30,167,433
   Shares issued in reinvestment of distributions ................................           230,148              2,206,595
   Shares redeemed ...............................................................        (1,725,148)           (16,468,947)
                                                                                       -------------------------------------
   Net increase (decrease) .......................................................         1,684,780       $     15,905,081
                                                                                       =====================================
CLASS C SHARES:
Year ended September 30, 2005
   Shares sold ...................................................................        12,226,563       $    139,657,945
   Shares issued in reinvestment of distributions ................................           495,205              5,658,566
   Shares redeemed ...............................................................        (6,002,579)           (68,606,335)
                                                                                       -------------------------------------
   Net increase (decrease) .......................................................         6,719,189       $     76,710,176
                                                                                       =====================================


126 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

2. CAPITAL STOCK (CONTINUED)

                                                                                ---------------------------
                                                                                 FRANKLIN UTILITIES FUND
                                                                                ---------------------------
                                                                                  SHARES         AMOUNT
                                                                                ---------------------------
CLASS C SHARES: (CONTINUED)
Year ended September 30, 2004
   Shares sold .............................................................     9,181,623    $ 87,063,153
   Shares issued in reinvestment of distributions ..........................       515,325       4,924,301
   Shares redeemed .........................................................    (6,976,972)    (66,428,144)
                                                                                ---------------------------
   Net increase (decrease) .................................................     2,719,976    $ 25,559,310
                                                                                ===========================
CLASS R SHARES:
Year ended September 30, 2005
   Shares sold .............................................................     1,167,612    $ 13,713,510
   Shares issued in reinvestment of distributions ..........................        17,357         204,087
   Shares redeemed .........................................................      (175,789)     (2,052,305)
                                                                                ---------------------------
   Net increase (decrease) .................................................     1,009,180    $ 11,865,292
                                                                                ===========================
Year ended September 30, 2004
   Shares sold .............................................................        91,198    $    872,504
   Shares issued in reinvestment of distributions ..........................         5,281          50,695
   Shares redeemed .........................................................       (69,748)       (660,260)
                                                                                ---------------------------
   Net increase (decrease) .................................................        26,731    $    262,939
                                                                                ===========================
ADVISOR CLASS SHARES:
Year ended September 30, 2005
   Shares sold .............................................................     5,741,424    $ 65,649,487
   Shares issued in reinvestment of distributions ..........................       243,650       2,814,290
   Shares redeemed .........................................................    (2,316,860)    (26,747,491)
                                                                                ---------------------------
   Net increase (decrease) .................................................     3,668,214    $ 41,716,286
                                                                                ===========================
Year ended September 30, 2004
   Shares sold .............................................................     3,628,361    $ 34,881,431
   Shares issued in reinvestment of distributions ..........................       159,863       1,540,703
   Shares redeemed .........................................................    (4,069,192)    (38,856,826)
                                                                                ---------------------------
   Net increase (decrease) .................................................      (280,968)   $ (2,434,692)
                                                                                ===========================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Custodian Funds are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
--------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                     Investment manager
Franklin Investment Advisory Services Inc. (Investment Advisory)      Investment manager
Franklin Templeton Services LLC (FT Services)                         Administrative manager
Franklin Templeton Distributors Inc. (Distributors)                   Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)          Transfer agent


                                                             Annual Report | 127

FRANKLIN CUSTODIAN FUNDS, INC.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Funds, except the Franklin Growth Fund, pay an investment management fee to Advisers, and the Franklin Growth Fund pays an investment management fee to Investment Advisory, based on the month-end net assets of each of the Funds as follows:

-----------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
-----------------------------------------------------------------------------
       0.625%           Up to and including $100 million
       0.500%           Over $100 million, up to and including $250 million
       0.450%           Over $250 million, up to and including $10 billion
       0.440%           Over $10 billion, up to and including $12.5 billion
       0.420%           Over $12.5 billion, up to and including $15 billion
       0.400%           Over $15 billion, up to and including $17.5 billion
       0.380%           Over $17.5 billion, up to and including $20.0 billion
       0.360%           In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers and Investment Advisory, FT Services provides administrative services to the Funds. The fee is paid by Advisers and Investment Advisory based on average daily net assets of each of the Funds, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Funds' Board of Directors has adopted distribution plans for each share class, with the exception of Advisor class, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the sale and distribution of each Fund's shares up to a certain percentage per year of their average daily net assets as follows:

                                                ------------------------------------------------------------
                                                                                    FRANKLIN
                                                FRANKLIN   FRANKLIN   FRANKLIN   U.S. GOVERNMENT   FRANKLIN
                                                DYNATECH    GROWTH     INCOME      SECURITIES      UTILITIES
                                                  FUND       FUND       FUND          FUND           FUND
                                                ------------------------------------------------------------
Class A ....................................      0.25%      0.25%      0.15%         0.15%          0.15%

Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


128 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the sale and distribution of each Fund's shares up to a certain percentage per year of their average daily net assets of each class as follows:

                                                ------------------------------------------------------------
                                                                                    FRANKLIN
                                                FRANKLIN   FRANKLIN   FRANKLIN   U.S. GOVERNMENT   FRANKLIN
                                                DYNATECH    GROWTH     INCOME      SECURITIES      UTILITIES
                                                  FUND       FUND       FUND          FUND           FUND
                                                ------------------------------------------------------------
Class B .....................................     1.00%      1.00%      1.00%         0.65%          0.65%
Class B1 ....................................       --         --       0.65%           --             --
Class C .....................................     1.00%      1.00%      0.65%         0.65%          0.65%
Class R .....................................       --       0.50%      0.50%         0.50%          0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                                      --------------------------------------
                                                                       FRANKLIN     FRANKLIN     FRANKLIN
                                                                       DYNATECH      GROWTH       INCOME
                                                                         FUND         FUND         FUND
                                                                      --------------------------------------
Net sales charges received(a) .....................................   $  130,196   $ 402,985   $  24,481,717
Contingent deferred sales charges retained ........................   $   81,129   $ 289,985   $   7,831,556

                                                                               -----------------------------
                                                                                   FRANKLIN
                                                                               U.S. GOVERNMENT     FRANKLIN
                                                                                  SECURITIES       UTILITIES
                                                                                     FUND            FUND
                                                                               -----------------------------
Net sales charges received(a) ..............................................     $   711,575      $  525,245
Contingent deferred sales charges retained .................................     $ 1,235,116      $  236,658

(a) Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were retained by Investor Services:

                                                                      --------------------------------------
                                                                       FRANKLIN     FRANKLIN      FRANKLIN
                                                                       DYNATECH      GROWTH        INCOME
                                                                         FUND         FUND          FUND
                                                                      --------------------------------------
Transfer agent fees ...............................................   $1,183,332   $3,616,592  $  14,782,855

                                                                               ------------------------------
                                                                                   FRANKLIN
                                                                               U.S. GOVERNMENT     FRANKLIN
                                                                                  SECURITIES       UTILITIES
                                                                                     FUND            FUND
                                                                               ------------------------------
Transfer agent fees ........................................................     $ 6,751,943      $ 1,907,961


                                                             Annual Report | 129

FRANKLIN CUSTODIAN FUNDS, INC.

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Effective May 1, 2005, Advisers agreed in advance to voluntarily waive a portion of management fees for the Franklin Income Fund, as noted in the Statement of Operations, in the form of additional breakpoints based on month-end net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
       0.355%         Over $35 billion, up to and including $50 billion
       0.350%         In excess of $50 billion

G. OTHER AFFILIATED TRANSACTIONS

Included in professional fees are legal fees of $157,706 that were paid to a law firm in which a partner is an officer of the Custodian Funds.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended September 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At September 30, 2005, the Funds had tax basis capital losses which may be carried over to offset future capital gains, if any. During the year ended September 30, 2005, the Franklin Growth Fund and the Franklin Utilities Fund utilized $33,743,139 and $62,723,916, respectively, of capital loss carryforwards.

At September 30, 2005, the Franklin Income Fund had $9,351,401 of tax basis capital losses from the merged Franklin Multi-Income Trust which may be carried over to offset future capital gains, subject to certain limitations. During the year ended September 30, 2005, the fund utilized $368,131 of such capital loss carryforwards.


130 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

5. INCOME TAXES (CONTINUED)

At September 30, 2005, the capital loss carryforwards were as follows:

                                                   -------------------------------------------------------------
                                                                                                    FRANKLIN
                                                     FRANKLIN       FRANKLIN        FRANKLIN     U.S. GOVERNMENT
                                                     DYNATECH        GROWTH          INCOME        SECURITIES
                                                       FUND           FUND            FUND            FUND
                                                   -------------------------------------------------------------
Capital loss carryforwards expiring in:
  2006 .........................................   $         --   $          --   $         --   $    28,279,472
  2007 .........................................        677,592              --             --        18,954,412
  2008 .........................................        394,928              --             --        21,105,846
  2009 .........................................      1,170,048              --             --        46,256,951
  2010 .........................................      6,843,771              --      4,507,154        11,768,551
  2011 .........................................     47,180,600     172,953,217      4,348,077        33,556,845
  2012 .........................................     21,838,085      39,052,129        496,170       129,102,166
  2013 .........................................     14,781,620              --             --        74,283,298
                                                   -------------------------------------------------------------
                                                   $ 92,886,644   $ 212,005,346   $  9,351,401   $   363,307,541
                                                   =============================================================

For tax purposes, realized capital losses, realized currency losses, and ordinary income losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2005, the Franklin U.S. Government Securities Fund deferred realized capital losses of $44,205,685. At September 30, 2005, the Franklin DynaTech Fund, Franklin Growth Fund and Franklin Utilities Fund deferred realized currency losses of $3,804, $7,060 and $369,187, respectively. At September 30, 2005, the Franklin Income Fund and Franklin Utilities Fund deferred ordinary income losses of $11,931,281 and $4,624,565, respectively.

On September 30, 2005, the Franklin U.S. Government Securities Fund had expired capital loss carryovers of $50,054,906, which were reclassified to paid-in capital.

The tax character of distributions paid during the years ended September 30, 2005 and 2004, was as follows:

                                                   -----------------------------------------------------------------
                                                       FRANKLIN GROWTH FUND              FRANKLIN INCOME FUND
                                                   -----------------------------------------------------------------
                                                       2005            2004             2005             2004
                                                   -----------------------------------------------------------------
Distributions paid from:
  Ordinary income ..............................   $   4,625,557   $   1,705,082   $ 1,902,092,306   $ 1,340,843,472

  Long term capital gain .......................              --              --       150,816,065        94,170,084
                                                   -----------------------------------------------------------------
                                                   $   4,625,557   $   1,705,082   $ 2,052,908,371   $ 1,435,013,556
                                                   =================================================================

                                                   -----------------------------------------------------------------
                                                     FRANKLIN U.S. GOVERNMENT
                                                         SECURITIES FUND                FRANKLIN UTILITIES FUND
                                                   -----------------------------------------------------------------
                                                       2005            2004             2005             2004
                                                   -----------------------------------------------------------------
Distributions paid from
   ordinary income .............................   $ 368,342,468   $ 448,165,379   $    86,440,618   $    73,462,097


                                                             Annual Report | 131

FRANKLIN CUSTODIAN FUNDS, INC.

5. INCOME TAXES (CONTINUED)

At September 30, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                                 -----------------------------------------------------------
                                                                    FRANKLIN              FRANKLIN             FRANKLIN
                                                                    DYNATECH               GROWTH               INCOME
                                                                      FUND                  FUND                 FUND
                                                                 -----------------------------------------------------------
Cost of investments ...................................          $ 456,878,514        $   912,726,493      $ 35,958,958,925
                                                                 ===========================================================

Unrealized appreciation ...............................          $ 284,594,738        $ 1,329,580,592      $  4,156,270,822
Unrealized depreciation ...............................            (12,610,191)           (17,083,901)       (1,526,600,996)
                                                                 -----------------------------------------------------------
Net unrealized appreciation (depreciation) ............          $ 271,984,547        $ 1,312,496,691      $  2,629,669,826
                                                                 ===========================================================

Undistributed ordinary income .........................          $          --        $     2,307,104      $    160,237,327
Undistributed long term capital gains .................                     --                     --            89,284,658
                                                                 -----------------------------------------------------------
Distributable earnings ................................          $          --        $     2,307,104      $    249,521,985
                                                                 ===========================================================

                                                                                      --------------------------------------
                                                                                       U.S. GOVERNMENT          FRANKLIN
                                                                                         SECURITIES             UTILITIES
                                                                                            FUND                  FUND
                                                                                      --------------------------------------
Cost of investments .....................................................             $ 7,302,904,882      $  1,899,645,711
                                                                                      ======================================

Unrealized appreciation .................................................             $    71,058,942      $    822,588,837
Unrealized depreciation .................................................                 (46,401,969)          (29,258,741)
                                                                                      --------------------------------------
Net unrealized appreciation (depreciation) ..............................             $    24,656,973      $    793,330,096
                                                                                      ======================================

Undistributed ordinary income ...........................................             $       949,733      $      7,684,872
Undistributed long term capital gains ...................................                          --            13,029,665
                                                                                      --------------------------------------
Distributable earnings ..................................................             $       949,733      $     20,714,537
                                                                                      ======================================

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, paydown losses and bond discounts and premiums.


132 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2005, were as follows:

                                                                 ----------------------------------------------------------
                                                                    FRANKLIN              FRANKLIN             FRANKLIN
                                                                    DYNATECH               GROWTH               INCOME
                                                                      FUND                  FUND                 FUND
                                                                 ----------------------------------------------------------
Purchases .............................................          $ 123,324,029        $    25,214,568      $21,386,639,101
Sales .................................................          $ 198,888,224        $   159,176,208      $ 8,503,843,830

                                                                                      -------------------------------------
                                                                                          FRANKLIN
                                                                                       U.S. GOVERNMENT         FRANKLIN
                                                                                         SECURITIES           UTILITIES
                                                                                            FUND                 FUND
                                                                                      -------------------------------------
Purchases ...............................................................             $ 2,144,049,038      $   617,539,957
Sales ...................................................................             $   573,807,169      $   308,345,484

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin Income Fund has 41.6% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Franklin Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2005, the value of these securities was $47,400,500, representing 0.12% of the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.

9. RESTRICTED AND ILLIQUID SECURITIES

At September 30, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold


                                                             Annual Report | 133

FRANKLIN CUSTODIAN FUNDS, INC.

9. RESTRICTED AND ILLIQUID SECURITIES (CONTINUED)

without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At September 30, 2005, the Franklin Income Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the fund's Board of Directors as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                               ACQUISITION
     SHARES       ISSUER                                           DATE           COST           VALUE
---------------------------------------------------------------------------------------------------------
   75,000,000     Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                      Perpetual ...............................   7/18/00      $57,833,250       $847,500
  $   607,466     Pindo Deli Finance Mauritius Ltd., zero cpn.,
                      4/29/25 .................................   4/30/05          141,151        141,843
  $   113,073     Pindo Deli Finance Mauritius Ltd., 144A, FRN,
                      4.675%, 4/29/15 .........................   4/30/05           26,274         26,403
  $   294,012     Pindo Deli Finance Mauritius Ltd., 144A, FRN,
                      4.675%, 4/29/18 .........................   4/30/05           68,317         68,652
  $42,601,657     Tjiwi Kimia Finance Mauritius, secured note,
                      zero cpn., 4/29/25 ......................   4/30/05       12,984,985     13,048,888
  $12,883,549     Tjiwi Kimia Finance Mauritius, secured note,
                      144A, FRN, 4.675%, 4/29/15 ..............   4/30/05        3,926,906      3,946,231
  $33,160,560     Tjiwi Kimia Finance Mauritius, secured note,
                      144A, FRN, 4.675%, 4/29/18 ..............   4/30/05       10,107,339     10,157,079
                                                                                             ------------
                  TOTAL RESTRICTED SECURITIES (0.07% of Net
                      Assets) ............................................................   $ 28,236,596
                                                                                             ============

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund at September 30, 2005 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT/                              PRINCIPAL
                                        SHARES                               AMOUNT/
                                       HELD AT                                SHARES        VALUE                        REALIZED
                                      BEGINNING      GROSS      GROSS      HELD AT END      AT END        INVESTMENT       GAIN
NAME OF ISSUER                         OF YEAR     ADDITIONS  REDUCTIONS     OF YEAR        OF YEAR         INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Aquila Inc. ......................            --  30,328,830   5,328,830    25,000,000   $  99,000,00     $        --  $ 2,662,282
Aquila Inc., senior note, 14.875%,
   7/01/12 .......................   $97,500,000     400,000   2,500,000    95,400,000    130,698,000      14,340,905    1,066,622
Canadian Oil Sands Trust .........     6,000,000          --     400,000     5,600,000    619,196,006       7,200,154    4,979,247
Mission Resources Corp. ..........     3,330,000          --   3,330,000            --             --              --   12,827,824
Mission Resources Corp.,
   senior note, 9.875%, 4/01/11 ..   $40,000,000          --  30,000,000    10,000,000            (a)       2,723,031    2,991,500
                                                                                         -----------------------------------------
      TOTAL AFFILIATED SECURITIES
        (2.2% of Net Assets) .....                                                       $848,894,006     $24,264,090  $24,527,475
                                                                                         =========================================

(a) As of September 30, 2005, no longer an affiliate.


134 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

11. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Franklin Income Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd., Pindo Deli Finance Mauritius Ltd. and Tjiwi Kimia Finance Mauritius in November 2006. Until the completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds received are deferred until the completion of the transaction.

12. ACQUISITIONS/MERGERS

On August 4, 2005, the Franklin Income Fund acquired the net assets of the Franklin Multi-Income Trust pursuant to a plan of reorganization approved by the Franklin Multi-Income Trust's shareholders. The merger was accomplished by a tax-free exchange of 22,580,678 Class A shares of the Fund (valued at $2.53 for the net assets of the Franklin Multi-Income Trust which aggregated $57,129,115, including $13,521,127 of unrealized appreciation (depreciation). The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $37,481,139,819.

13. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.


                                                             Annual Report | 135

FRANKLIN CUSTODIAN FUNDS, INC.

13. REGULATORY MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices described above. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Funds, it is committed to making the Funds or their shareholders whole, as appropriate.


136 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN CUSTODIAN FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, portfolios of Franklin Custodian Funds, Inc. (hereafter referred to as the "Funds") at September 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 10, 2005


                                                             Annual Report | 137

FRANKLIN CUSTODIAN FUNDS, INC.

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as capital gain dividends for the fiscal year ended September 30, 2005:

                     ------------------------------------
                        FRANKLIN                FRANKLIN
                         INCOME                UTILITIES
                          FUND                    FUND
                     ------------------------------------
                     $  143,988,403          $ 13,029,665

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2005.

               -----------------------------------------------
                 FRANKLIN          FRANKLIN         FRANKLIN
                  GROWTH            INCOME         UTILITIES
                   FUND              FUND            FUND
               -----------------------------------------------
               $ 29,277,583     $ 551,347,735     $ 87,442,179

In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2005.

               -----------------------------------------------
                 FRANKLIN          FRANKLIN         FRANKLIN
                  GROWTH            INCOME         UTILITIES
                   FUND              FUND             FUND
               -----------------------------------------------
                   100%             27.97%           81.79%


138 | Annual Report

FRANKLIN CUSTODIAN FUNDS, INC.

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                           LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION      TIME SERVED      BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)         Director      Since 1976       141                          Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                        company).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)      Director      Since 1982       142                          None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Director      Since 1998       137                          Director, Amerada Hess Corporation
One Franklin Parkway                                                                        (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                    gas), H.J. Heinz Company (processed
                                                                                            foods and allied products), RTI
                                                                                            International Metals, Inc.(manufacture
                                                                                            and distribution of titanium), Canadian
                                                                                            National Railway (railroad), and White
                                                                                            Mountains Insurance Group, Ltd.(holding
                                                                                            company).
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and  FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 139

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                           LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION      TIME SERVED      BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)        Director      Since 1992       141                          Director, Martek Biosciences
One Franklin Parkway                                                                        Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                    (biotechnology), and Overstock.com
                                                                                            (Internet services); and FORMERLY,
                                                                                            Director, MCI Communication Corporation
                                                                                            (subsequently known as MCI WorldCom,
                                                                                            Inc. and WorldCom, Inc.) (communications
                                                                                            services) (1988-2002), White Mountains
                                                                                            Insurance Group, Ltd. (holding com-
                                                                                            pany) (1987-2004) and Spacehab, Inc.
                                                                                            (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)           Director      Since June       101                          Director, White Mountains Insurance
One Franklin Parkway                          2005                                          Group, Ltd. (holding company), Amerada
San Mateo, CA 94403-1906                                                                    Hess Corporation (exploration and
                                                                                            refining of oil and gas) and Sentient
                                                                                            Jet (private jet service); and
                                                                                            FORMERLY, Director, Becton Dickinson
                                                                                            and Company (medical technology),
                                                                                            Cooper Industries, Inc. (electrical
                                                                                            products and tools and hardware),
                                                                                            Health Net, Inc. (formerly, Foundation
                                                                                            Health) (integrated managed care), The
                                                                                            Hertz Corporation, Pacific Southwest
                                                                                            Airlines, The RCA Corporation, Unicom
                                                                                            (formerly, Commonwealth Edison) and
                                                                                            UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


140 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION      TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)       Director,     Director since     141                        None
One Franklin Parkway              President     1969, President
San Mateo, CA 94403-1906          and Chief     since 1984 and
                                  Executive     Chief Executive
                                  Officer -     Officer -
                                  Investment    Investment
                                  Management    Management
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)   Director      Since 1983         125                        None
One Franklin Parkway              and Vice
San Mateo, CA 94403-1906          President
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)            Vice          Since 1987         Not Applicable             Not Applicable
One Franklin Parkway              President
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)             Chief         Since 2004         Not Applicable             Not Applicable
One Franklin Parkway              Compliance
San Mateo, CA 94403-1906          Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 141

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                           LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                 POSITION          TIME SERVED      BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)      Treasurer         Since 2004       Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 32 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)     Senior Vice       Since 2002       Not Applicable               Not Applicable
500 East Broward Blvd.      President
Suite 2100                  and Chief
Fort Lauderdale,            Executive
FL 33394-3091               Officer -
                            Finance and
                            Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)        Vice President    Since 2000       Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)     Vice President    Since 2000       Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)    Vice President    Since 2002       Not Applicable               Not Applicable
600 Fifth Avenue            - AML
Rockefeller Center          Compliance
New York, NY 10020-1032
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton
Institutional Suisse SA, Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


142 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                 POSITION           TIME SERVED     BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (1937)    Vice President     Since 2000      Not Applicable               Not Applicable
One Franklin Parkway        and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of
Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, General Counsel,
Franklin Resources, Inc.; Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited
(until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)        Vice President     Since October   Not Applicable               Not Applicable
One Franklin Parkway                           2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Senior Vice President, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin
Templeton Investments; and formerly, Partner, Shearman & Sterling, LLP (2004-2005); and general Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)      Chief Financial    Since 2004      Not Applicable               Not Applicable
500 East Broward Blvd.      Officer and
Suite 2100                  Chief Accounting
Fort Lauderdale,            Officer
FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson are considered to be interested persons of the Funds under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Funds' advisers and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF EDITH E. HOLIDAY AND HARRIS J. ASHTON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. HOLIDAY AND MR. ASHTON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR BUSINESS BACKGROUND AND EXPERIENCE. MS. HOLIDAY, WHO CURRENTLY SERVES AS A DIRECTOR AND TRUSTEE OF VARIOUS COMPANIES AND TRUSTS, INCLUDING H.J. HEINZ COMPANY WHERE SHE IS AUDIT COMMITTEE CHAIRPERSON, IS CHAIRPERSON OF THE FUND'S AUDIT COMMITTEE, AND FORMERLY SERVED AS ASSISTANT TO THE PRESIDENT OF THE UNITED STATES AND SECRETARY OF THE CABINET (1990-1993); GENERAL COUNSEL TO THE UNITED STATES TREASURY DEPARTMENT (1989-1999); AND ASSISTANT SECRETARY FOR PUBLIC AFFAIRS AND PUBLIC LIAISON-UNITED STATES TREASURY DEPARTMENT (1988-1989). MR. ASHTON, WHO IS CURRENTLY A DIRECTOR OF BUSINESS AND NON-PROFIT ORGANIZATIONS, SERVED AS CHIEF EXECUTIVE OFFICER OF GENERAL HOST CORPORATION, A NEW YORK STOCK EXCHANGE LISTED COMPANY FROM 1967 TO 1998, AND WAS A DIRECTOR OF RBC HOLDINGS, INC., A BANK HOLDING COMPANY UNTIL 2002. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MS. HOLIDAY AND MR. ASHTON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. HOLIDAY AND MR. ASHTON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report | 143

FRANKLIN CUSTODIAN FUNDS, INC.

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


144 | Annual Report

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds
  Allocation Fund
Franklin Templeton Perspectives
  Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                              Not part of the annual report

         [LOGO](R)
FRANKLIN(R) TEMPLETON(R)                            One Franklin Parkway
       INVESTMENTS                                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CUSTODIAN FUNDS, INC.

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FCF A2005 11/05


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $241,951 for the fiscal year ended September 30, 2005 and $273,501 for the fiscal year ended September 30, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended September 30, 2005 and $48,579 for the fiscal year ended September 30, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended September 30, 2005 and $0 for the fiscal year ended September 30, 2004. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2005 and $23,814 for the fiscal year ended September 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended September 30, 2005 and $136,186 for the fiscal year ended September 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended September 30, 2005 and $208,579 for the fiscal year ended September 30, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS, INC.

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 21, 2005